Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Entity Registrant Name	VISTEON CORP
Entity Central Index Key	0001111335
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,500,000,000
Entity Common Stock, Shares Outstanding		51,449,308

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net sales
Products	$ 1,777	$ 7,532	$ 5,102	$ 6,063
Services	1	0	142	265
Net sales	1,778	7,532	5,244	6,328
Cost of sales
Products	1,533	6,914	4,555	5,449
Services	1	0	140	261
Cost of sales	1,534	6,914	4,695	5,710
Gross margin	244	618	549	618
Selling, general and administrative expenses	107	387	263	321
Asset Impairments	0	0	4	10
Restructuring expenses	27	24	14	80
Deconsolidation gains	0	(8)	0	(95)
Other (Income) Expense, Net	13	(5)	22	(20)
Reorganization expenses, net			(938)	60
Reimbursement from escrow account				62
Operating income	97	220	1,184	324
Interest expense	15	48	169	117
Interest income	6	21	10	11
Loss on debt extinguishment		24
Equity in net income of non-consolidated affiliates	41	168	105	81
Income before income taxes	129	337	1,130	299
Provision for income taxes	24	127	148	72
Income from continuing operations	105	210	982	227
Income (loss) from discontinued operations, net of tax	0	(56)	14	(43)
Net income	105	154	996	184
Net income attributable to non-controlling interests	19	74	56	56
Net income attributable to Visteon Corporation	$ 86	$ 80	$ 940	$ 128
Continuing operations	$ 1.71	$ 2.65	$ 7.1	$ 1.31
Discontinued operations	$ 0	$ (1.09)	$ 0.11	$ (0.33)
Basic earnings attributable to Visteon Corporation	$ 1.71	$ 1.56	$ 7.21	$ 0.98
Continuing operations	$ 1.66	$ 2.62	$ 7.1	$ 1.31
Discontinued operations	$ 0	$ (1.08)	$ 0.11	$ (0.33)
Diluted earnings attributable to Visteon Corporation	$ 1.66	$ 1.54	$ 7.21	$ 0.98

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net income	$ 105	$ 154	$ 996	$ 184
Foreign currency translation adjustments	3	(53)	20	(108)
Benefit plans	51	(26)	(232)	92
Unrealized hedging gains (losses) and other	(1)	(9)	5	10
Other comprehensive (loss) income	53	(88)	(207)	(6)
Comprehensive income	158	66	789	178
Comprehensive income attributable to noncontrolling interests	22	61	65	65
Comprehensive income attributable to Visteon Corporation	$ 136	$ 5	$ 724	$ 113

Consolidated Balance Sheet Parenthetical (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	250	250
Common Stock, Shares, Issued	52	51
Common Stock, Shares, Outstanding	52	51
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50	50
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and equivalents	$ 723	$ 905
Restricted cash	23	74
Accounts receivable, net	1,063	1,092
Inventories, net	381	364
Other current assets	304	267
Total current assets	2,494	2,702
Property and equipment, net	1,412	1,576
Equity in net assets of non-consolidated affiliates	644	439
Intangible assets, net	353	402
Other non-current assets	66	89
Total assets	4,969	5,208
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term debt, including current portion of long-term debt	87	78
Accounts payable	1,010	1,203
Accrued employee liabilities	189	196
Other current liabilities	267	365
Total current liabilities	1,553	1,842
Long-term debt	512	483
Employee benefits	495	526
Deferred tax liabilities	187	190
Other non-current liabilities	225	217
Shareholders' equity:
Preferred stock (par value $0.01, 50 million shares authorized, none outstanding at December 31, 2011)	0	0
Common stock (par value $0.01, 250 million shares authorized, 52 million and 51 million shares issued and outstanding at December 31, 2011 and 2010, respectively)	1	1
Stock Warrants, Outstanding	13	29
Additional paid-in capital	1,165	1,099
Retained earnings	166	86
Accumulated other comprehensive (loss) income	(25)	50
Treasury stock	(13)	(5)
Total Visteon Corporation shareholders' equity	1,307	1,260
Non-controlling interests	690	690
Total shareholders' equity	1,997	1,950
Total liabilities and shareholders' equity	$ 4,969	$ 5,208

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Oct. 01, 2010 Predecessor	Dec. 31, 2009 Predecessor
Operating Activities
Net income	$ 105	$ 154	$ 996	$ 184
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	73	316	207	352
Asset Impairments	0	66	4	9
Equity in net income of non-consolidated affiliates, net of dividends remitted	(41)	(122)	(92)	(38)
Loss on debt extinguishment		24
Deconsolidation gains		(8)		(95)
Pension and OPEB, net	(146)		(41)	(215)
Reorganization expenses, net			(933)	60
Other non-cash items	44	35	61	(12)
Changes in assets and liabilities:
Accounts receivable	(53)	(102)	(79)	(127)
Inventories	5	(33)	(75)	33
Accounts payable	174	(25)	55	79
Income taxes deferred and payable, net		(5)	12	47
Other assets and other liabilities	(7)	(125)	(95)	(136)
Net cash provided from operating activities	154	175	20	141
Investing Activities
Capital expenditures	(92)	(258)	(117)	(151)
Cash associated with deconsolidations		(52)		(11)
Acquisitions of joint venture interests		(29)	(3)	(30)
Proceeds from divestitures and assets sales	16	14	45	69
Other		(6)
Net cash used by investing activities	(76)	(331)	(75)	(123)
Financing Activities
Short-term debt, net	6	17	(9)	(19)
Cash restriction, net	16	51	43	(133)
Proceeds from (payments on) DIP facility, net of issuance costs			(75)	71
Proceeds from rights offering, net of issuance costs		(33)	1,190
Proceeds from issuance of debt, net of issuance costs		503	481	57
Principal payments on debt	(61)	(513)	(1,651)	(173)
Other	(1)	(28)	(21)	(62)
Net cash used by financing activities	(40)	(3)	(42)	(259)
Effect of exchange rate changes on cash	1	(23)	1	23
Net (decrease) increase in cash and equivalents	39	(182)	(96)	(218)
Cash and equivalents at beginning of period	866	905	962	1,180
Cash and equivalents at end of period	905	723	866	962
Supplemental Disclosures:
Cash paid for interest	5	51	179	126
Cash paid for income taxes, net of refunds	$ 20	$ 127	$ 83	$ 77

Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Millions	Total	Predecessor	Successor	Predecessor [Member]	Predecessor [Member] Common Stock	Predecessor [Member] Stock Warrants	Predecessor [Member] Additional Paid-In Capital	Predecessor [Member] Retained Earnings (Accumulated Deficit)	Predecessor [Member] Accumulated Other Comprehensive Income (Loss)	Predecessor [Member] Treasury Stock	Predecessor [Member] Non-controlling interests	Successor [Member]	Successor [Member] Common Stock	Successor [Member] Stock Warrants	Successor [Member] Additional Paid-In Capital	Successor [Member] Retained Earnings (Accumulated Deficit)	Successor [Member] Accumulated Other Comprehensive Income (Loss)	Successor [Member] Treasury Stock	Successor [Member] Non-controlling interests
Beginning Balance at Dec. 31, 2008				$ (623)	$ 131	$ 127	$ 3,405	$ (4,704)	$ 157	$ (3)	$ 264
Net income		184		184				128			56
Other comprehensive (loss) income				(6)					(15)		9
Stock-based compensation, net				2			2
Cash dividends				(12)							(12)
Reorganization and fresh-start related adjustments		60		60
Ending Balance at Dec. 31, 2009				(455)	131	127	3,407	(4,576)	142	(3)	317
Net income		996		996				940			56
Other comprehensive (loss) income				(207)					(216)		9
Stock-based compensation, net				1			1
Cash dividends				(23)							(23)
Reorganization and fresh-start related adjustments		(933)		(933)
Reorganization and Fresh-Start Related Adjustments				1,460	(130)	(86)	(2,345)	3,636	74	3	308
Ending Balance at Oct. 01, 2010												1,772	1	41	1,063				667
Net income			105									105				86			19
Other comprehensive (loss) income												53					50		3
Stock-based compensation, net												16			21			(5)
Warrant exercises												3		(12)	15
Reorganization and fresh-start related adjustments
Other												1							1
Ending Balance at Dec. 31, 2010	1,950											1,950	1	29	1,099	86	50	(5)	690
Net income			154									154				80			74
Other comprehensive (loss) income												(88)					(75)		(13)
Stock-based compensation, net												33			41			(8)
Warrant exercises												9		(16)	25
Cash dividends												(32)	0	0	0	0	0	0	(32)
Reorganization and fresh-start related adjustments
Deconsolidation												(29)	0	0	0	0	0	0	(29)
Ending Balance at Dec. 31, 2011	$ 1,997											$ 1,997	$ 1	$ 13	$ 1,165	$ 166	$ (25)	$ (13)	$ 690

Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE 1. Basis of Presentation

Visteon Corporation (the “Company” or “Visteon”) is a global supplier of automotive systems, modules and components to global automotive original equipment manufacturers (“OEMs”). The Company’s operations are organized by global product lines including Climate, Electronics and Interiors and are conducted through a network of manufacturing operations, technical centers and joint ventures in every major geographic region of the world.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all subsidiaries that are more than 50% owned and over which the Company exercises control. Investments in affiliates of greater than 20% and for which the Company does not exercise control are accounted for using the equity method.

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) on a going concern basis, which contemplates the continuity of operations, realization of assets and satisfaction of liabilities in the normal course of business. The preparation of the financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect amounts reported herein. Management believes that such estimates, judgments and assumptions are reasonable and appropriate. However, due to the inherent uncertainty involved, actual results may differ from those provided in the Company’s consolidated financial statements. Certain amounts in 2011 and prior years have been reclassified to conform to current presentation.

The Company adopted fresh-start accounting upon emergence from the Chapter 11 Proceedings and became a new entity for financial reporting purposes as of the Effective Date. Therefore, the consolidated financial statements for the reporting entity subsequent to the Effective Date (the “Successor”) are not comparable to the consolidated financial statements for the reporting entity prior to the Effective Date (the “Predecessor”). Additional details regarding the adoption of fresh-start accounting are included herein under Note 4, “Fresh-Start Accounting.”

Reorganization under Chapter 11 of the U.S. Bankruptcy Code

On May 28, 2009, Visteon and certain of its U.S. subsidiaries (the “Debtors”) filed voluntary petitions for reorganization relief under chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Court”) in response to sudden and severe declines in global automotive production during the latter part of 2008 and early 2009 and the resulting adverse impact on the Company’s cash flows and liquidity. On August 31, 2010 (the “Confirmation Date”), the Court entered an order (the “Confirmation Order”) confirming the Debtors’ joint plan of reorganization (as amended and supplemented, the “Plan”). On October 1, 2010 (the “Effective Date”), all conditions precedent to the effectiveness of the Plan and related documents were satisfied or waived and the Company emerged from bankruptcy. Additional details regarding the status of the Company’s Chapter 11 Proceedings are included herein under Note 3, “Voluntary Reorganization under Chapter 11 of the United States Bankruptcy Code.”

Visteon UK Limited Administration

On March 31, 2009, in accordance with the provisions of the United Kingdom Insolvency Act of 1986 and pursuant to a resolution of the board of directors of Visteon UK Limited, a company organized under the laws of England and Wales (the “UK Debtor”) and an indirect, wholly-owned subsidiary of the Company, representatives from KPMG (the “Administrators”) were appointed as administrators in respect of the UK Debtor (the “UK Administration”). The UK Administration was initiated in response to continuing operating losses of the UK Debtor and mounting labor costs and their related demand on the Company’s cash flows. The effect of the UK Debtor’s entry into administration was to place the management, affairs, business and property of the UK Debtor under the direct control of the Administrators.

As of March 31, 2009, total assets of $64 million, total liabilities of $132 million and related amounts deferred as accumulated other comprehensive income of $84 million, were deconsolidated from the Company’s balance sheet resulting in a deconsolidation gain of $152 million. The Company also recorded $57 million for contingent liabilities related to the UK Administration, including $45 million of costs associated with former employees of the UK Debtor, for which the Company was reimbursed from the escrow account on a 100% basis.

Additional amounts related to these items or other contingent liabilities for potential claims under the UK Administration, which may result from (i) negotiations; (ii) actions of the Administrators; (iii) resolution of contractual arrangements, including unexpired leases; (iv) assertions by the UK Pensions Regulator; and, (v) material adverse developments; or other events, may be recorded in future periods. No assurance can be provided that the Company will not be subject to future litigation and/or liabilities related to the UK Administration, including assertions by the UK Pensions Regulator. Additional liabilities, if any, will be recorded when they become probable and estimable and could materially affect the Company’s results of operations and financial condition in future periods.

Transactions with Ford Motor Company

On September 29, 2010, the Company entered into a Global Settlement and Release Agreement (the “Release Agreement”) with Ford and Automotive Components Holdings, LLC (“ACH”) conditioned on the effectiveness of the Company’s Plan. The Release Agreement provides, among other things, for: (i) the termination of the Company’s future obligations to reimburse Ford for certain pension and retiree benefit costs; (ii) the resolution of and release of claims and causes of actions against the Company and certain claims, liabilities, or actions against the Company’s non-debtor affiliates; (iii) withdrawal of all proofs of claim, with a face value of approximately $163 million, including a claim for pension and retiree benefit liabilities described above, filed against the Company by Ford and/or ACH and an agreement to not assert any further claims against the estates, other than with respect to preserved claims; (iv) the rejection of all purchase orders under which the Company is not producing component parts and other agreements which would not provide a benefit to the reorganized Company and waiver of any claims against the Company arising out of such rejected agreements; (v) the reimbursement by Ford of up to $29 million to the Company for costs associated with restructuring initiatives in various parts of the world; and (vi) a commitment by Ford and its affiliates to source the Company new and replacement business totaling approximately $600 million in annual sales for vehicle programs launching through 2013.

In exchange for these benefits, the Company assumed all outstanding purchase orders and related agreements under which the Company is currently producing parts for Ford and/or ACH and agreed to continue to produce and deliver component parts to Ford and ACH in accordance with the terms of such purchase orders to ensure Ford continuity of supply. The Company also agreed to release Ford and ACH from any claims, liabilities, or actions that the Company may potentially assert against Ford and/or ACH.

On July 26, 2010, the Company, Visteon Global Technologies, Inc., ACH and Ford entered into an agreement (the “ACH Termination Agreement”) to terminate each of (i) the Master Services Agreement, dated September 30, 2005 (as amended); (ii) the Visteon Salaried Employee Lease Agreement, dated October 1, 2005 (as amended); and, (iii) the Visteon Hourly Employee Lease Agreement, dated October 1, 2005 (as amended).  On August 17, 2010, the Court approved the ACH Termination Agreement, pursuant to which Ford released Visteon from certain OPEB obligations related to employees previously leased to ACH resulting in a $9 million gain during the third quarter of 2010.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance amending the options for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. This guidance provides an entity with the option to perform a qualitative assessment to determine whether the events or circumstances exist which could lead to the determination that it is more likely than not that the carrying amount of a reporting unit exceeds its fair value, prior to the performing a quantitative assessment as provided for in previous guidance. The Company does not expect this guidance to have a material impact on its consolidated financial statements.

In June 2011, the FASB issued guidance amending comprehensive income disclosures retrospectively, for fiscal years, and interim reporting periods within those years, beginning after December 15, 2011. This guidance requires disclosures of all nonowner changes (components of comprehensive income) in stockholders’ equity to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company has adopted these disclosure requirements in 2012 and has reflected the changes herein.

In May 2011, the FASB issued guidance amending fair value measurement disclosures for fiscal years, and interim reporting periods within those years, beginning after December 15, 2011. This guidance will increase disclosures and result in common disclosure requirements between GAAP and International Financial Reporting Standards. The Company will adopt these disclosure requirements in 2012.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2. Significant Accounting Policies

Revenue Recognition:  The Company records revenue when persuasive evidence of an arrangement exists, delivery occurs or services are rendered, the sales price or fee is fixed or determinable and collectibility is reasonably assured. The Company ships product and records revenue pursuant to commercial agreements with its customers generally in the form of an approved purchase order, including the effects of contractual customer price productivity. The Company does negotiate discrete price changes with its customers, which are generally the result of unique commercial issues between the Company and its customers. The Company records amounts associated with discrete price changes as a reduction to revenue when specific facts and circumstances indicate that a price reduction is probable and the amounts are reasonably estimable. The Company records amounts associated with discrete price changes as an increase to revenue upon execution of a legally enforceable contractual agreement and when collectibility is reasonably assured.

Services revenues are recognized as services are rendered and associated costs of providing such services are recorded as incurred. Services revenues and related costs included approximately $30 million in 2009 of contractual reimbursement from Ford under the Amended Reimbursement Agreement for costs associated with the separation of ACH leased employees no longer required to provide such services.

Foreign Currency: Assets and liabilities of the Company’s non-U.S. businesses are translated into U.S. Dollars at end-of-period exchange rates and the related translation adjustments are reported in the consolidated balance sheets under the classification of Accumulated other comprehensive (loss) income. The effects of remeasuring assets and liabilities of the Company’s non-U.S. businesses that use the U.S. Dollar as their functional currency are included in the consolidated statements of operations as transaction gains and losses. Income and expense elements of the Company’s non-U.S. businesses are translated into U.S. Dollars at average-period exchange rates and are reflected in the consolidated statements of operations. Additionally, gains and losses resulting from transactions denominated in a currency other than the functional currency are included in the consolidated statements of operations as transaction gains and losses. Net transaction gains and losses decreased net income by $4 million in 2011. Net transaction gains and losses increased net income by less than $1 million in the three months ended December 31, 2010 and $12 million in the nine months ended October 1, 2010. Net transaction gains and losses decreased net income by $18 million in 2009.

Restructuring: The Company defines restructuring expense to include costs directly associated with exit or disposal activities. Such costs include employee severance, special termination benefits, pension and other postretirement benefit plan curtailments and/or settlements, contract termination fees and penalties, and other exit or disposal costs. In general, the Company records employee-related exit and disposal costs when such costs are probable and estimable, with the exception of one-time termination benefits and employee retention costs, which are recorded when earned. Contract termination fees and penalties and other exit and disposal costs are generally recorded when incurred.

Environmental Costs: Costs related to environmental assessments and remediation efforts at operating facilities, previously owned or operated facilities, and Superfund or other waste site locations are accrued when it is probable that a liability has been incurred and the amount of that liability can be reasonably estimated. Estimated costs are recorded at undiscounted amounts, based on experience and assessments and are regularly evaluated. The liabilities are recorded in other current liabilities and other non-current liabilities in the Company’s consolidated balance sheets.

Other Costs: Advertising and sales promotion costs, repair and maintenance costs, research and development costs, and pre-production operating costs are expensed as incurred. Research and development expenses include salary and related employee benefits, contractor fees, information technology, occupancy, telecommunications and depreciation. Advertising costs were not material to the Company's consolidated statements of operations. Research and development costs were $326 million in 2011, $89 million in the three months ended December 31, 2010, $264 million in the nine months ended October 1, 2010, and $328 million in 2009. Shipping and handling costs are recorded in the Company’s consolidated statements of operations as “Cost of sales.”

Cash and Equivalents:  The Company considers all highly liquid investments purchased with a maturity of three months or less, including short-term time deposits, commercial paper, repurchase agreements and money market funds to be cash equivalents.

Restricted Cash: Restricted cash represents amounts designated for uses other than current operations and includes $11 million related to the Letter of Credit Reimbursement and Security Agreement, and $12 million related to cash collateral for other corporate purposes at December 31, 2011. Restricted cash decreased by $51 million during 2011 primarily due to the disbursement of previously escrowed funds to settle reorganization related professional fees.

Accounts Receivable and Allowance for Doubtful Accounts: Accounts receivable are stated at historical value, which approximates fair value. The Company does not generally require collateral from its customers. Accounts receivable are reduced by an allowance for amounts that may be uncollectible in the future. This estimated allowance is determined by considering factors such as length of time accounts are past due, historical experience of write-offs and customer financial condition. If not reserved through specific examination procedures, the Company’s general policy for uncollectible accounts is to reserve based upon the aging categories of accounts receivable. Past due status is based upon the invoice date of the original amounts outstanding. Included in selling, general and administrative (“SG&A”) expenses are provisions for estimated uncollectible accounts receivable of $8 million, $3 million and $5 million for the year ended December 31, 2011, the nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively, and recoveries in excess of provisions for estimated uncollectible accounts receivable of $4 million for the three–month Successor period ended December 31, 2010. The allowance for doubtful accounts balance was $8 million and $23 million at December 31, 2011 and December 31, 2009, respectively. No reserve for doubtful accounts was recorded at December 31, 2010 primarily due to the adoption of fresh-start accounting on October 1, 2010 (see Note 4, “Fresh-Start Accounting” for additional details).

Inventories: Inventories are stated at the lower of cost, determined on a first-in, first-out (“FIFO”) basis, or market. Inventories are reduced by an allowance for excess and obsolete inventories based on management’s review of on-hand inventories compared to historical and estimated future sales and usage. Inventory reserves were $24 million and $6 million at as of December 31, 2011 and 2010, respectively. Inventory reserves increased during 2011 as inventory was recorded at fair value in connection with the adoption of fresh-start accounting on October 1, 2010 (see Note 4, “Fresh-Start Accounting” for additional details).

Product Tooling: Product tooling includes molds, dies and other tools used in production of a specific part or parts of the same basic design. It is generally required that non-reimbursable design and development costs for products to be sold under long-term supply arrangements be expensed as incurred and costs incurred for molds, dies and other tools that will be owned by the Company or its customers and used in producing the products under long-term supply arrangements be capitalized and amortized over the shorter of the expected useful life of the assets or the term of the supply arrangement. Contractually reimbursable design and development costs that would otherwise be expensed are recorded as an asset as incurred. Product tooling owned by the Company is capitalized as property and equipment, and amortized to cost of sales over its estimated economic life, generally not exceeding six years. The net book value of product tooling owned by the Company was $80 million and $84 million as of December 31, 2011 and 2010, respectively. The Company had receivables of $30 million and $26 million as of December 31, 2011 and 2010, respectively, related to production tools in progress, which will not be owned by the Company and for which there is a contractual agreement for reimbursement from the customer.

Property and Equipment: Property and equipment are stated at cost or fair value for impaired assets. However, as a result of the adoption of fresh-start accounting property and equipment were re-measured and adjusted to estimated fair value as of October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Depreciation expense is computed principally by the straight-line method over estimated useful lives for financial reporting purposes and by accelerated methods for income tax purposes in certain jurisdictions. See Note 9, “Property and Equipment” for additional details.

Certain costs incurred in the acquisition or development of software for internal use are capitalized. Capitalized software costs are amortized using the straight-line method over estimated useful lives generally ranging from 3 to 8 years. The net book value of capitalized software costs was approximately $20 million and $15 million at December 31, 2011 and 2010, respectively. Related amortization expense was approximately $6 million, $2 million, $18 million, and $27 million for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively. Amortization expense of approximately $6 million, $5 million, $2 million and $1 million is expected for the annual periods ended December 31, 2012, 2013, 2014 and 2015, respectively.

Asset impairment charges are recorded when events and circumstances indicate that such assets may not be recoverable and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying amounts. If estimated future undiscounted cash flows are not sufficient to recover the carrying value of the assets, an impairment charge is recorded for the amount by which the carrying value of the assets exceeds fair value. The Company classifies assets and liabilities as held for sale when management approves and commits to a formal plan of sale, generally following board of director approval, and it is probable that the sale will be completed within one year. The carrying value of the assets and liabilities held for sale are recorded at the lower of carrying value or fair value less cost to sell, and the recording of depreciation is ceased. For impairment purposes, fair value is determined using appraisals, management estimates or discounted cash flow calculations.

Definite-Lived Intangible Assets: In connection with the adoption of fresh-start accounting identifiable intangible assets were recorded at their estimated fair value as of October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Definite-lived intangible assets, primarily including developed technology and customer-related assets, are amortized on a straight-line basis over estimated useful lives. Definite-lived intangible assets must be assessed for impairment when events and circumstances indicate that such assets may not be recoverable and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying amounts. Under such circumstances, an impairment charge is recorded for the amount by which the carrying value of the intangible asset exceeds its estimated fair value. See Note 11, “Intangible Assets” for additional details.

Indefinite-Lived Intangible Assets: In connection with the adoption of fresh-start accounting identifiable intangible assets were recorded at their estimated fair value as of October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Indefinite-lived intangible assets are not amortized, but are tested at least annually for impairment by reporting unit. Impairment testing is also required if an event or circumstance indicates that an impairment is more likely than not to have occurred. In testing for impairment the fair value of each reporting unit is compared to its carrying value. If the carrying value exceeds fair value an impairment loss is measured and recognized. See Note 11, “Intangible Assets” for additional details.

Debt Issuance Costs: The costs related to the issuance or modification of long-term debt are deferred and amortized into interest expense over the life of each respective debt issue. Deferred amounts associated with debt extinguished prior to maturity are expensed.

Pensions and Other Postretirement Employee Benefits: Pensions and other postretirement employee benefit costs and related liabilities and assets are dependent upon assumptions used in calculating such amounts. These assumptions include discount rates, expected return on plan assets, health care cost trends, compensation and other factors. In accordance with GAAP, actual results that differ from the assumptions used are accumulated and amortized into expense over future periods.

Product Warranty: The Company accrues for warranty obligations for products sold based on management estimates, with support from its sales, engineering, quality and legal functions, of the amount that eventually will be required to settle such obligations. This accrual is based on several factors, including contractual arrangements, past experience, current claims, production changes, industry developments and various other considerations.

Product Recall: The Company accrues for product recall claims related to probable financial participation in customers’ actions to provide remedies related primarily to safety concerns as a result of actual or threatened regulatory or court actions or the Company’s determination of the potential for such actions. The Company accrues for recall claims for products sold based on management estimates, with support from the Company’s engineering, quality and legal functions. Amounts accrued are based upon management’s best estimate of the amount that will ultimately be required to settle such claims.

Income Taxes: Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred tax assets when it is more likely than not that such assets will not be realized. This assessment requires significant judgment, and must be done on a jurisdiction-by-jurisdiction basis. In determining the need for a valuation allowance, all available positive and negative evidence, including historical and projected financial performance, is considered along with any other pertinent information.

Financial Instruments: The Company uses derivative financial instruments, including forward contracts, swaps and options, to manage exposures to changes in currency exchange rates and interest rates. All derivative financial instruments are classified as “held for purposes other than trading.” The Company’s policy specifically prohibits the use of derivatives for speculative purposes.

Fair Value Measurements: The Company uses fair value measurements in the preparation of its financial statements, which utilize various inputs including those that can be readily observable, corroborated or are generally unobservable. The Company utilizes market-based data and valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Additionally, the Company applies assumptions that market participants would use in pricing an asset or liability, including assumptions about risk.

Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code	12 Months Ended
Dec. 31, 2011
Voluntary Reorganization under Chapter 11 of the United States Bankruptcy Code [Abstract]
Voluntary Filing under Chapter 11 of the United States Bankruptcy Code [Text Block]
NOTE 3. Voluntary Reorganization under Chapter 11 of the United States Bankruptcy Code

The Chapter 11 Proceedings were initiated in response to sudden and severe declines in global automotive production during the latter part of 2008 and early 2009 and the adverse impact on the Company’s cash flows and liquidity. The reorganization cases are being jointly administered as Case No. 09-11786 under the caption “In re Visteon Corporation, et al”. On August 31, 2010, the Court entered the Confirmation Order confirming the Debtors’ Plan and on the Effective Date all conditions precedent to the effectiveness of the Plan and related documents were satisfied or waived and the Company emerged from bankruptcy.

Plan of Reorganization

A plan of reorganization determines the rights and satisfaction of claims of various creditors and security holders, but the ultimate settlement of certain claims will be subject to the uncertain outcome of litigation, negotiations and Court decisions up to and for a period of time after a plan of reorganization is confirmed. The following is a summary of the substantive provisions of the Plan and related transactions and is not intended to be a complete description of, or a substitute for a full and complete reading of, the Plan.

•	Cancellation of any shares of Visteon common stock and any options, warrants or rights to purchase shares of Visteon common stock or other equity securities outstanding prior to the Effective Date;

•
Issuance of approximately 45,000,000 shares of Successor common stock to certain investors in a private offering (the “Rights Offering”) exempt from registration under the Securities Act for proceeds of approximately $1.25 billion;

•	Execution of an exit financing facility including $500 million in funded, secured debt and a $200 million asset-based, secured revolver that was undrawn at the Effective Date; and,

•	Application of proceeds from such borrowings and sales of equity along with cash on hand to make settlement distributions contemplated under the Plan, including;

•	cash settlement of the pre-petition seven-year secured term loan claims of approximately $1.5 billion, along with interest of approximately $160 million;

•	cash settlement of the U.S. asset-backed lending facility (“ABL”) and related letters of credit of approximately $128 million

•	establishment of a professional fee escrow account of $68 million; and,

•	cash settlement of other claims and fees of approximately $119 million;

•
Issuance of approximately 2,500,000 shares of Successor common stock to holders of pre-petition notes, including 7% Senior Notes due 2014, 8.25% Senior Notes due 2010, and 12.25% Senior Notes due 2016; holders of the 12.25% senior notes also received warrants to purchase up to 2,355,000 shares of reorganized Visteon common stock at an exercise price of $9.66 per share;

•
Issuance of approximately 1,000,000 shares of Successor common stock and warrants to purchase up to 1,552,774 shares of Successor common stock at an exercise price of $58.80 per share for Predecessor common stock interests;

•	Issuance of approximately 1,700,000 shares of restricted stock to management under a post-emergence share-based incentive compensation program; and,

•	Reinstatement of certain pre-petition obligations including certain OPEB liabilities and administrative, general and other unsecured claims.

Financial Statement Classification

Financial reporting applicable to a company in chapter 11 of the Bankruptcy Code generally does not change the manner in which financial statements are prepared. However, financial statements for periods including and subsequent to a chapter 11 bankruptcy filing must distinguish between transactions and events that are directly associated with the reorganization proceedings and the ongoing operations of the business. Accordingly, revenues, expenses, realized gains and losses and provisions for losses that can be directly associated with the reorganization of the business have been reported separately as Reorganization items, net in the Company’s statement of operations.

Reorganization items, net included in the consolidated financial statements, including the amounts associated with the Company's discontinued operations, is comprised of the following:

	Nine Months Ended October 1	Year Ended December 31
	2010	2009
	(Dollars in Millions)
Gain on settlement of Liabilities subject to compromise	$(956)	$—
Professional fees and other direct costs, net	129	60
Gain on adoption of fresh-start accounting	(106)	—
	$(933)	$60

Cash payments for reorganization expenses	$111	$26

On the Effective Date and in connection with the Plan, the Company recorded a pre-tax gain of approximately $1.1 billion for reorganization related items. This gain included $956 million related to the cancellation of certain pre-petition obligations previously recorded as liabilities subject to compromise in accordance with terms of the Plan. Additionally, on the Effective Date, the Company became a new entity for financial reporting purposes and adopted fresh-start accounting, which requires, among other things, that all assets and liabilities be recorded at fair value resulting in a gain of $106 million. For additional information regarding fresh-start accounting see Note 4, “Fresh-Start Accounting.”

Fresh-Start Accounting	12 Months Ended
Dec. 31, 2011
Reorganizations [Abstract]
Fresh-Start Accounting [Text Block]
NOTE 4. Fresh-Start Accounting

The application of fresh-start accounting results in the allocation of reorganization value to the fair value of assets and is permitted only when the reorganization value of assets immediately prior to confirmation of a plan of reorganization is less than the total of all post-petition liabilities and allowed claims and the holders of voting shares immediately prior to the confirmation of the plan of reorganization receive less than 50% of the voting shares of the emerging entity. The Company adopted fresh-start accounting as of the Effective Date, which represents the date that all material conditions precedent to the Plan were resolved, because holders of existing voting shares immediately before filing and confirmation of the plan received less than 50% of the voting shares of the emerging entity and because its reorganization value is less than post-petition liabilities and allowed claims, as shown below:

October 1, 2010
(Dollars in Millions)
Post-petition liabilities	$2,763
Liabilities subject to compromise	3,121
Total post-petition liabilities and allowed claims	5,884
Reorganization value of assets	(5,141)
Excess post-petition liabilities and allowed claims	$743

Reorganization Value

The Company’s reorganization value includes an estimated enterprise value of approximately $2.4 billion, which represents management’s best estimate of fair value within the range of enterprise values contemplated by the Court of $2.3 billion to $2.5 billion. The range of enterprise values considered by the Court was determined using certain financial analysis methodologies including the comparable companies analysis, the precedent transactions analysis and the discounted cash flow analysis. The application of these methodologies requires certain key judgments and assumptions, including financial projections, the amount of cash available to fund operations and current market conditions.

The comparable companies analysis estimates the value of a company based on a comparison of such company’s financial statistics with the financial statistics of publicly-traded companies with similar characteristics. Criteria for selecting comparable companies for this analysis included, among other relevant characteristics, similar lines of business, geographic presence, business risks, growth prospects, maturity of businesses, market presence, size and scale of operations. The comparable companies analysis established benchmarks for valuation by deriving financial multiples and ratios for the comparable companies, standardized using common metrics of (i) EBITDAP (Earnings Before Interest, Taxes, Depreciation, Amortization and Pension expense) and (ii) EBITDAP minus capital expenditures. EBITDAP based metrics were utilized to ensure that the analysis allowed for valuation comparability between companies which sponsor pensions and those that do not. The calculated range of multiples for the comparable companies was used to estimate a range which was applied to the Company’s projected EBITDAP and projected EBITDAP minus capital expenditures to determine a range of enterprise values. The multiples ranged from 4.6 to 7.8 depending on the comparable company for EBITDAP and from 6.1 to 14.6 for EBITDAP minus capital expenditures. Because the multiples derived excluded pension expense, the analysis further deducted an estimated amount of pension underfunding totaling $455 million from the resulting enterprise value.

The precedent transactions analysis is based on the enterprise values of companies involved in public or private merger and acquisition transactions that have operating and financial characteristics similar to Visteon. Under this methodology, the enterprise value of such companies is determined by an analysis of the consideration paid and the debt assumed in the merger, acquisition or restructuring transaction. As in a comparable companies valuation analysis, the precedent transactions analysis establishes benchmarks for valuation by deriving financial multiples and ratios, standardized using common variables such as revenue or EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization). In performing the precedent transactions analysis an EBITDAP metric was not able to be used due to the unavailability of pension expense information for the transactions analyzed. Therefore, the precedent transactions analysis relied on derived EBITDA multiples, which were then applied to the Company’s operating statistics to determine enterprise value. Different than the comparable companies analysis in that the EBITDA metric is already burdened by pension costs, the precedent transactions analysis did not need to separately deduct pension underfunding in order to calculate enterprise value. The calculated multiples used to estimate a range of enterprise values for the Company, ranged from 4.0 to 7.1 depending on the transaction.

The discounted cash flow analysis estimates the value of a business by calculating the present value of expected future cash flows to be generated by such business. This analysis discounts the expected cash flows by an estimated discount rate. This approach has three components: (i) calculating the present value of the projected unlevered after-tax free cash flows for a determined period of time, (ii) adding the present value of the terminal value of the cash flows and (iii) subtracting the present value of projected pension payments in excess of the terminal year pension expense through 2017, due to the underfunded status of such pension plans. These calculations were performed on unlevered after-tax free cash flows, using an estimated tax rate of 35%, for the period beginning July 1, 2010 through December 31, 2013 (the “Projection Period”), discounted to the assumed effective date of June 30, 2010.

The discounted cash flow analysis was based on financial projections as included in the Fourth Amended Disclosure Statement (the “Financial Projections”) and included assumptions for the weighted average cost of capital (the “Discount Rate”), which was used to calculate the present value of future cash flows and a perpetuity growth rate for the future cash flows, which was used to determine the enterprise value represented by the time period beyond the Projection Period. The Discount Rate was calculated using the capital asset pricing model resulting in Discount Rates ranging from 14% to 16%, which reflects a number of Company and market-specific factors. The perpetuity growth rate was calculated using the perpetuity growth rate method resulting in a perpetuity growth rate for free cash flow of 0% to 2%. Projected pension payments were discounted on a similar basis as the overall discounted cash flow Discount Rate range.

The estimated enterprise value was based upon an equally weighted average of the values resulting from the comparable companies, precedent transactions and discounted cash flow analyses, as discussed above, and was further adjusted for the estimated value of non-consolidated joint ventures and the estimated amounts of available cash (i.e. cash in excess of estimated minimum operating requirements). The value of non-consolidated joint ventures was calculated using a discounted cash flow analysis of the dividends projected to be received from these operations and also includes a terminal value based on the perpetuity growth method, where the dividend is assumed to continue into perpetuity at an assumed growth rate. This discounted cash flow analysis utilized a discount rate based on the cost of equity range of 13% to 21% and a perpetuity growth rate after 2013 of 2% to 4%. Application of this valuation methodology resulted in an estimated value of non-consolidated joint ventures of $195 million, which was incremental to the estimated enterprise value. Projected global cash balances were utilized to determine the estimated amount of available cash of $242 million, which was incremental to the estimated enterprise value. Amounts of cash expected to be used for settlements under the terms of the Plan and the estimated minimum level of cash required for ongoing operations were deducted from total projected cash to arrive at an amount of remaining or available cash. The estimated enterprise value, after adjusting for the estimated fair values of non-debt liabilities, is intended to approximate the reorganization value, or the amount a willing buyer would pay for the assets of the company immediately after restructuring.

A reconciliation of the reorganization value is provided in the table below.

Components of Reorganization Value
October 1, 2010
(Dollars in Millions)
Enterprise value	$2,390
Non-debt liabilities	2,751
Reorganization value	$5,141

The value of a business is subject to uncertainties and contingencies that are difficult to predict and will fluctuate with changes in factors affecting the prospects of such a business. As a result, the estimates set forth herein are not necessarily indicative of actual outcomes, which may be significantly more or less favorable than those set forth herein. These estimates assume that the Company will continue as the owner and operator of these businesses and related assets and that such businesses and assets will be operated in accordance with the business plan, which is the basis for Financial Projections. The Financial Projections are based on projected market conditions and other estimates and assumptions including, but not limited to, general business, economic, competitive, regulatory, market and financial conditions, all of which are difficult to predict and generally beyond the Company’s control. Depending on the actual results of such factors, operations or changes in financial markets, these valuation estimates may differ significantly from that disclosed herein.

The Company’s reorganization value was first allocated to its tangible assets and identifiable intangible assets and the excess of reorganization value over the fair value of tangible and identifiable intangible assets was recorded as goodwill. Liabilities existing as of the Effective Date, other than deferred taxes, were recorded at the present value of amounts expected to be paid using appropriate risk adjusted interest rates. Deferred taxes were determined in conformity with applicable income tax accounting standards. Accumulated depreciation, accumulated amortization, retained deficit, common stock and accumulated other comprehensive loss attributable to the predecessor entity were eliminated.
Adjustments recorded to the predecessor entity to give effect to the Plan and to record assets and liabilities at fair value pursuant to the adoption of fresh-start accounting, including amounts associated with the Company's discontinued operations, are summarized below (dollars in millions):

	Predecessor	Reorganization		Fair Value		Successor
	10/1/2010	Adjustments (a)		Adjustments (b)		10/1/2010
Assets
Cash and equivalents	$918	$(52)	(c)	$—		$866
Restricted cash	195	(105)	(d)	—		90
Accounts receivable, net	1,086	(4)	(e)	—		1,082
Inventories, net	395	—		4	(q)	399
Other current assets	283	(11)	(f)	(14)	(r), (aa)	258
Total current assets	2,877	(172)		(10)		2,695
Property and equipment, net	1,812	—		(240)	(s)	1,572
Equity in net assets of non-consolidated affiliates	378	5	(g)	13	(t)	396
Intangible assets, net	6	—		361	(u)	367
Goodwill	—	—		38	(v)	38
Other non-current assets	74	13	(h)	(14)	(w), (aa)	73
Total assets	$5,147	$(154)		$148		$5,141

Liabilities and Stockholders’ (Deficit) Equity
Short-term debt, including current portion of long-term debt	$128	$5	(k)	$—		$133
Accounts payable	1,043	—		—		1,043
Accrued employee liabilities	196	19	(i)	3	(x)	218
Other current liabilities	326	95	(j)	(58)	(y)	363
Total current liabilities	1,693	119		(55)		1,757
Long-term debt	12	473	(k)	—		485
Employee benefits	632	154	(l)	(63)	(x)	723
Deferred income taxes	175	(5)	(m)	27	(aa)	197
Other non-current liabilities	251	(5)	(n)	(39)	(y), (aa)	207
Liabilities subject to compromise	3,121	(3,121)	(o)	—		—
Common stock — Successor	—	1	(p)	—		1
Stock warrants — Successor	—	41	(p)	—		41
Common stock — Predecessor	131	(131)	(p)	—		—
Stock warrants — Predecessor	127	(127)	(p)	—		—
Additional paid-in capital	3,407	(2,175)	(p)	(169)	(p)	1,063
Accumulated deficit	(4,684)	4,619	(p)	65	(p)	—
Accumulated other comprehensive loss	(74)	—		74	(p)	—
Treasury stock	(3)	3	(p)	—		—
Total Visteon shareholders’ (deficit) equity	(1,096)	2,231		(30)		1,105
Non-controlling interests	359	—		308	(z)	667
Total shareholders’ (deficit) equity	(737)	2,231		278		1,772
Total liabilities and shareholders’ (deficit) equity	$5,147	$(154)		$148		$5,141

Explanatory Notes

a.
Records adjustments necessary to give effect to the Plan, including the receipt of cash proceeds associated with the Rights Offering and Exit Facility, settlement of liabilities subject to compromise, elimination of Predecessor equity and other transactions as contemplated under the Plan. These adjustments resulted in a pre-tax gain on the settlement of liabilities subject to compromise of $956 million in the nine-month Predecessor period ended October 1, 2010 (see explanatory note o., as follows). The Company recorded a $5 million income tax benefit attributable to cancellation of inter-company indebtedness with foreign affiliates pursuant to the Plan.

b.
Records adjustments necessary to reflect assets and liabilities at fair value and to eliminate Accumulated deficit and Accumulated other comprehensive income/(loss). These adjustments resulted in a pre-tax gain of $106 million in the nine-month Predecessor period ended October 1, 2010. Adjustments to record assets and liabilities at fair value on the Effective Date are as follows (dollars in millions):

Inventory	$4
Property and equipment	(240)
Equity in net assets of non-consolidated affiliates	13
Intangible assets	361
Goodwill	38
Other assets	(14)
Employee benefits	60
Other liabilities	97
Non-controlling interests	(308)
Elimination of Predecessor accumulated other comprehensive loss and other equity	95
Pre-tax gain on fair value adjustments	$106
Net tax expense related to fresh-start adjustments	(41)
Net income on fresh-start adjustments	$65

c.	This adjustment reflects the net use of cash on the Effective Date and in accordance with the Plan (dollars in millions):

Rights offering proceeds	$1,250
Exit financing proceeds, net	482
Net release of restricted cash	105
Total sources	1,837
Seven year secured term loan and interest	1,660
ABL and letters of credit	128
Rights offering fees	49
Payment of administrative and professional claims	23
Debt issue fees	10
Claim settlements and other	19
Total uses	1,889
Net decrease in cash	$(52)

d.
The decrease in restricted cash reflects the release of $173 million of cash that was restricted under various orders of the Bankruptcy Court, partially offset by the establishment of a professional fee escrow account of $68 million.

e.	This adjustment reflects the settlement of a receivable in connection with the Release Agreement.

f.	This adjustment relates to the Rights Offering commitment premium deposit paid in July 2010.

g.	This adjustment records additional equity in net income of non-consolidated affiliates related to the nine-month Predecessor period ended October 1, 2010.

h.	This adjustment records $13 million of estimated debt issuance costs capitalized in connection with the exit financing facility.

i.	This adjustment reflects the reinstatement of OPEB and non-qualified pension obligations expected to be paid within 12 months.

j.
This adjustment reflects the establishment of a liability for the payment of $122 million of allowed general unsecured and other claims in accordance with the Plan partially offset by $23 million of accrued reorganization items that were paid on the Effective Date and $4 million for amounts settled in connection with the Release Agreement.

k.	This adjustment reflects the new $500 million secured term loan, net of $10 million original issuance discount and $12 million of fees paid to the lenders.

l.
This adjustment represents the reinstatement of $154 million of other postretirement employee benefit (“OPEB”) and non-qualified pension obligations from Liabilities subject to compromise in accordance with the terms of the Plan.

m.	This adjustment reflects the deferred tax impact of certain intercompany liabilities subject to compromise that were cancelled in accordance with the Plan.

n.	This adjustment eliminates incentive compensation accruals for terminated Predecessor compensation plans.

o.	This adjustment reflects the settlement of liabilities subject to compromise (“LSC”) in accordance with the Plan, as shown below (dollars in millions):

	LSC September 30, 2010	Settlement per Fifth Amended Plan	Gain on Settlement of LSC
Debt	$2,490	$1,717	$773
Employee liabilities	324	218	106
Interest payable	183	160	23
Other claims	124	70	54
	$3,121	$2,165	$956
Income tax benefit			5
After-tax gain on settlement of LSC			$961

p.	The cancellation of Predecessor Visteon common stock in accordance with the Plan and elimination of corresponding shareholders’ deficit balances, are shown below (dollars in millions):

	Predecessor Shareholders’ Deficit September 30, 2010	Reorganization Adjustments	Fresh-Start Adjustments	Successor Shareholders’ Equity October 1, 2010
Common stock
Predecessor	$131	$(131)	$—	$—
Successor	—	1	—	1
Stock warrants
Predecessor	127	(127)	—	—
Successor	—	41	—	41
Additional paid-in capital
Predecessor	3,407	(3,407)	—	—
Successor	—	1,232	(169)	1,063
Accumulated deficit	(4,684)	4,619	65	—
Accumulated other comprehensive loss	(74)	—	74	—
Treasury stock	(3)	3	—	—
Visteon Shareholders’ (deficit) equity	$(1,096)	$2,231	$(30)	$1,105

This adjustment also reflects the issuance of Successor common stock.
A reconciliation of the reorganization value of assets to the Successor’s common stock is shown below (dollars in millions, except per share amounts):

Reorganization value of assets	$5,141
Less: fair value of debt	(618)
Less: fair value of non-controlling interests	(667)
Less: fair value of liabilities (excluding debt)	(2,751)
Successor common stock and warrants	$1,105
Less: fair value of warrants	(41)
Successor common stock	$1,064

Shares outstanding at October 1, 2010	48,642,520
Per share value	$21.87

The per-share value of $21.87 was utilized to determine the value of shares issued for settlement of allowed claims.

q.
Inventory was recorded at fair value and was estimated to exceed book value by approximately $26 million. Raw materials were valued at current replacement cost. Work-in-process was valued at estimated finished goods selling price less estimated disposal costs, completion costs and a reasonable profit allowance for selling effort. Finished goods were valued at estimated selling price less estimated disposal costs and a reasonable profit allowance for selling effort. Additionally, fresh-start accounting adjustments for supply and spare parts inventory items of $22 million were a partial offset.

r.
The adjustment to other current assets includes a $7 million prepaid insurance balance and $2 million of other deferred fee amounts with no future benefit to the Successor. Additionally, this adjustment includes a $5 million decrease in deferred tax assets associated with fair value adjustments (see explanatory note aa for additional details related to deferred tax adjustments).

s.
The Company estimates that the book value of property and equipment exceeds the fair value by $240 million after giving consideration to the highest and best use of the assets. Fair value estimates were based on a combination of the cost or market approach, as appropriate. Fair value under the market approach was based on recent sale transactions for similar assets, while fair value under the cost approach was based on the amount required to construct or purchase an asset of equal utility, considering physical deterioration, functional obsolescence and economic obsolescence.

t.
Investments in non-consolidated affiliates were recorded at fair value primarily based on an income approach utilizing the dividend discount model. Significant assumptions included estimated future dividends for each applicable non-consolidated affiliate and discount rates.

u.
Identifiable intangible assets are primarily comprised of developed technology, customer-related intangibles and trade names. Fair value estimates of intangible assets were based on income approaches utilizing projected financial information consistent with the Fourth Amended Disclosure Statement, as described below:

•
Developed technology and trade name intangible assets were valued using the relief from royalty method, which estimates the value of an intangible asset to be equal to the present value of future royalties that would be paid for the right to use the asset if it were not owned. Significant assumptions included estimated future revenues for each technology category and trade name, royalty rates, tax rates and discount rates.

•
Customer related intangible assets were valued using the multi-period excess earnings method, which estimates the value of an intangible asset to be equal to the present value of future earnings attributable to the asset group after recognition of required returns to other contributory assets. Significant assumptions included estimated future revenues for existing customers, retention rates based on historical experience, tax rates, discount rates, and contributory asset charges including employee intangibles.

v.
Reorganization value in excess of the fair value allocated to identifiable tangible and intangible assets was recorded as goodwill. In adjusting the balance sheet accounts to fair value, the Company estimated excess reorganization value of approximately $38 million, which has been reflected as goodwill and was determined as follows (dollars in millions):

Enterprise value	$2,390
Add: Estimated fair value of non-debt liabilities	2,751
Reorganization value	5,141
Less: Estimated fair value of assets	5,103
Reorganization value in excess of fair value of assets	$38

w.
Adjustments to other non-current assets included a decrease of $10 million related to deferred tax assets associated with fair value adjustments and a decrease of $4 million related to discounting of amounts due in future periods (see explanatory note aa for additional details related to deferred tax adjustments).

x.
The adjustments to accrued employee liabilities and employee benefits are related to the remeasurement of pension and OPEB obligations at the Effective Date, based on certain assumptions including discount rates.

y.
The adjustments to other current and other non-current liabilities include decreases of $51 million and $31 million, respectively, to eliminate deferred revenue, which was initially recorded in connection with payments received from customers under various support and accommodation agreements. The decrease in other current liabilities also includes $5 million for discounting of future obligations, while the decrease in non-current liabilities also includes $8 million for non-income tax liabilities and $5 million for tax liabilities, partially offset by $6 million related to leasehold intangibles (see explanatory note aa for additional details related to deferred tax adjustments).

z.
Non-controlling interests are recorded at fair value based on publicly available market values, where possible, and based on other customary valuation methodologies where publicly available market values are not possible, including comparable company and discounted cash flow models. The Company estimates that the fair value of non-controlling interests exceeds book value by $308 million.

aa.
Deferred tax impacts associated with fresh-start adjustments result from changes in the book values of tangible and intangible assets while the tax basis in such assets remains unchanged. The Company anticipates that a full valuation allowance will be maintained in the U.S.; accordingly this adjustment relates to the portion of fresh-start adjustments applicable to certain non-U.S. jurisdictions where the Company is subject to and pays income taxes. Additionally, the amount of non-U.S. accumulated earnings considered permanently reinvested was modified in connection with the adoption of fresh-start accounting, resulting in a decrease in deferred tax liabilities associated with foreign withholding taxes of approximately $30 million. Deferred tax adjustments include the following (dollars in millions):

Balance Sheet Account Classification:
Other current assets	$2
Other non-current assets	10
Deferred income taxes	27
Net increase in deferred tax liabilities	39
Other balance sheet adjustments	2
Net tax expense related to fresh-start adjustments	$41

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
NOTE 5. Discontinued Operations

In March 2012, the Company entered into an agreement for the sale of certain assets and liabilities associated with the Company's Lighting operations to Varroccorp Holding BV and Varroc Engineering Pvt. Ltd. (together, "Varroc Group") for proceeds of approximately $92 million, including $20 million related to the Company's 50% equity interest in Visteon TYC Corporation ("VTYC") (collectively the "Lighting Transaction"). The Company's Lighting operations manufacture front and rear lighting systems, auxiliary lamps and key subcomponents such as projectors and electronic modules through facilities located in Novy Jicin and Rychvald, Czech Republic, Monterrey, Mexico and Pune, India. The Company's Lighting business recorded sales for the year ended December 31, 2011 of $531 million.

The Company determined that the assets and liabilities subject to the Lighting Transaction met the "held for sale" criteria during the quarter ended March 31, 2012.   Further, because the Lighting operations represent a component of the Company's business, the results of operations of the Lighting business have been reclassified to "Income (Loss) from Discontinued Operations, net of tax" in the Consolidated  Statement of Operations for all periods presented. Additionally, the footnotes to the Consolidated Financial Statements have been updated to reflect the Company's continuing operations except where noted.

The results of operations of the Lighting business as reclassified to “Income (loss) from discontinued operations, net of tax” in the Consolidated Statements of Operations are provided in the table below.

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Sales	$515	$109	$335	$357
Cost of sales	490	109	319	378
Gross margin	25	—	16	(21)
Selling, general and administrative expenses	11	3	8	10
Asset impairments	66	—	—	(1)
Restructuring expenses	—	1	6	4
Other expense (income), net	2	—	(1)	—
Reorganization expenses, net	—	—	5	—
Operating loss	(54)	(4)	(2)	(34)
Interest expense	2	1	1	—
Equity in net income of non-consolidated Affiliates	—	—	—	(1)
Loss before income taxes	(56)	(5)	(3)	(35)
(Benefit) provision for income taxes	—	(5)	(17)	8
Net (loss) income from discontinued operations attributable to Visteon Corporation	$(56)	$—	$14	$(43)

In connection with the preparation of the December 31, 2011 financial statements, the Company concluded that it had an indicator that the carrying value of the Company's Lighting assets may not be recoverable. Accordingly, the Company performed a recoverability test utilizing a probability weighted analysis of cash flows associated with continuing to run and operate the Lighting business and cash flows associated with other alternatives. As a result of the analysis the Company recorded a $66 million impairment charge in the fourth quarter of 2011, which was primarily related to property and equipment and was measured under a market approach. After giving effect to the impairment charge, the carrying value of the Lighting assets, principally property and equipment, approximated $47 million. As of December 31, 2011 the Company did not meet the specific criteria necessary for the Lighting assets to be considered held for sale.

Asset Impairments and Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Asset Impairments and Restructuring [Text Block]
NOTE 6. Asset Impairments and Restructuring

Asset Impairments

In November 2011, Visteon and Yanfeng Visteon Automotive Trim Systems, Co. Ltd., a 50% owned non-consolidated affiliate of the Company, signed a non-binding memorandum of understanding ("MOU") with respect to a potential transaction that would combine the majority of Visteon's global interiors business with YFV. Although the MOU sets forth basic terms of the proposed transaction, definitive agreements for the proposed sale, which would be subject to regulatory and other approvals, remain subject to significant uncertainties and there can be no assurance that definitive agreements will be entered into or that such a transaction will be completed in the timetable or on the terms referenced in the MOU.  In connection with the preparation of the December 31, 2011 financial statements, the Company concluded that proceeds associated with the potential sale transaction indicated that the carrying value of the Company's Interiors assets, which approximated $182 million as of December 31, 2011, may not be recoverable.  Accordingly, the Company performed a recoverability test utilizing a probability weighted analysis of cash flows associated with continuing to run and operate the Interiors business and cash flows associated with the potential sale of the Interiors business. As a result of the analysis, the Company concluded that no impairment existed as of December 31, 2011.  As of December 31, 2011 the Company did not meet the specific criteria necessary for the Interiors assets to be considered held for sale.

Restructuring
The Company has undertaken various restructuring activities to achieve its strategic and financial objectives. Restructuring activities include, but are not limited to, plant closures, production relocation, administrative cost structure realignment and consolidation of available capacity and resources. The Company expects to finance restructuring programs through cash on hand, cash generated from its ongoing operations, reimbursements pursuant to customer accommodation and support agreements or through cash available under its existing debt agreements, subject to the terms of applicable covenants. Restructuring costs are recorded as elements of a plan are finalized and the timing of activities and the amount of related costs are not likely to change. However, such costs are estimated based on information available at the time such charges are recorded. In general, management anticipates that restructuring activities will be completed within a time frame such that significant changes to the plan are not likely. Due to the inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated.

Given the economically-sensitive and highly competitive nature of the automotive industry, the Company continues to closely monitor current market factors and industry trends taking action as necessary, including but not limited to, additional restructuring actions. However, there can be no assurance that any such actions will be sufficient to fully offset the impact of adverse factors on the Company or its results of operations, financial position and cash flows.

Restructuring reserve balances of $26 million and $43 million at December 31, 2011 and 2010, respectively, are classified as Other current liabilities on the consolidated balance sheets. The Company anticipates that the activities associated with the restructuring reserve balance as of December 31, 2011 will be substantially completed by the end of 2012. The following is a summary of the Company’s consolidated restructuring reserves and related activity. Substantially all of the Company’s restructuring expenses are related to employee severance and termination benefit costs. Information in the table below includes amounts associated with the Company's discontinued operations.

	Interiors	Climate	Electronics	Central	Total
	(Dollars in Millions)
Predecessor – December 31, 2008	$49	$3	$4	$8	$64
Expenses	22	5	13	44	84
Utilization	(50)	(8)	(4)	(47)	(109)
Predecessor – December 31, 2009	$21	$—	$13	$5	$39
Expenses	6	1	2	11	20
Exchange	(1)	—	—	—	(1)
Utilization	(9)	(1)	(13)	(14)	(37)
Predecessor – October 1, 2010	$17	$—	$2	$2	$21
Expenses	24	2	1	1	28
Exchange	(1)	—	—	—	(1)
Utilization	(3)	—	—	(2)	(5)
Successor – December 31, 2010	$37	$2	$3	$1	$43
Expenses	7	3	24	—	34
Reversals	(7)	(1)	(2)	—	(10)
Exchange	2	—	(2)	—	—
Utilization	(33)	(3)	(4)	(1)	(41)
Successor – December 31, 2011	$6	$1	$19	$—	$26

During the year ended December 31, 2011 the Company recorded restructuring expenses of $34 million, including the following actions:

•
During the fourth quarter of 2011 the Company commenced a program designed to commonize global business systems and processes across its Climate operations for the purpose of reducing costs. Related employee severance and termination benefit costs of $3 million were recorded during 2011 associated with approximately 50 salaried and 130 hourly employees, for which severance and termination benefits were deemed probable and estimable. The Company anticipates that this program could result in the separation of approximately 500 employees at an additional cash cost of approximately $20 million in future periods when elements of the plan are finalized and the timing of activities and amount of related costs are not likely to change.

•
The Company informed employees at its Cadiz Electronics operation in El Puerto de Santa Maria, Spain of its intention to permanently cease production and close the facility. The Company recorded $24 million primarily related to severance and termination benefits representing the minimum amount of employee separation costs pursuant to statutory regulations, all of which are expected to be cash separation payments. During January 2012 the Company reached agreements with the local unions and Spanish government for the closure of the Cadiz operation, which were subsequently ratified by the employees in February 2012. Pursuant to the agreements, the Company agreed to pay one-time termination benefits, in excess of the statutory minimum requirement, of approximately $29 million and agreed to transfer land, building and machinery with a net book value of approximately $14 million for the benefit of the employees. The Company expects to record additional charges during the first quarter of 2012 approximating $47 million in connection with the execution of these agreements. Additionally, pursuant to the Release Agreement with Ford, the Company anticipates recovery of approximately $19 million of such costs in 2012, which is in addition to approximately $4 million recovered in 2011.

•	Additional severance and termination associated with previously announced actions at two European Interiors facilities resulting in $7 million of incremental employee-related cash costs.

The Company reversed approximately $7 million of previously established accruals for employee severance and termination benefits at a European Interiors facility pursuant to a March 2011 contractual agreement to cancel the related social plan. The Company also reversed approximately $2 million of previously recorded restructuring accruals due to lower than estimated severance and termination benefit costs associated with the consolidation of the Company’s Electronics operations in South America. Utilization during the year ended December 31, 2011 is principally related to payments for severance and other employee termination benefits.

During the three-month Successor period ended December 31, 2010 the Company recorded restructuring expenses of $28 million, including $24 million for employee severance and termination costs at a European Interiors facility pursuant to customer sourcing actions and a related business transfer agreement. In connection with this business transfer the Company announced a voluntary workforce reduction program and related severance and termination benefit costs were recorded as employees executed separation agreements. The Company recovered approximately $18 million of such costs during 2011 in accordance with a customer support agreement. Amounts recovered have been recorded as deferred revenue on the Company's consolidated balance sheet and are being amortized into Product sales on a straight-line basis over the remaining life of supply contracts with the customer, or approximately 6 years. Utilization during the three-month Successor period ended December 31, 2010 includes $4 million in payments for severance and other employee termination benefits and $1 million in payments related to contract termination and equipment relocation costs.

During the nine-month Predecessor period ended October 1, 2010, the Company recorded $20 million of restructuring expenses, including $14 million of employee severance and termination benefits and $6 million for equipment relocation costs. Employee severance and termination benefits were attributable to the closure of a European Interiors facility, the closure of a North America Electronics facility pursuant to a customer accommodation agreement, and the realignment of corporate administrative and support functions. Equipment relocation costs were attributable to the consolidation of certain North America production facilities pursuant to a customer accommodation agreement. Utilization for the nine-month Predecessor period ended October 1, 2010 includes $26 million for payments of severance and other employee termination benefits, $9 million of payments related to contract termination and equipment relocation costs, and $2 million of special termination benefits reclassified to pension and other postretirement employee benefit liabilities, where such payments are made from the Company’s benefit plans.

The Company recorded restructuring expenses of $84 million during the twelve months ended December 31, 2009 including amounts related to administrative cost reductions to fundamentally re-align corporate support functions with underlying operations in connection with the Company’s reorganization efforts and in response to recessionary economic conditions and related negative impact on the automotive sector and the Company’s results of operations and cash flows. During the first half of 2009, the Company recorded $34 million of employee severance and termination benefit costs related to approximately 300 salaried employees in the United States and 180 salaried employees in other countries, primarily in Europe and $4 million related to approximately 200 employees associated with the consolidation of the Company’s Electronics operations in South America. In connection with the Chapter 11 Proceedings, the Company entered into various support and accommodation agreements with its customers as more fully described above. These actions included:

•	$13 million of employee severance and termination benefit costs associated with approximately 170 employees at two European Interiors facilities.

•	$11 million of employee severance and termination benefit costs associated with approximately 300 employees related to the announced closure of a North American Electronics facility.

•	$10 million of employee severance and termination benefit costs related to approximately 120 salaried employees who were located primarily at the Company’s North American headquarters.

•	$4 million of employee severance and termination benefit costs associated with approximately 550 employees related to the consolidation of the Company’s North American Lighting operations.

Utilization for 2009 includes $81 million of payments for severance and other employee termination benefits and $28 million of special termination benefits reclassified to pension and other postretirement employee benefit liabilities, where such payments are made from the Company’s benefit plans.

Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
NOTE 7. Inventories

Inventories consist of the following components:

	December 31
	2011	2010
	(Dollars in Millions)
Raw materials	$167	$120
Work-in-process	174	174
Finished products	64	76
	405	370
Valuation reserves	(24)	(6)
	$381	$364

Effective October 1, 2010, the Company adjusted inventory to fair value in accordance with the adoption of fresh-start accounting (see Note 4, “Fresh-Start Accounting”), resulting in an increase of $26 million, which was subsequently expensed in cost of sales on the Company’s statement of operations for the three-month Successor period ended December 31, 2010. Inventory reserves increased during 2011 as inventory was recorded at fair value in connection with the adoption of fresh-start accounting on October 1, 2010 (see Note 4, “Fresh-Start Accounting” for additional details).

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets
NOTE 8. Other Assets

Other current assets are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Recoverable taxes	$99	$80
Pledged accounts receivable	82	90
Deposits	40	35
Deferred tax assets	30	33
Prepaid assets	17	16
Other	36	13
	$304	$267

Other non-current assets are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Deferred tax assets	$18	$13
Income tax receivable	11	14
Deposits	7	24
Other	30	38
	$66	$89

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 9. Property and Equipment

Property and equipment, net consists of the following:

	December 31
	2011	2010
	(Dollars in Millions)
Land	$184	$207
Buildings and improvements	311	312
Machinery, equipment and other	985	935
Construction in progress	106	93
Total property and equipment	1,586	1,547
Accumulated depreciation	(254)	(55)
	1,332	1,492
Product tooling, net of amortization	80	84
Property and equipment, net	$1,412	$1,576

Property and equipment is depreciated principally using the straight-line method of depreciation over an estimated useful life. Generally, buildings and improvements are depreciated over a 40-year estimated useful life and machinery, equipment and other assets are depreciated over estimated useful lives ranging from 3 to 15 years. Product tooling is amortized using the straight-line method over the estimated life of the tool, generally not exceeding six years.

The Company recorded asset impairment charges for Lighting property and equipment of $60 million , which is reported in the results of discontinued operations for the year ended December 31, 2011. (See Note 5. "Discontinued Operations" for further details).

Depreciation and amortization expenses are summarized as follows:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Depreciation	$254	$55	$191	$326
Amortization	17	7	16	26
	$271	$62	$207	$352

Depreciation and amortization for the Lighting segment reclassified as discontinued operations include expenses of $19 million, $3 million, $22 million and $45 million for the year ended December 31, 2011, the three months ended December 31, 2010, the nine months ended October 1, 2010, and the year ended December 31, 2009, respectively.

In connection with the adoption of fresh-start accounting the Company adjusted the carrying value of property and equipment to its estimated fair value at October 1, 2010. The Company recorded $53 million of accelerated depreciation expense for the year ended December 31, 2009, representing the shortening of estimated useful lives of certain assets (primarily machinery and equipment) in connection with the Company’s restructuring activities.

Non-Consolidated Affiliates	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Non-Consolidated Affiliates
NOTE 10. Non-Consolidated Affiliates

Investments in the net assets of non-consolidated affiliates were $644 million and $439 million at December 31, 2011 and 2010, respectively. The Company recorded equity in the net income of non-consolidated affiliates of $168 million for the year ended December 31, 2011, $41 million in the three-month Successor period ended December 31, 2010, $105 million in the nine-month Predecessor period ended October 1, 2010 and $81 million for the year ended December 31, 2009. The Company’s investment in the net assets and equity in the net income of non-consolidated affiliates is reported in the consolidated financial statements as Equity in net assets of non-consolidated affiliates on the consolidated balance sheets and Equity in net income of non-consolidated affiliates on the consolidated statements of operations. Included in the Company’s retained earnings is undistributed income of non-consolidated affiliates accounted for under the equity method of approximately $165 million and $41 million at December 31, 2011 and 2010, respectively.

In November 2011 the Company acquired, through its 70% owned and consolidated affiliate Halla Climate Control Corporation, a 37.5% non-controlling interest in Wuhu Bonaire Auto Electrical Systems Co., Ltd. ("Bonaire"), for $26 million. Bonaire develops and manufactures heating, ventilation and air conditioning systems and engine cooling systems and is a major supplier to Chinese vehicle manufacturer Chery Automobile Co., Ltd.

The Company’s investments in the net assets of non-consolidated affiliates were adjusted to fair value as a result of the adoption of fresh-start accounting on October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Fair value estimates were primarily based on an income approach utilizing the discounted dividend model. The carrying value of the investments at December 31, 2011 was approximately $50 million more than the Company's share of the affiliates' book value. The difference between the investment carrying value and the amount of underlying equity in net assets is amortized on a straight line basis over the underlying assets' estimated useful lives of 10 to 15 years. Additionally, the Company monitors its investments in affiliates for indicators of other-than-temporary declines in value on an ongoing basis. If the Company determines that an “other-than-temporary” decline in value has occurred, an impairment loss will be recorded, which is measured as the difference between the recorded book value and the fair value of the investment with fair value generally determined under applicable income approaches previously described.

The following table presents summarized financial data for the Company’s non-consolidated affiliates. The amounts included in the table below represent 100% of the results of operations of such non-consolidated affiliates accounted for under the equity method. Yanfeng Visteon Automotive Trim Systems Co., Ltd (“Yanfeng”), of which the Company owns a 50% interest, is considered a significant non-consolidated affiliate and is shown separately below.

Summarized balance sheet data as of December 31 is as follows:

	Yanfeng		All Others
	2011	2010	2011	2010
	(Dollars in Millions)
Current assets	$1,282	$1,066	$652	$319
Other assets	637	502	290	195
Total assets	$1,919	$1,568	$942	$514

Current liabilities	$995	$884	$574	$287
Other liabilities	15	19	24	16
Shareholders’ equity	909	665	344	211
Total liabilities and shareholders’ equity	$1,919	$1,568	$942	$514

Summarized statement of operations data for the years ended December 31 is as follows:

	Net Sales			Gross Margin			Net Income
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(Dollars in Millions)
Yanfeng	$3,014	$2,573	$1,452	$473	$398	$217	$246	$218	$118
All other	1,681	893	711	176	142	109	90	71	42
	$4,695	$3,466	$2,163	$649	$540	$326	$336	$289	$160

Restricted net assets related to the Company’s consolidated subsidiaries were approximately $135 million and $117 million, respectively as of December 31, 2011 and 2010. Restricted net assets related to the Company’s non-consolidated affiliates were approximately $644 million and $439 million, respectively, as of December 31, 2011 and 2010. Restricted net assets of consolidated subsidiaries are attributable to the Company’s operations in China, where certain regulatory requirements and governmental restraints result in significant restrictions on the Company’s consolidated subsidiaries ability to transfer funds to the Company.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
NOTE 11. Intangible Assets

In connection with the adoption of fresh-start accounting identifiable intangible assets were recorded at their estimated fair value as of October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Intangible assets at December 31, 2011 and 2010 are as follows:

	December 31
	2011			2010
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Useful Life (years)
	(Dollars in Millions)
Definite-lived intangible assets
Developed technology	$204	$32	$172	$214	$7	$207	8
Customer related	119	16	103	121	3	118	9
Other	20	3	17	15	1	14	33
	$343	$51	$292	$350	$11	$339

Goodwill and indefinite-lived intangible assets
Goodwill			$36			$38
Trade names			25			25
			$61			$63

The Company recorded approximately $45 million (including $2 million reclassified as discontinued operations) and $11 million (including $1 million reclassified as discontinued operations) of amortization expense related to definite-lived intangible assets for the year ended December 31, 2011 and the three-month Successor period ended December 31, 2010, respectively. The Company currently estimates annual amortization expense to be $41 million for 2012 and $40 million annually from 2013 through 2015 and $39 million for 2016. Goodwill and trade names, substantially all of which relate to the Company's Climate reporting unit, are not amortized but are tested for impairment at least annually. Impairment testing is required more often if an event or circumstance indicates that an impairment is more likely than not to have occurred. In conducting impairment testing, the fair value of the reporting unit is compared to the net book value of the reporting unit. If the net book value exceeds the fair value, an impairment loss is measured and recognized. The Company conducted the annual impairment test of goodwill and indefinite-lived trade names during the fourth quarter using data as of October 1, 2011 and no impairment was identified.

Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities
NOTE 12. Other Liabilities

Other current liabilities are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Product warranty and recall reserves	$42	$44
Non-income taxes payable	41	41
Income taxes payable	29	38
Restructuring reserves	26	43
Payables to related parties	24	8
Deferred income	21	6
Foreign currency hedges	16	—
Accrued reorganization items	9	97
Accrued interest payable	7	11
Other accrued liabilities	52	77
	$267	$365

Other non-current liabilities are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Income tax reserves	$97	$96
Deferred income	42	20
Non-income taxes payable	41	43
Product warranty and recall reserves	24	31
Other accrued liabilities	21	27
	$225	$217

Current and non-current deferred income of $14 million and $37 million, respectively, relate to various customer accommodation, support and other agreements. Revenue associated with these agreements is being recorded in relation to the delivery of associated products. In accordance with the terms of the underlying agreement or over the estimated period of benefit to the customer, generally representing the duration of remaining production on current vehicle platforms. The Company recorded $23 million of revenue associated with these payments during the year ended December 31, 2011. The Company expects to record approximately $14 million, $12 million, $11 million, $8 million and $5 million of deferred amounts in the annual periods of 2012, 2013, 2014, 2015 and 2016, respectively.

Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt
NOTE 13. Debt

As of December 31, 2011, the Company had $87 million and $512 million of debt outstanding classified as short-term debt and long-term debt, respectively. The Company’s short and long-term debt balances consist of the following:

		Weighted Average Interest Rate		Carrying Value
	Maturity	2011	2010	2011	2010
				(Dollars in Millions)
Short-term debt
Current portion of long-term debt		5.3%	6.1%	$1	$7
Other – short-term		4.1%	3.4%	86	71
Total short-term debt				87	78
Long-term debt
6.75% senior notes due April 15, 2019	2019	6.75%	—%	494	—
Term loan	2017	—%	8.0%	—	472
Other	2013-2017	10.2%	11.2%	18	11
Total long-term debt				512	483
Total debt				$599	$561

6.75% Senior Notes due April 15, 2019

On April 6, 2011, the Company completed the sale of $500 million aggregate principal amount of 6.75% senior notes due April 15, 2019 (the “Original Senior Notes”). The Original Senior Notes were used to repay the obligations under the Term Loan Credit Agreement (“Term Loan”) which the Company entered into on October 1, 2010, with Morgan Stanley Senior Funding, Inc., as lead arranger, collateral agent and administrative agent. The Term Loan obligations were represented by the outstanding principal amount of $498 million, which was included as a financing activity in the Company’s consolidated statements of cash flows. During the second quarter of 2011, the Company recorded $24 million of losses on the early extinguishment of the Term Loan including $21 million of unamortized original issuance discount and debt fees that were recorded net of the Term Loan principal on the face of the Company’s consolidated balance sheets immediately prior to extinguishment.

The Original Senior Notes were sold to the initial purchasers who are party to a certain purchase agreement (the “Initial Purchasers”) for resale to qualified institutional buyers under Rule 144A and to persons outside the United States under Regulation S. In accordance with a registration rights agreement, in January 2012 the Company exchanged substantially identical senior notes (the "Senior Notes") that have been registered under the Securities Act of 1933, as amended, for all of the Original Senior Notes.

The Senior Notes were issued under an Indenture (the “Indenture”) among the Company, the subsidiary guarantors named therein, and The Bank of New York Mellon Trust Company, N.A., as trustee (the “Trustee”). The Indenture and the form of Senior Notes provide, among other things, that the Senior Notes will be senior unsecured obligations of the Company. Interest is payable on the Senior Notes on April 15 and October 15 of each year beginning on October 15, 2011 until maturity. Each of the Company’s existing and future 100% owned domestic restricted subsidiaries that guarantee debt under the Company’s asset-based credit facility guarantee the Senior Notes.

The terms of the Indenture, among other things, limit the ability of the Company and certain of its subsidiaries to make restricted payments; restrict dividends or other payments of subsidiaries; incur additional debt; engage in transactions with affiliates; create liens on assets; engage in sale and leaseback transactions; and consolidate, merge or transfer all or substantially all of its assets and the assets of its subsidiaries. The Indenture provides for customary events of default which include (subject in certain cases to customary grace and cure periods), among others: nonpayment of principal or interest; breach of other agreements in the Indenture; defaults in failure to pay certain other indebtedness; the rendering of judgments to pay certain amounts of money against the Company and its subsidiaries; the failure of certain guarantees to be enforceable; and certain events of bankruptcy or insolvency. Generally, if an event of default occurs and is not cured within the time periods specified, the Trustee or the holders of at least 25% in principal amount of the then outstanding series of Senior Notes may declare all the Senior Notes of such series to be due and payable immediately.

In addition, the Company and certain of its domestic subsidiaries entered into a second amendment (the “Amendment”) to the Revolving Loan Credit Agreement (the “Revolver”) whereby the Revolver was amended and restated. The Amendment, among other things, reduces the commitment fee on undrawn amounts, decreases certain applicable margins and modifies or replaces certain of the covenants and other provisions. On April 1, 2011 the Company and certain of its domestic subsidiaries entered an incremental revolving loan amendment, whereby the commitment amounts under the Revolver were increased by $20 million, to a total facility size of $220 million, subject to borrowing base requirements. As of December 31, 2011, there were no amounts outstanding under Revolver and the amount available for borrowing was $220 million.

Letter of Credit Agreement

On September 27, 2011 the Company extended its $15 million Letter of Credit ("LOC") Facility with US Bank National Association to September 30, 2013. The facility was originally entered in on November 16, 2009 with a facility size of $40 million and reduced on September 30, 2010 to $15 million. The Company must continue to maintain a collateral account equal to 103% of the aggregated stated amount of the LOCs with reimbursement of any draws. As of December 31, 2011 and 2010, the Company had $11 million and $15 million, respectively, of outstanding letters of credit issued under this facility and secured by restricted cash.

Other Debt

As of December 31, 2011, the Company had affiliate debt outstanding of $105 million, with $87 million and $18 million classified in short-term and long-term debt, respectively. These balances are primarily related to the Company’s non-U.S. operations and are payable in non-U.S. currencies including, but not limited to the Euro, Chinese Yuan, and Korean Won. Remaining availability on outstanding affiliate credit facilities is approximately $200 million and certain of these facilities have pledged receivables, inventory or equipment as security. As of December 31, 2010, the Company had affiliate debt outstanding of $84 million, with $73 million and $11 million classified in short-term and long-term debt, respectively.

Included in the Company's affiliate debt is an arrangement, through a subsidiary in France, to sell accounts receivable on an uncommitted basis. The amount of financing available is contingent upon the amount of receivables less certain reserves. The Company pays a 30 basis points servicing fee on all receivables sold, as well as a financing fee of 3-month Euribor plus 75 basis points on the advanced portion. At December 31, 2011 there were $8 million outstanding borrowings under the facility with $82 million of receivables pledged as security, which are recorded as Other current assets on the consolidated balance sheet. At December 31, 2010 there were no outstanding borrowings under the facility with $90 million of receivables pledged as security.

The DIP Credit Agreement, a $150 million Senior Secured Super Priority Priming Debtor in Possession Credit and Guaranty Agreement between certain subsidiaries of the Company, a syndicate of lenders and Wilmington Trust FSB, as administrative agent, matured on August 18, 2010, at which time the Company repaid the full $75 million outstanding balance, which was included as a financing activity in the Company’s consolidated statements of cash flows.

Maturities

Debt obligations, at December 31, 2011, included maturities as follows: 2012 — $87 million; 2013 — $9 million; 2014 — $3 million; 2015 — $4 million; 2016 — $1 million; thereafter — $495 million

Fair Value

The fair value of debt was approximately $587 million and $566 million at December 31, 2011 and December 31, 2010, respectively. Fair value estimates were based on quoted market prices or current rates for the same or similar issues, or on the current rates offered to the Company for debt of the same remaining maturities.

Employee Retirement Benefits	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Retirement Benefits
NOTE 14. Employee Retirement Benefits

Employee Retirement Plans

In the U.S., the Company’s salaried employees earn noncontributory pay related benefits, while the Company’s former hourly employees represented by certain collective bargaining groups earn noncontributory benefits based on employee service. Effective December 31, 2011, active salaried employees in the U.S. ceased to accrue benefits under the defined benefit pension plan. Certain of the Company’s non-U.S. subsidiaries sponsor separate plans that provide similar types of benefits to their employees. The Company’s defined benefit plans are partially funded with the exception of certain supplemental benefit plans for executives and certain non-U.S. plans, primarily in Germany, which are unfunded.

Most U.S. salaried employees and certain non-U.S. employees are eligible to participate in defined contribution plans by contributing a portion of their compensation, which is partially matched by the Company. Effective January 1, 2012, matching contributions for the U.S. defined contribution plan will be 100% on the first 6% of pay contributed. The expense related to matching contributions was approximately $5 million in 2011, $1 million for the three-month Successor period ended December 31, 2010, $3 million for the nine-month Predecessor period ended October 1, 2010, and $4 million in 2009.

Postretirement Employee Health Care and Life Insurance Benefits

In the U.S. and Canada, the Company has a financial obligation for the cost of providing other postretirement health care and life insurance benefits (“OPEB”) to its employees under Company-sponsored plans. These plans generally pay for the cost of health care and life insurance for retirees and dependents, less retiree contributions and co-pays. During 2009 and 2010, the Company eliminated company paid OPEB under certain U.S. plans pursuant to various Court orders. In July 2010, the United States Court of Appeals for the Third Circuit (the "Circuit Court") reversed previous orders of the Court and the District Court for the District of Delaware (the "District Court") authorizing the Company to eliminate such OPEB benefits without complying with the requirements of Bankruptcy Code Section 1114. In August 2010, the Court issued an order requiring the Company to retroactively restore certain terminated or modified benefits. In September 2010, the Court issued an order approving the Memorandum of Agreement between the IUE-CWA and the Company pursuant to which the parties agreed that $12 million would be paid in full settlement of the OPEB obligations for the former Connersville and Bedford hourly employees under Section 1114 of the Bankruptcy Code. In October 2010, the Company notified the participants of the remaining OPEB plans that company paid benefits would be eliminated on November 1, 2010.

The table below summarizes the impact of these OPEB terminations and reinstatements on the Company's consolidated statements of operations.

	Successor	Predecessor
	Three Months Ended December 31	Nine Months Ended October 1	Twelve Months Ended December 31
	2010	2010	2009
	(Dollars in Millions)
Connersville/Bedford
Termination	$(1)	$(206)	$(42)
Reinstatement	—	150	—
North Penn
Termination	(56)	(125)	—
Reinstatement	—	62	—
Salaried/Other
Termination	(89)	(1)	(153)
Reinstatement	—	94	—
Net reduction to postretirement expense	$(146)	$(26)	$(195)

The Patient Protection and Affordable Care Act and the Health Care Education and Affordability Reconciliation Act

In March 2010, the Patient Protection and Affordable Care Act and the Health Care Education and Affordability Reconciliation Act (the “Acts”) were signed into law. The Acts contain provisions which could impact the Company’s accounting for retiree medical benefits. Accordingly, the Company completed an assessment of the Acts in connection with the reinstatement of other postretirement employee benefits for certain former employees of the Company’s Connersville and Bedford facilities in the second quarter of 2010 and all other reinstated plans in the third quarter of 2010 and increased the related benefit liabilities by approximately $6 million, based upon the Company’s current interpretation of the Acts. These amounts are included in the reinstatement charges discussed above.

Ford Sponsored Retirement Benefits

Prior to emergence from bankruptcy, Ford charged Visteon for OPEB provided by Ford to certain Company salaried employees who retired after May 24, 2005. OPEB payables to Ford were reclassified to Liabilities subject to compromise in connection with the Chapter 11 Proceedings. During the third quarter of 2010 the OPEB payable balance was reduced by $9 million in connection with the August 17, 2010 Court approval of the ACH Termination Agreement. Additionally, on the Effective Date and pursuant to the Release Agreement, Ford released Visteon from the remaining OPEB and pension payables approximating $100 million and withdrew their claim for recovery of such amounts.

Benefit Expenses

The Company’s expense for retirement benefits is as follows:

	Retirement Plans
	U.S Plans				Non-U.S Plans
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
	(Dollars in Millions, Except Percentages)
Costs Recognized in Income
Service cost	$5	$2	$7	$13	$6	$2	$4	$7
Interest cost	73	18	56	74	28	6	19	31
Expected return on plan assets	(75)	(19)	(55)	(79)	(18)	(5)	(14)	(26)
Amortization of:
Plan amendments	—	—	(2)	(2)	—	—	1	2
Losses and other	—	—	2	1	—	—	—	—
Special termination benefits	3	—	1	6	—	—	—	—
Curtailments	(1)	—	(14)	(2)	—	—	—	5
Visteon sponsored plan net pension expense/(income)	5	1	(5)	11	16	3	10	19
Expense for certain salaried employees whose pensions are partially covered by Ford	—	—	1	10	—	—	—	—
Employee retirement benefit expense/(income) excluding restructuring	$5	$1	$(4)	$21	$16	$3	$10	$19
Retirement benefit related restructuring expenses
Special termination benefits	$—	$—	$2	$12	$—	$—	$—	$9
Other	—	—	—	7	—	—	—	—
Total employee retirement benefit related restructuring expenses	$—	$—	$2	$19	$—	$—	$—	$9
Fresh-start accounting adjustments	$—	$—	$(138)	$—	$—	$—	$(107)	$—
Weighted Average Assumptions Used for Expenses
Discount rate for expense	5.50%	5.30%	5.90%	6.35%	5.95%	5.40%	6.10%	6.05%
Rate of increase in compensation	3.50%	3.50%	3.50%	3.25%	3.55%	3.40%	3.50%	3.15%
Assumed long-term rate of return on assets	7.50%	7.70%	7.70%	8.10%	5.40%	5.60%	6.00%	6.70%

The Company’s expense for health care and life insurance benefits is as follows:

	Health Care and Life Insurance Benefits
	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31
	2011	2010	2010	2009

Costs Recognized in Income
Service cost	$—	$—	$—	$1
Interest cost	—	—	3	18
Plan termination income	(2)	(146)	—	—
Reinstatement of benefits	—	—	306	—
Amortization of:
Plan amendments	—	—	(374)	(75)
Losses and other	—	—	43	18
Curtailments	—	—	—	(161)
Settlements	—	—	(1)	—
Visteon sponsored plan net postretirement (income)	(2)	(146)	(23)	(199)
(Income) for certain salaried employees whose benefits are covered by Ford	—	—	(15)	(8)
Employee postretirement (income)	$(2)	$(146)	$(38)	$(207)
Fresh-start accounting adjustments	$—	$—	$128	$—
Weighted Average Assumptions Used for Expense
Discount rate for expense	5.00%	4.65%	5.65%	6.05%
Initial health care cost trend rate	8.50%	8.00%	9.00%	8.33%
Ultimate health care cost trend rate	5.00%	5.10%	5.00%	5.00%
Year ultimate health care cost trend rate reached	2017	2015	2017	2014

Curtailments and Settlements

Curtailment and settlement gains and losses are classified in the Company’s consolidated statements of operations as Cost of sales or Selling, general and administrative expenses, as appropriate. During the nine-month Predecessor period ended October 1, 2010 the Company recorded curtailment gains of $14 million in connection with the termination of the salaried employees formerly leased to ACH and other on-going U.S. headcount reductions.

During 2009 the Company recorded significant curtailments and settlements of its employee retirement benefit plans as follows:

•
Curtailment gains of $153 million related to the OPEB plans in connection with the elimination of Company-paid medical, prescription drug and life insurance coverage. This plan change eliminated future service for active plan participants, as such the amounts in accumulated other comprehensive income relating to prior plan changes were recognized as curtailment gains.

•	Curtailment gains of $10 million associated with the U.S. salaried pension and OPEB plans in connection with employee headcount reductions under previously announced restructuring actions.

•
Curtailment losses of $6 million related to the reduction of future service in the UK pension plans in connection with employee headcount reductions in the UK. These losses were partially offset by a $1 million curtailment gain in Mexico related to employee headcount reductions under previously announced restructuring actions. These curtailments reduced the benefit obligations by $2 million.

Retirement Benefit Related Restructuring Expenses

In addition to normal employee retirement benefit expenses, the Company recorded $2 million for the nine-month Predecessor period ending October 1, 2010 and $28 million for the year ended December 31, 2009, for retirement benefit related restructuring charges. Such charges generally relate to special termination benefits, voluntary termination incentives and pension losses and are the result of various restructuring actions as described in Note 6 “Asset Impairments and Restructuring.”

Benefit Obligations

The Company’s obligation for retirement benefits is as follows:

	Retirement Plans						Health Care and Life
	U.S. Plans			Non-U.S. Plans			Insurance Benefits
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Three Months Ended	Nine Months Ended
	December 31		October 1	December 31		October 1	December 31		October 1
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Change in Benefit Obligation
Benefit obligation — beginning	$1,360	$1,407	$1,301	$445	$486	$435	$17	$171	$66
Service cost	5	2	7	6	2	4	—	—	—
Interest cost	73	18	56	28	6	19	—	—	3
Participant contributions	—	—	—	1	—	—	—	—	—
Reinstatement of liability	—	—	—	—	—	—	—	—	305
Amendments/other	—	—	(21)	—	—	1	(2)	(145)	(187)
Actuarial loss/(gain)	141	(44)	136	3	(39)	49	—	(1)	(4)
Special termination benefits	3	—	3	—	—	—	—	—	—
Curtailments, net	(26)	—	(22)	—	—	(1)	—	—	—
Settlements	—	—	(2)	(1)	—	—	—	—	—
Foreign exchange translation	—	—	—	(15)	(6)	(10)	—	—	—
Transfers In	—	—	—	17	—	—	—	—	—
Benefits paid	(76)	(23)	(51)	(18)	(4)	(11)	(5)	(8)	(12)
Benefit obligation — ending	$1,480	$1,360	$1,407	$466	$445	$486	$10	$17	$171
Change in Plan Assets
Plan assets — beginning	$996	$1,035	$913	$337	$330	$315	$—	$—	$—
Actual return on plan assets	172	(14)	174	20	8	23	—	—	—
Sponsor contributions	63	—	1	19	6	11	5	8	12
Participant contributions	—	—	—	1	—	—	—	—	—
Foreign exchange translation	—	—	—	(14)	(3)	(8)	—	—	—
Settlements	—	—	—	(1)	—	—	—	—	—
Transfers In	—	—	—	4	—	—	—	—	—
Benefits paid/other	(80)	(25)	(53)	(18)	(4)	(11)	(5)	(8)	(12)
Plan assets — ending	$1,151	$996	$1,035	$348	$337	$330	$—	$—	$—
Funded status at end of period	$(329)	$(364)	$(372)	$(118)	$(108)	$(156)	$(10)	$(17)	$(171)

Balance Sheet Classification
Other non-current assets	$—	$—	$—	$4	$6	$5	$—	$—	$—
Accrued employee liabilities	(3)	(2)	(2)	(3)	(3)	(3)	(2)	(3)	(31)
Employee benefits	(326)	(362)	(370)	(119)	(111)	(158)	(8)	(8)	(140)
Other current liabilities	—	—	—	—	—	—	—	(6)	—
Accumulated other comprehensive (loss) income:
Actuarial loss/(gain)	15	(9)	—	(40)	(42)	—	—	—	—
	$15	$(9)	$—	$(40)	$(42)	$—	$—	$—	$—

The accumulated benefit obligation for all defined benefit pension plans was $1.90 billion, $1.74 billion, and $1.82 billion at the December 31, 2011, December 31, 2010, and October 1, 2010 measurement dates. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for employee retirement plans with accumulated benefit obligations in excess of plan assets were $1.62 billion, $1.61 billion and $1.19 billion, respectively, at December 31, 2011 and $1.61 billion, $1.56 billion and $1.14 billion, respectively, at December 31, 2010.

Assumptions used by the Company in determining its benefit obligations as of December 31, 2011, December 31, 2010, and October 1, 2010 are summarized in the following table.

	Retirement Plans						Health Care and Life Insurance Benefits
	U.S. Plans			Non-U.S. Plans
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Weighted Average Assumptions
Discount rate	4.85%	5.55%	5.30%	5.85%	5.95%	5.40%	4.10%	5.00%	4.65%
Expected rate of return on assets	7.00%	7.50%	7.70%	5.05%	5.40%	5.55%	N/A	N/A	N/A
Rate of increase in compensation	N/A	3.50%	3.50%	3.45%	3.55%	3.45%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	8.00%	8.50%	8.00%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	5.00%	5.00%	5.10%
Year ultimate health care cost trend rate reached	N/A	N/A	N/A	N/A	N/A	N/A	2018	2017	2015

Accumulated Other Comprehensive (Loss) Income

Components of the net change in Accumulated other comprehensive (loss) income related to the Company’s retirement, health care and life insurance benefit plans on the Company’s consolidated statements of shareholders’ equity for the year ended December 31, 2011, the three months ended December 31, 2010, and the nine months ended October 1, 2010 are as follows:

	Retirement Plans						Health Care and Life Insurance Benefits
	U.S. Plans			Non-U.S. Plans
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
	(Dollars in Millions)
Actuarial loss (gain)	$23	$(9)	$(5)	$2	$(42)	$41	$—	$(1)	$(4)
Prior service (credit)/cost	—	—	(21)	—	—	1	—	(150)	(187)
Fresh-start adjustments	—	—	(138)	—	—	(107)	—	—	128
Reclassification to net income	1	—	14	—	—	(1)	—	151	332
	$24	$(9)	$(150)	$2	$(42)	$(66)	$—	$—	$269

Due to the adoption of fresh-start accounting effective October 1, 2010, there are no amounts included in Accumulated other comprehensive (loss) income as of December 31, 2011 that are expected to be realized in 2012.

Contributions

During January 2009, the Company reached an agreement with the Pension Benefit Guaranty Corporation (“PBGC”) pursuant to U.S. federal pension law provisions that permit the PBGC to seek protection when a plant closing results in termination of employment for more than 20 percent of employees covered by a pension plan (the “PBGC Agreement”). Under the PBGC Agreement, the Company agreed to accelerate payment of a $10.5 million cash contribution, provide a $15 million letter of credit and provide for a guarantee by certain affiliates of certain contingent pension obligations of up to $30 million. During September 2009 a letter of credit draw event was triggered under the PBGC Agreement and resulted in the draw down of the full $15 million. In December 2011, the Company reached an agreement with the PBGC whereby the $15 million was returned to the Company and immediately contributed to the respective retirement plan. The $15 million cash contribution is designated as a pre-funding amount that will be used to offset the plan's funding needs after June 2013.

On January 9, 2012 the Company completed a contribution of approximately 1.5 million shares of Visteon Corporation common stock valued at approximately $70 million to its two largest U.S. defined benefit plans. This contribution was in excess of the calendar 2012 minimum required contributions for those plans by approximately $10 million.

Additionally, the Company expects to make cash contributions to its U.S. retirement plans and OPEB plans of $3 million and $2 million, respectively. Contributions to non-U.S. retirement plans are expected to be $16 million during 2012. The Company’s expected 2012 contributions may be revised.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the Company plans:

	Pension Benefits		Retirement Health and Life Payments
	U.S.	Non-U.S.
	(Dollars in Millions)
2012	$72	$15	$2
2013	69	17	—
2014	69	17	—
2015	68	18	—
2016	68	19	—
Years 2017 — 2021	354	116	1

Plan Assets and Investment Strategy

Substantially all of the Company’s pension assets are managed by external investment managers and held in trust by third-party custodians. The selection and oversight of these external service providers is the responsibility of the investment committees and their advisors. The selection of specific securities is at the discretion of the investment manager and is subject to the provisions set forth by written investment management agreements and related policy guidelines regarding permissible investments, risk management practices and the use of derivative securities. Derivative securities may be used by investment managers as efficient substitutes for traditional securities, to reduce portfolio risks or to hedge identifiable economic exposures. The use of derivative securities to create economic leverage to engage in unrelated speculation is expressly prohibited. External investment managers are prohibited from investing in any debt or equity securities related to the Company or its affiliates. The Company's equity is permitted when it is the result of a corporate contribution to the plan.

The primary objective of the pension funds is to pay the plans’ benefit and expense obligations when due. Given the relatively long time horizon of these obligations and their sensitivity to interest rates, the investment strategy is intended to improve the funded status of its U.S. and non-U.S. plans over time while maintaining a prudent level of risk. Risk is managed primarily by diversifying each plan’s target asset allocation across equity, fixed income securities and alternative investment strategies, and then maintaining the allocation within a specified range of its target. In addition, diversification across various investment subcategories within each plan is also maintained within specified ranges.

The Company’s retirement plan asset allocation at December 31, 2011 and 2010 and target allocation for 2012 are as follows:

	Target Allocation		Percentage of Plan Assets
	U.S.	Non-U.S.	U.S.		Non-U.S.
	2012	2012	2011	2010	2011	2010
Equity securities	40%	9%	38%	41%	9%	14%
Fixed income	30%	83%	22%	24%	83%	78%
Alternative strategies	30%	5%	34%	33%	5%	5%
Cash	—%	3%	6%	2%	3%	3%
	100%	100%	100%	100%	100%	100%

The expected long-term rate of return for pension assets has been chosen based on various inputs, including returns projected by various external sources for the different asset classes held by and to be held by the Company’s trusts and its targeted asset allocation. These projections incorporate both historical returns and forward looking views regarding capital market returns, inflation and other variables.

Fair Value Measurements

Retirement plan assets are valued at fair value using various inputs and valuation techniques. A description of the inputs and valuation techniques used to measure the fair value for each class of plan assets is included in Note 20 “Fair Value Measurements.”

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
NOTE 15. Stock-Based Compensation

Successor Stock-Based Compensation Plans

The Visteon Corporation 2010 Incentive Plan (the “2010 Incentive Plan”), was adopted on the Effective Date and provides for the grant of up to 5.6 million shares of Successor common stock as incentive and nonqualified stock options ("stock options"), stock appreciation rights (“SARs”), performance stock rights, restricted stock awards (“RSAs”), restricted stock units (“RSUs”) and stock and various other rights based on common stock. Additionally, the Company adopted the Visteon Corporation Non-Employee Director Stock Unit Plan, which provides for the automatic annual grant of RSUs to non-employee directors. RSUs awarded under the Non-Employee Director Stock Unit Plan vest immediately but are not paid out until after the participant terminates service as a non-employee director of the Company.

Upon exercise of stock based compensation awards that settle in shares of Company stock, the Company's policy is to deliver such shares utilizing available treasury shares, purchasing treasury shares or issuing new shares. Delivery of shares may be on a gross settlement basis or on a net settlement basis, as determined by the recipient.

Restricted Stock Awards and Restricted Stock Units

The grant date fair value of RSAs and RSUs is the average of the highest and lowest prices at which the Company's common stock was traded on the New York Stock Exchange on the date of grant. RSAs are settled in shares of the Company's common stock upon the lapse of restrictions on the underlying shares while RSUs are generally settled in cash upon scheduled vesting dates and are recorded as a liability representing only the vested portion of the obligation, based on the period-ending market prices of the Company's common stock.

The Company granted 1,246,000 shares of restricted common stock during the fourth quarter of 2010, under the 2010 Incentive Plan at a grant date fair value of $57.93 per share. The grant date fair value was estimated based on the weighted average trading prices of the Company’s common stock for the five business days immediately following the Effective Date. The Company recorded compensation expense of $31 million and $20 million for the year ended December 31, 2011 and the three-month Successor period ended December 31, 2010, respectively. Unrecognized compensation expense at December 31, 2011 was $21 million for non-vested RSAs and will be recognized on a weighted average basis over the remaining vesting period of approximately 1.75 years.

The Company granted 1,000 and 421,000 restricted stock units under the 2010 Incentive Plan during the year ended December 31, 2011 and the three months ended December 31, 2010, respectively, at weighted average grant date fair values $49.83 per share and $57.93 per share, respectively. The Company recorded compensation expense of $7 million and $9 million for the year ended December 31, 2011 and the three-month Successor period ended December 31, 2010, respectively with cash payments of $4 million during the year ended December 31, 2011. At December 31, 2011 approximately $4 million and $5 million is recorded under the captions Accrued employee liabilities and Employee benefits relating to RSUs. Unrecognized compensation expense at December 31, 2011 was $3 million for non-vested RSUs and will be recognized on a weighted average basis over the remaining vesting period or approximately 1.35 years.

A summary of activity, including award grants, vesting and forfeitures is provided below.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at October 1, 2010	—	—	$—
Granted	1,246	421	$57.93
Vested	(211)	(64)	$57.93
Forfeited	—	—	$—
Non-vested at December 31, 2010	1,035	357	$57.93
Granted	—	1	$49.83
Vested	(345)	(93)	$57.93
Forfeited	(34)	(8)	$57.93
Non-vested at December 31, 2011	656	257	$57.92

Stock Options and Stock Appreciation Rights

Stock options and SARs have an exercise price equal to the average of the highest and lowest prices at which the Company's common stock was traded on the New York Stock Exchange on the date of grant. The fair value of stock options is determined at the date of grant using the Black-Scholes option pricing model and the fair value of SARs is determined at each period-end using the Black-Scholes option pricing model. Stock options are settled in shares of the Company's common stock upon exercise and are recorded in the Company's consolidated balance sheets under the caption Additional paid-in capital. SARs are settled in cash and result in the recognition of a liability representing the vested portion of the obligation.

The Black-Scholes option pricing model requires management to make various assumptions including the expected term, expected volatility, risk free interest rate and dividend yield. The expected term represents the period of time that granted stock based compensation awards are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is calculated based on a rolling average of the daily stock closing prices of a peer group of companies with a period equal to the expected life of the award. The peer group of companies was used due to the relatively short history of the Company's common stock. The peer group was established using the criteria of similar industry (utilizing product mix), size (measured by market capitalization), leverage (measured using debt to equity ratio) and length of history. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of the stock-based compensation instrument. The dividend yield is based on historical patterns and future expectations for Company dividends. Stock options become exercisable on a ratable basis of the vesting period and will expire 10 years after the grant date. Weighted average assumptions used to estimate fair value of awards during the year ended and as of December 31, 2011 are as follows:

	Stock Options	SARs

Expected term (in years)	6	6
Expected volatility	46.37%	50.30%
Risk-free interest rate	2.59%	0.98%
Expected dividend yield	—%	—%

During 2011 the Company granted 482,000 non-qualified stock options under the 2010 Incentive Plan. These stock options have a 3 year vesting period and an expiration date 10 years from the date of grant. The weighted average grant date fair value of the stock options granted during 2011 was $34.45. The Company recorded compensation expense of $8 million for the year ended December 31, 2011. Unrecognized compensation expense for non-vested stock options at December 31, 2011 was $9 million and will be recognized on a weighted average basis over the remaining vesting period of approximately 1.80 years.

During 2011, the Company granted 94,000 SARs under the 2010 Incentive Plan. These SARs have a 3 year vesting period and an expiration date 10 years from the date of grant. The weighted average fair value of SARs granted during 2011 was $17.58. At December 31, 2011 the Company recorded approximately $1 million under the caption Employee benefits. During the year ended December 31, 2011, the Company recorded compensation expense of $1 million. Unrecognized compensation expense at December 31, 2011 was less than $1 million for non-vested SARs and will be recognized on a weighted average basis over the remaining vesting period of approximately 1.45 years.

A summary of activity, including award grants, vesting and forfeitures is provided below.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2010	—	$—	—	$—
Granted	482	$72.60	94	$74.08
Exercised	—	$—	—	$—
Forfeited or expired	(92)	$74.08	(10)	$74.08
Outstanding at December 31, 2011	390	$72.26	84	$74.08

	Stock Options and SARs Outstanding
	Number Outstanding	Weighted Average Remaining Life	Weighted Average Exercise Price
	(In Thousands)	(In Years)
$45.01 - $55.00	15	9.81	$48.85
$55.01 - $65.00	24	9.45	$60.97
$65.01 - $75.08	435	9.25	$74.08
	474

Predecessor Stock-Based Compensation

Pursuant to the Plan, any shares of Predecessor common stock and any options, warrants or rights to purchase shares of Predecessor common stock or other equity securities outstanding prior to the Effective Date were canceled. Prior to cancellation, the Company recorded stock-based compensation expense for Predecessor stock-based compensation plans of $1 million during both the nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009. Various stock-based compensation awards were granted under Predecessor plans, including stock options, SARs, RSAs and RSUs.

A summary of activity, including award grants, exercises and forfeitures is provided below for stock options and SARs.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2008	11,999	$10.70	12,897	$6.07
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Forfeited or expired	(1,493)	$10.64	(2,355)	$8.27
Outstanding at December 31, 2009	10,506	$10.70	10,542	$5.60
Forfeited, expired or cancelled	(10,506)	$10.70	(10,542)	$5.60
Outstanding at October 1, 2010	—	$—	—	$—

A summary of activity, including award grants, vesting and forfeitures is provided below for RSAs and RSUs.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at December 31, 2008	1,180	4,146	$4.60
Granted	—	—	$—
Vested	(42)	(1,678)	$6.08
Forfeited	(204)	(357)	$4.49
Non-vested at December 31, 2009	934	2,111	$3.80
Vested	(15)	(5)	$7.05
Forfeited or cancelled	(919)	(2,106)	$3.39
Non-vested at October 1, 2010	—	—	$—

Other (Income) Expense, Net	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
Note 16. Other (Income) Expense, Net

Other (income) expense, net consists of the following:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
UK Administration recovery	$(18)	$—	$—	$—
Transformation costs	7	—	—	—
Reorganization-related costs, net	8	14	—	—
(Gain) loss on sale of assets	(2)	(1)	22	—
Gain on sale-leaseback	—	—	—	(20)
	$(5)	$13	$22	$(20)

Twelve Months Ended December 31, 2011

In December 2011, the Company received an initial distribution of $18 million, in connection with the liquidation and recovery process under the UK Administration, these amounts primarily represented recoveries on amounts owed to Visteon for various trade and loan receivables due from the UK Debtor. During 2011, the Company continued its efforts to transform its business portfolio and to rationalize its cost structure including, among other things, the investigation of potential transactions for the sale, merger or other combination of certain businesses. Business transformation costs of $7 million incurred during 2011 relate principally to financial and advisory fees. The Company recorded reorganization-related costs of $8 million for the year ended December 31, 2011, which are comprised of amounts directly associated with the reorganization under Chapter 11, primarily related to professional service fees.

Three Month Successor Ended December 31, 2010

The Company recorded reorganization-related costs of $14 million for the year ended December 31, 2011, which are comprised of amounts directly associated with the reorganization under Chapter 11, primarily related to professional service fees.

Nine Month Predecessor Period Ended October 1, 2010

On March 8, 2010, the Company completed the sale of substantially all of the assets of Atlantic Automotive Components, L.L.C., (“Atlantic”), to JVIS Manufacturing LLC, an affiliate of Mayco International LLC. The Company recorded losses of approximately $21 million in connection with the sale of Atlantic assets.

Twelve Months Ended December 31, 2009

During 2009 and pursuant to Section 365 of the Bankruptcy Code, the Company rejected a lease arrangement that was subject to a previous sale-leaseback transaction for which the recognition of transaction gains was deferred due to the Company’s continuing involvement with the associated property. The Company’s continuing involvement was effectively ceased in connection with the December 24, 2009 lease termination resulting in recognition of the deferred gain of $30 million, which was partially offset by a loss of $10 million associated with the remaining net book value of leasehold improvements associated with the facility.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 17. Income Taxes

Details of the Company's income tax provision, including amounts associated with the Company's discontinued operations of $5 million, $17 million, and $8 million for the three-month Successor period ended December 31, 2010, nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively, are provided in the table below:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
U.S	$(141)	$21	$425	$(1,250)
Non-U.S	254	62	597	1,434
Total income before income taxes	$113	$83	$1,022	$184

Current tax provision
U.S. federal	$1	$1	$5	$4
Non-U.S	126	28	80	90
U.S. state and local	1	(1)	3	1
Total current	128	28	88	95
Deferred tax provision (benefit)
U.S. federal	1	(1)	2	5
Non-U.S	(2)	(8)	42	(16)
U.S. state and local	—	—	(1)	(4)
Total deferred	(1)	(9)	43	(15)
Total provision for income taxes	$127	$19	$131	$80

A summary of the differences between the provision for income taxes (including amounts associated with the Company's discontinued operations) calculated at the U.S. statutory tax rate of 35% and the consolidated provision for income taxes is shown below:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Income before income taxes, excluding equity in net income of non-consolidated affiliates, multiplied by the U.S. statutory rate of 35%	$40	$29	$358	$64
Effect of:
Impact of foreign operations, including withholding taxes	52	(4)	(4)	(3)
State and local income taxes	4	(1)	1	(22)
Tax reserve adjustments	22	1	(1)	(52)
Impact of U.K. Administration	—	—	—	(444)
Change in valuation allowance	202	(6)	(753)	521
Fresh-start accounting adjustments and reorganization items, net	(215)	—	553	22
Impact of tax law change	18	—	—	10
Liquidation of consolidated foreign affiliate	—	—	—	(17)
Other	4	—	(23)	1
Provision for income taxes	$127	$19	$131	$80

The Company’s provision for income tax for continuing operations was $127 million for year ended December 31, 2011 and reflects income tax expense related to those countries where the Company is profitable, accrued withholding taxes, ongoing assessments related to the recognition and measurement of uncertain tax benefits, the inability to record a tax benefit for pre-tax losses in the U.S. and certain other jurisdictions, and other non-recurring tax items. Included in the impact of foreign operations items are non-U.S. withholding taxes of $34 million, U.S. and non-U.S. income taxes related to the planned repatriation of earnings from its unconsolidated and certain consolidated foreign affiliates of $55 million, offset by favorable foreign rate differentials of $37 million. The U.S. income tax consequences in connection with the Company's earnings from these affiliates of approximately $56 million were offset with the U.S. valuation allowance. The fresh-start accounting adjustments and reorganization items include true-up adjustments to the net deferred tax assets related to the derecognition of U.S. tax loss and credit carryforwards as a result of the annual limitation imposed under IRC Sections 382 and 383, the legal entity restructuring approved as part of the Plan of Reorganization which utilized U.S. tax loss and credit carryforwards pre-emergence and other matters, all of which impact both the underlying deferred taxes and the related valuation allowances. The impact of tax law changes reflects an increase in the tax rate in Korea which increased the Company's net deferred tax liabilities by $6 million, as well as tax law changes in Michigan resulting in the elimination of $12 million in net operating loss carryforwards which were fully offset by the related valuation allowance.

The Company’s provision for income tax for continuing operations was $24 million for the three-month Successor period ended December 31, 2010 and was $148 million for the nine-month Predecessor period ended October 1, 2010. Income tax provisions for both the Successor and the Predecessor periods during 2010 reflect income tax expense related to those countries where the Company is profitable, accrued withholding taxes, ongoing assessments related to the recognition and measurement of uncertain tax benefits, the inability to record a tax benefit for pre-tax losses in the U.S. and certain other jurisdictions, and other non-recurring tax items. The 2010 Predecessor period includes $47 million of deferred tax expense associated with the adoption of fresh-start accounting, (see Note 4, “Fresh-Start Accounting”). Included in the fresh-start accounting adjustments and reorganization items are net deferred tax adjustments primarily related to the derecognition of U.S. tax loss and credit carryforwards as a result of the annual limitation imposed under IRC Sections 382 and 383, a legal entity restructuring approved as part of the Plan of Reorganization which utilized U.S. tax loss and credit carryforwards pre-emergence and other matters, all of which impact both the underlying deferred taxes and the related valuation allowances.

The Company’s 2009 income tax provision for continuing operations includes income tax of $72 million related to certain countries where the Company is profitable, accrued withholding taxes and the inability to record a tax benefit for pre-tax losses in the U.S. and certain foreign countries to the extent not offset by other categories of income. The 2009 income tax provision also includes a $56 million benefit associated with a decrease in unrecognized tax benefits, including interest and penalties, as a result of closing audits in Portugal related to the 2006 and 2007 tax years which resulted in a cash settlement of approximately $3 million, completing transfer pricing studies in Asia and reflecting the expiration of various legal statutes of limitations. Included in the deconsolidation gain related to the UK Administration is $18 million of tax expense representing the elimination of disproportionate tax effects in other comprehensive income as all items of other comprehensive income related to Visteon UK Limited have been derecognized. Additionally, as a result of the UK Administration, approximately $1.3 billion of income attributed to the UK jurisdiction is not subject to tax in the UK and further, the Company’s UK tax attributes carrying a full valuation allowance have been effectively transferred to the UK Administrators. In the U.S. jurisdiction, the tax benefits from the approximately $1.2 billion of losses attributable to the UK Administration, and the liquidation of the Company’s affiliate in Italy, were offset with U.S. valuation allowances.

Deferred income taxes and related valuation allowances

Deferred income taxes are provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and the basis of such assets and liabilities as measured by tax laws and regulations, as well as net operating loss, tax credit and other carryforwards. The Company has recorded a deferred tax liability, net of valuation allowances, for U.S. and non-U.S. income taxes and non-U.S. withholding taxes of approximately $74 million as of December 31, 2011 on the undistributed earnings of certain consolidated and unconsolidated foreign affiliates as such earnings are intended to be repatriated in the foreseeable future. The Company has not provided for deferred income taxes or foreign withholding taxes on the remainder of undistributed earnings from certain consolidated foreign affiliates because such earnings are considered to be permanently reinvested. It is not practicable to determine the amount of deferred tax liability on such earnings as the actual tax liability, if any, is dependent on circumstances existing when remittance occurs.

Deferred tax assets are required to be reduced by a valuation allowance if, based on all available evidence, both positive and negative, it is considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Significant management judgment is required in determining the Company’s valuation allowance. In making this assessment, management considers evidence including, historical and projected financial performance, as well as the nature, frequency and severity of recent losses along with any other pertinent information.

In determining the need for a valuation allowance, the Company also evaluates existing valuation allowances. Based upon this assessment, it is reasonably possible that the existing valuation allowance on approximately $18 million of deferred tax assets could be eliminated during 2012. Any decrease in the valuation allowance would result in a reduction in income tax expense in the quarter in which it is recorded. During the third quarter of 2011, the Company recorded a tax benefit of $8 million related to the reversal of a full valuation allowance with respect to the deferred tax assets of a foreign subsidiary. During the fourth quarter of 2011, the Company recorded a $66 million impairment charge attributable to the Company's Lighting assets. Approximately $16 million of the impairment charge related to jurisdictions where deferred tax assets are fully offset by a valuation allowance. The remaining $50 million related to other foreign jurisdictions where the Company concluded, based on the available evidence, it was more likely than not that the deferred tax assets associated with these jurisdictions would not be realized. During the fourth quarter of 2009, the Company concluded, based on the weight of available evidence that the deferred tax assets associated with its operations in Spain required a full valuation allowance which resulted in a charge to income tax expense of $12 million.

The need to maintain valuation allowances against deferred tax assets in the U.S. and other affected countries will cause variability in the Company’s effective tax rate. The Company will maintain full valuation allowances against deferred tax assets in the U.S. and applicable foreign countries, including Germany and France, until sufficient positive evidence exists to reduce or eliminate the valuation allowances. At December 31, 2011, the Company had net deferred tax assets, net of valuation allowances, of approximately $31 million in certain foreign jurisdictions, the realization of which is dependent on generating sufficient taxable income in future periods. While the Company believes it is more likely than not that these deferred tax assets will be realized, failure to achieve taxable income targets which considers, among other sources, future reversals of existing taxable temporary differences, would likely result in an increase in the valuation allowance in the applicable period.

The components of deferred income tax assets and liabilities are as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Deferred tax assets
Employee benefit plans	$134	$139
Capitalized expenditures for tax reporting	111	135
Net operating losses and carryforwards	1,174	1,097
All other	253	279
Subtotal	1,672	1,650
Valuation allowance	(1,657)	(1,463)
Total deferred tax assets	$15	$187

Deferred tax liabilities
Depreciation and amortization	$1	$74
All other	153	257
Total deferred tax liabilities	154	331
Net deferred tax liabilities	$139	$144

At December 31, 2011, the Company had available non-U.S. net operating loss carryforwards and tax credit carryforwards of $1.3 billion and $9 million, respectively, which have carryforward periods ranging from 5 years to indefinite. The Company had available U.S. federal net operating loss carryforwards of $1.2 billion at December 31, 2011, which will expire at various dates between 2028 and 2031. U.S. foreign tax credit carryforwards are $320 million at December 31, 2011. These credits will begin to expire in 2015. The Company had available tax-effected U.S. state operating loss carryforwards of $19 million at December 31, 2011, which will expire at various dates between 2016 and 2031.

As a result of the annual limitation imposed under IRC Sections 382 and 383 on the utilization of net operating losses, credit carryforwards and certain built-in losses (collectively referred to as “tax attributes”) following an ownership change, it was determined that approximately $825 million of U.S. tax attributes will expire unutilized. The U.S. tax attributes are presented net of these limitations and uncertain tax positions. In addition, subsequent changes in ownership for purposes of IRC Sections 382 and 383 could further diminish the Company’s use of remaining U.S. tax attributes. As of the end of 2011, valuation allowances totaling $1.7 billion have been recorded against the Company’s deferred tax assets where recovery of the deferred tax assets is unlikely. Of this amount, $1.2 billion relates to the Company’s deferred tax assets in the U.S. and $486 million relates to deferred tax assets in certain foreign jurisdictions, including Germany, a pass-through entity for U.S. tax purposes.

Unrecognized Tax Benefits

As of December 31, 2011 and 2010, the Company’s gross unrecognized tax benefits were $123 million and $131 million, respectively, of which the amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate were approximately $69 million and $74 million, respectively. The gross unrecognized tax benefit differs from that which would impact the effective tax rate due to uncertain tax positions embedded in other deferred tax attributes carrying a full valuation allowance. Since the uncertainty is expected to be resolved while a full valuation allowance is maintained, these uncertain tax positions should not impact the effective tax rate in current or future periods. During 2011, the Company decreased its gross unrecognized tax benefits to reflect the remeasurement of uncertain tax positions related to ongoing audits in Europe, the closing of statutes for certain tax positions taken in prior years, and foreign currency. These decreases were partially offset by new tax positions expected to be taken in future tax filings, primarily related to the allocation of costs among the Company's global operations.

The Company recognizes interest and penalties with respect to unrecognized tax benefits as a component of income tax expense. Accrued interest and penalties were $28 million and $22 million as of December 31, 2011 and 2010, respectively. Estimated interest and penalties related to the underpayment of income taxes represented a net tax benefit of $3 million during the three-month Successor period ended December 31, 2010.

A reconciliation of the beginning and ending amount of unrecognized tax benefits (including amounts related to the discontinued operations) is as follows:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1
	2011	2010	2010
	(Dollars in Millions)
Beginning balance	$131	$126	$190
Tax positions related to current period
Additions	17	7	13
Tax positions related to prior periods
Additions	3	3	2
Reductions	(21)	(1)	(58)
Settlements with tax authorities	(1)	(1)	—
Lapses in statute of limitations	(1)	(2)	(18)
Effect of exchange rate changes	(5)	(1)	(3)
Ending balance	$123	$131	$126

The Company and its subsidiaries have operations in every major geographic region of the world and are subject to income taxes in the U.S. and numerous foreign jurisdictions. Accordingly, the Company files tax returns and is subject to examination by taxing authorities throughout the world, including such significant jurisdictions as Korea, India, Portugal, Spain, Czech Republic, Hungary, Mexico, China, Brazil, Germany, France and the United States. With certain exceptions, the Company is no longer subject to U.S. federal tax examinations for years before 2008 or state and local, or non-U.S. income tax examinations for years before 2002.

It is reasonably possible that the amount of the Company’s unrecognized tax benefits may change within the next twelve months as a result of settlement of ongoing audits, for changes in judgment as new information becomes available related to positions both already taken and those expected to be taken in tax returns, primarily related to transfer pricing-related initiatives, or from the closure of tax statutes. Given the number of years, jurisdictions and positions subject to examination, the Company is unable to estimate the full range of possible adjustments to the balance of unrecognized tax benefits. However, the Company believes it is reasonably possible it will reduce the amount of its existing unrecognized tax benefits impacting the effective tax rate by $1 million to $3 million million due to the lapse of statute of limitations.

Emergence from Chapter 11 Proceedings in 2010

Pursuant to the Plan, certain elements of the Company’s pre-petition indebtedness were extinguished. Absent an exception, the discharge of a debt obligation in a bankruptcy proceeding for an amount less than its adjusted issue price (as defined for tax purposes) creates cancellation of indebtedness income (“CODI”) that is excludable from taxable income for U.S. tax purposes. However, certain income tax attributes are reduced by the amount of CODI in prescribed order as follows: (a) net operating losses (“NOL”) for the year of discharge and NOL carryforwards; (b) most credit carryforwards, including the general business credit and the minimum tax credit; (c) net capital losses for the year of discharge and capital loss carryforwards; (d) the tax basis of the debtor’s assets.

Internal Revenue Code (“IRC”) Sections 382 and 383 provide an annual limitation with respect to the ability of a corporation to utilize its tax attributes, as well as certain built-in-losses, against future U.S. taxable income in the event of a change in ownership. Generally, under a special rule applicable to ownership changes occurring in connection with a Chapter 11 plan of reorganization, the annual limitation amount is equal to the value of the company as of the date of emergence multiplied by a long-term tax exempt federal rate. With the filing of the 2010 federal U.S. tax return, the Company reported excludable CODI that reduced its tax attributes by approximately $60 million and expects an annual limitation under IRC Sections 382 and 383 as a result of an ownership change of approximately $120 million. As a result, the Company’s future U.S. taxable income may not be fully offset by its pre-emergence net operating losses and other tax attributes if such income exceeds the annual limitation, and the Company may incur a tax liability with respect to such income. In addition, subsequent changes in ownership for purposes of IRC Sections 382 and 383 could further diminish the Company’s use of net operating losses and other tax attributes.

Shareholders' Equity and Non-controlling Interests	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Non-controlling Interests
NOTE 18. Shareholders’ Equity and Non-controlling Interests

On October 1, 2010 and in connection with the Plan, the Company cancelled all outstanding shares of Predecessor common stock and any options, warrants or rights to purchase shares of such common stock or other equity securities outstanding prior to the Effective Date. Additionally, the Company issued shares of Successor common stock on the Effective Date and in accordance with the Plan, as follows:

•	Approximately 45,000,000 shares of Successor common stock to certain investors in a private offering exempt from registration under the Securities Act for proceeds of approximately $1.25 billion;

•
    Approximately 2,500,000 shares of Successor common stock to holders of pre-petition notes, including 7% Senior Notes due 2014, 8.25% Senior Notes due 2010, and 12.25% Senior Notes due 2016; holders of the 12.25% senior notes also received warrants, which expire ten years from issuance, to purchase up to 2,355,000 shares of Successor common stock at an exercise price of $9.66 per share (“Ten Year Warrants”);

•
    Approximately 1,000,000 shares of Successor common stock and warrants, which expire five years from issuance, to purchase up to 1,552,774 shares of Successor common stock at an exercise price of $58.80 per share (“Five Year Warrants”) for Predecessor common stock interests;

•	Approximately 1,200,000 shares of Successor restricted stock issued to management under a post-emergence share-based incentive compensation program.

Treasury Stock

The Company held approximately 500,000 shares of Successor common stock in treasury at December 31, 2010 for use in satisfying obligations under employee incentive compensation arrangements. This amount increased to approximately 640,000 at December 31, 2011, primarily due to the net settlement of shares following employee vesting's of restricted stock awards. The Company values common stock held in treasury using the average cost method.

Warrants

The Ten Year Warrants may be net share settled and are recorded as permanent equity in the Company’s consolidated balance sheets with 476,034 warrants outstanding at December 31, 2011. The Ten Year Warrants were valued at $15.00 per share on October 1, 2010 using the Black-Scholes valuation model. Significant assumptions used in determining the fair value of such warrants at issuance included share price volatility and risk-free rate of return. The volatility assumption was based on the implied volatility and historical realized volatility for comparable companies. The risk-free rate assumption was based on U.S. Treasury bond yields.

The Five Year Warrants may be net share settled and are recorded as permanent equity in the Company’s consolidated balance sheets with 1,549,345 warrants outstanding at December 31, 2011. The Five Year Warrants were valued at $3.62 per share on October 1, 2010 using the Black-Scholes valuation model. Significant assumptions used in determining the fair value of such warrants at issuance included share price volatility and risk-free rate of return. The volatility assumption was based on the implied volatility and historical realized volatility for comparable companies. The risk-free rate assumption was based on U.S. Treasury bond yields.

If the Company pays or declares a dividend or makes a distribution on common stock payable in shares of its common stock, the number of shares of common stock or other shares of common stock for which a Warrant (the Five Year Warrants and Ten Year Warrants, collectively) is exercisable shall be adjusted so that the holder of each Warrant shall be entitled upon exercise to receive the number of shares of common stock that such warrant holder would have owned or have been entitled to receive after the happening of any of the events described above, had such Warrant been exercised immediately prior to the happening of such event. In addition, if the Company pays to holders of the Successor common stock an extraordinary dividend (as defined in each Warrant Agreement), then the Exercise Price shall be decreased, effective immediately after the effective date of such Extraordinary Dividend, dollar-for-dollar by the fair market value of any securities or other assets paid or distributed on each share of Successor common stock in respect of such extraordinary dividend.

Other

On January 9, 2012, the Company contributed 1,453,489 shares of company stock valued at approximately $70 million into its two largest U.S. defined benefit pension plans.

Accumulated Other Comprehensive (Loss) Income

The Accumulated other comprehensive (loss) income (“AOCI”) category of Shareholders’ equity, net of tax, includes:

	December 31
	2011	2010
	(Dollars in Millions)
Foreign currency translation adjustments	$(41)	$1
Pension and other postretirement benefit adjustments	25	51
Unrealized hedging losses and other	(9)	(2)
Total accumulated other comprehensive (loss) income	$(25)	$50

Non-controlling Interests

Non-controlling interests in the Visteon Corporation economic entity are as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Halla Climate Control Corporation	$660	$633
Duckyang Industry Co. Ltd	—	28
Visteon Interiors Korea Ltd	20	19
Other	10	10
Total noncontrolling interests	$690	$690

The Company holds a 70% interest in Halla Climate Control Corporation (“Halla”), a consolidated subsidiary. Halla is headquartered in South Korea with operations in North America, Europe and Asia. Halla designs, develops and manufactures automotive climate control products, including air-conditioning systems, modules, compressors, and heat exchangers for sale to global OEMs.

Duckyang Industry Co., Ltd, Share Sale

On October 31, 2011, Visteon sold a 1% interest in Duckyang Industry Co., Ltd. ("Duckyang") and conveyed a board seat to the other partner (the "Transaction") . Prior to the Transaction, Visteon held approximately 51% of Duckyang's total shares outstanding and maintained board control. As a result of the Transaction, Visteon no longer controls the business and therefore, total assets of $217 million, total liabilities of $159 million, non-controlling interest of $29 million and related amounts deferred as accumulated other comprehensive income of $1 million, were deconsolidated from the Company's balance sheet. The Company's remaining 50% interest was recorded as equity in net assets of non-consolidated affiliates at a fair value of $33 million as of the Transaction date, which resulted in a $4 million remeasurement gain. The fair value was determined using certain financial analysis methodologies including the comparable companies analysis and the discounted cash flow analysis. The fair value measurement is classified within level 3 of the fair value hierarchy. The net impact of the deconsolidation and establishing the fair value of the outstanding ownership interest resulted in an $8 million deconsolidation gain. The consolidated statement of operations includes net sales of $588 million and cost of sales of $580 million associated with Duckyang for the first ten months that they were consolidated in 2011.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 19. Earnings Per Share

Basic net earnings per share of common stock is calculated by dividing reported net income attributable to Visteon by the average number of shares of common stock outstanding during the applicable period.

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions, Except Per Share Amounts)
Numerator:
Income from continuing operations	$136	$86	$926	$171
Loss (income) from discontinued operations	(56)	—	14	(43)
Net income attributable to Visteon Corporation	$80	$86	$940	$128
Denominator:
Average common stock outstanding	51.2	50.2	130.3	130.4
Dilutive effect of warrants	0.8	1.5	—	—
Diluted shares	52.0	51.7	130.3	130.4
Basic and Diluted Per Share Data:
Earnings per share attributable to Visteon Corporation:
Basic earnings per share
Continuing operations	$2.65	$1.71	$7.10	$1.31
Discontinued operations	(1.09)	—	0.11	(0.33)
Basic earnings attributable to Visteon Corporation	$1.56	$1.71	$7.21	$0.98
Diluted earnings per share
Continuing operations	$2.62	$1.66	$7.10	$1.31
Discontinued operations	(1.08)	—	0.11	(0.33)
Diluted earnings attributable to Visteon Corporation	$1.54	$1.66	$7.21	$0.98

Successor

Unvested restricted stock is a participating security and is therefore included in the computation of basic earnings per share under the two-class method. Options to purchase less than 1 million shares of common stock at exercise prices ranging from $44.55 per share to $74.08 per share were outstanding, but were not included in the computation of diluted earnings per share as inclusion of such items would be anti-dilutive.

Diluted earnings per share is computed using the treasury stock method, dividing net income by the average number of shares of common stock outstanding, including the dilutive effect of the Warrants, using the average share price during the period. There is no difference in diluted earnings per share between the two-class and treasury stock method.

Predecessor

Options to purchase 10 million shares of common stock at exercise prices ranging from $3.63 per share to $17.46 per share and warrants to purchase 25 million shares were outstanding for 2009 but were not included in the computation of diluted earnings per share as inclusion of such items would be anti-dilutive. The options were cancelled effective October 1, 2010.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 20. Fair Value Measurements

Fair Value Hierarchy

Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to the quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs.

•
Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that the Company has the ability to access.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
	(Dollars in Millions)
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement plan assets	$474	$560	$466	$1,500
Liability Category
Foreign currency instruments	$—	$16	$—	$16

	December 31, 2010
	(Dollars in Millions)
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement plan assets	$383	$488	$462	$1,333
Foreign currency instruments	—	1	—	1
Total	$383	$489	$462	$1,334
Liability Category
Interest rate swaps	$—	$1	$—	$1

Interest Rate Swaps and Foreign Currency Instruments

These financial instruments are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Other Financial Instruments

The carrying amounts of all other financial instruments approximate their fair values because of the relatively short-term maturity of these instruments.

Items Measured at Fair Value on a Non-recurring Basis

In addition to items that are measured at fair value on a recurring basis, the Company measures certain assets and liabilities at fair value on a non-recurring basis, which are not included in the table above. As these non-recurring fair value measurements are generally determined using unobservable inputs, these fair value measurements are classified within Level 3 of the fair value hierarchy. Assets measured at fair value on a non-recurring basis during the year ended December 31, 2011 include the retained interest in Duckyang and the Lighting assets subject to the impairment analysis, refer to Note 18, “Shareholders' Equity and Non-controlling Interests" and Note 6, "Asset Impairments and Restructuring”, respectively for further information on these events. For further information on the assets and liabilities measured at fair value on a non-recurring basis during the Predecessor period ended October 1, 2010, refer to Note 4, “Fresh-Start Accounting.”
Retirement Plan Assets

Retirement plan assets categorized as Level 1 include the following:

•
Cash and cash equivalents, which consist of U.S. and foreign currencies held by designated trustees. Foreign currencies held are reported in terms of U.S. dollars based on currency exchange rates readily available in active markets.

•
Registered investment companies are mutual funds that are registered with the Securities and Exchange Commission. Mutual fund shares are traded actively on public exchanges. The share prices for mutual funds are published at the close of each business day. Mutual funds contain both equity and fixed income securities.

•
Common and preferred stock include equity securities issued by U.S. and non-U.S. corporations. Common and preferred securities are traded actively on exchanges and price quotes for these shares are readily available.

•	Other investments include several miscellaneous assets and liabilities and are primarily comprised of liabilities related to pending trades and collateral settlements.

Retirement plan assets categorized as Level 2 include the following:

•
Treasury and government securities consist of bills, notes, bonds, and other fixed income securities issued directly by a non-U.S. treasury or by government-sponsored enterprises. These assets are valued using observable inputs.

•
Common trust funds are comprised of shares or units in commingled funds that are not publicly traded. The underlying assets in these funds (equity securities, fixed income securities and commodity-related securities) are publicly traded on exchanges and price quotes for the assets held by these funds are readily available.

•
Liability Driven Investing (“LDI”) is an investment strategy that utilizes swaps to hedge discount rate volatility. The swaps are collateralized on a daily basis resulting in counterparty exposure that is limited to one day’s activity. Swaps are a derivative product, utilizing a pricing model to calculate market value.

•
Corporate debt securities consist of fixed income securities issued by non-U.S. corporations. These assets are valued using a bid evaluation process with bid data provided by independent pricing sources.

Retirement plan assets categorized as Level 3 include the following:

•
Global tactical asset allocation funds (“GTAA”) are common trust funds comprised of shares or units in commingled funds that are not publicly traded. GTAA managers primarily invest in equity, fixed income and cash instruments, with the ability to change the allocation mix based on market conditions while remaining within their specific strategy guidelines. The underlying assets in these funds may be publicly traded (equities and fixed income) and price quotes may be readily available. Assets may also be invested in various derivative products whose prices cannot be readily determined.

•
Limited partnership hedge fund of funds (“HFF”) directly invest in a variety of hedge funds. The investment strategies of the underlying hedge funds are primarily focused on fixed income and equity based investments. There is currently minimal exposure to less liquid assets such as real estate or private equity in the portfolio. However, due to the private nature of the partnership investments, pricing inputs are not readily observable. Asset valuations are developed by the general partners that manage the partnerships.

•	Insurance contracts are reported at cash surrender value and have no observable inputs.
The fair values of the Company’s U.S. retirement plan assets are as follows:

	December 31, 2011
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$176	$—	—	$176
Common trust funds	—	216	—	216
LDI	—	256	—	256
GTAA	—	—	142	142
Common and preferred stock	150	—	—	150
HFF	—	—	128	128
Cash and cash equivalents	74	—	—	74
Insurance contracts	—	—	10	10
Total	$400	$472	280	$1,152

	December 31, 2010
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$140	$—	$—	$140
Common trust funds	—	205	—	205
LDI	—	208	—	208
GTAA	—	—	150	150
Common and preferred stock	139	—	—	139
HFF	—	—	119	119
Cash and cash equivalents	26	—	—	26
Insurance contracts	—	—	9	9
Total	$305	$413	$278	$996

The fair value measurements which used significant unobservable inputs are as follows:

	GTAA	HFF	Insurance contracts
	(Dollars in Millions)
Predecessor – Ending balance at December 31, 2009	$130	$113	$10
Actual return on plan assets:
Relating to assets still held at the reporting date	11	3	1
Purchases, sales and settlements	—	—	(1)
Predecessor – Ending balance at October 1, 2010	$141	$116	$10
Actual return on plan assets:
Relating to assets still held at the reporting date	9	3	(1)
Successor – Ending balance at December 31, 2010	$150	$119	$9
Actual return on plan assets:
Relating to assets still held at the reporting date	(8)	(1)	1
Purchases, sales and settlements	—	10	—
Successor – Ending balance at December 31, 2011	$142	$128	$10

The fair values of the Company’s Non-U.S. retirement plan assets are as follows:

	December 31, 2011
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$180	$180
Treasury and government securities	—	58	—	58
Registered investment companies	53	—	—	53
Cash and cash equivalents	12	—	—	12
Corporate debt securities	—	14	—	14
Common trust funds	—	6	—	6
Limited partnerships (HFF)	—	—	6	6
Common and preferred stock	2	—	—	2
Other	7	10	—	17
Total	$74	$88	$186	$348

	December 31, 2010
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$179	$179
Treasury and government securities	—	51	—	51
Registered investment companies	62	—	—	62
Cash and cash equivalents	13	—	—	13
Corporate debt securities	—	8	—	8
Common trust funds	—	6	—	6
Limited partnerships (HFF)	—	—	5	5
Common and preferred stock	3	—	—	3
Other	—	10	—	10
Total	$78	$75	$184	$337

Fair value measurements which used significant unobservable inputs are as follows:

	Insurance contracts	HFF
	(Dollars in Millions)
Predecessor – Ending balance at December 31, 2009	$180	$4
Actual return on plan assets:
Relating to assets held at the reporting date	(1)	—
Purchases, sales and settlements	(1)	—
Predecessor – Ending balance at October 1, 2010	$178	$4
Actual return on plan assets:
Relating to assets held at the reporting date	(1)	—
Purchases, sales and settlements	2	1
Successor – Ending balance at December 31, 2010	$179	$5
Actual return on plan assets:
Relating to assets held at the reporting date	4	—
Purchases, sales and settlements	(3)	1
Successor – Ending balance at December 31, 2011	$180	$6

Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
NOTE 21. Financial Instruments

The Company is exposed to various market risks including, but not limited to, changes in foreign currency exchange rates and market interest rates. The Company manages these risks through the use of derivative financial instruments. The Company’s use of derivative financial instruments is limited to hedging activities and such instruments are not used for speculative or trading purposes. The maximum length of time over which the Company hedges the variability in the future cash flows for forecasted transactions excluding those forecasted transactions related to the payment of variable interest on existing debt is up to one year from the date of the forecasted transaction. The maximum length of time over which the Company hedges forecasted transactions related to the payment of variable interest on existing debt is the term of the underlying debt.

The use of derivative financial instruments creates exposure to credit loss in the event of nonperformance by the counterparty to the derivative financial instruments. The Company limits this exposure by entering into agreements directly with a variety of major financial institutions with high credit standards that are expected to fully satisfy their obligations under the contracts. Additionally, the Company’s ability to utilize derivatives to manage risks is dependent on credit and market conditions.

Accounting for Derivative Financial Instruments

Derivative financial instruments are recorded as assets or liabilities in the consolidated balance sheets at fair value. The fair values of derivatives used to hedge the Company’s risks fluctuate over time, generally in relation to the fair values or cash flows of the underlying hedged transactions or exposures. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, further, on the type of hedging relationship.

At inception, the Company formally designates and documents the financial instrument as a hedge of a specific underlying exposure, as well as the risk management objectives and strategies for undertaking the hedge transaction, including designation of the instrument as a fair value hedge, a cash flow hedge or a hedge of a net investment in a foreign operation. Additionally, at inception and at least quarterly thereafter, the Company formally assesses whether the financial instruments that are used in hedging transactions are effective at offsetting changes in either the fair value or cash flows of the related underlying exposure.

For a designated cash flow hedge, the effective portion of the change in the fair value of the derivative instrument is recorded in Accumulated other comprehensive (loss) income in the consolidated balance sheet. When the underlying hedged transaction is realized, the gain or loss included in Accumulated other comprehensive (loss) income is recorded in earnings and reflected in the consolidated statement of operations on the same line as the gain or loss on the hedged item attributable to the hedged risk. Any ineffective portion of a financial instrument's change in fair value is immediately recognized in operating results. For a designated fair value hedge, both the effective and ineffective portions of the change in the fair value of the derivative instrument are recorded in earnings and reflected in the consolidated statement of operations on the same line as the gain or loss on the hedged item attributable to the hedged risk. For a designated net investment hedge, the effective portion of the change in the fair value of the derivative instrument is recorded as a cumulative translation adjustment in Accumulated other comprehensive (loss) income in the consolidated balance sheet. Cash flows associated with designated hedges are reported in the same category as the underlying hedged item. Derivatives not designated as a hedge are adjusted to fair value through operating results. Cash flows associated with non-designated derivatives are reported in Net cash provided from operating activities in the Company’s consolidated statements of cash flows.

Foreign Currency Exchange Rate Risk

The Company’s net cash inflows and outflows exposed to the risk of changes in foreign currency exchange rates arise from the sale of products in countries other than the manufacturing source, foreign currency denominated supplier payments, debt and other payables, subsidiary dividends and investments in subsidiaries. Where possible, the Company utilizes derivative financial instruments, including forward and option contracts, to protect the Company’s cash flow from changes in exchange rates. Foreign currency exposures are reviewed monthly and any natural offsets are considered prior to entering into a derivative financial instrument. The Company’s primary foreign currency exposures include the Euro, Korean Won, Czech Koruna, Hungarian Forint and Mexican Peso. Where possible, the Company utilizes a strategy of partial coverage for transactions in these currencies.

As of December 31, 2011 and 2010, the Company had forward contracts to hedge changes in foreign currency exchange rates with notional amounts of approximately $741 million and $529 million, respectively. Fair value estimates of these contracts are based on quoted market prices. A portion of these instruments have been designated as cash flow hedges with the effective portion of the gain or loss reported in the Accumulated other comprehensive (loss) income component of Shareholders’ equity in the Company’s consolidated balance sheet. The ineffective portion of these instruments is recorded as Cost of sales in the Company’s consolidated statement of operations.

Interest Rate Risk

As of December 31, 2011, the Company has no outstanding interest rate swaps. On April 6, 2011, the Company refinanced its variable rate Term Loan with a fixed rate bond and as of December 31, 2011, the Company holds primarily fixed rate debt. In conjunction with the refinancing of the Term Loan, the Company terminated outstanding interest rate swaps with a notional amount of $250 million for a loss of less than $1 million, which was recorded as interest expense. Approximately 50% and 87% of the Company's borrowings were effectively on a fixed rate basis as of December 31, 2010 and December 31, 2011, respectively. As of December 31, 2010, the net fair value of interest rate swaps was a liability of $1 million.
Financial Statement Presentation

The Company presents its derivative positions and any related material collateral under master netting agreements on a net basis. Derivative financial instruments designated and non-designated as hedging instruments are included in the Company’s consolidated balance sheets at December 31, 2011 and 2010 as follows (dollars in millions):

	Assets			Liabilities
Risk Hedged	Classification	2011	2010	Classification	2011	2010
Designated
Foreign currency	Other current assets	$—	$—	Other current assets	$—	$1
Foreign currency	Other current liabilities	8	1	Other current liabilities	24	2
Interest rates	Other non-current assets	—	—	Other non-current assets	—	1

Non-designated
Foreign currency	Other current assets	—	2	Other current assets	—	—
Foreign currency	Other current liabilities	—	2	Other current liabilities	—	1
		$8	$5		$24	$5

Gains and losses associated with derivative financial instruments recorded in Cost of sales and Interest expense for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, and the nine–month Predecessor period ended October 1, 2010 are as follows:

	Amount of Gain (Loss)
	Recorded in AOCI			AOCI into Income			Recorded in Income
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Foreign currency risk – Cost of sales
Cash flow hedges	$(8)	$(1)	$—	$5	$1	$6	$—	$—	$—
Non-designated cash flow hedges	—	—	—	—	—	—	(4)	3	(1)
	$(8)	$(1)	$—	$5	$1	$6	$(4)	$3	$(1)
Interest rate risk – Interest expense
Cash flow hedges	$1	$(1)	$—	$—	$—	$—	$—	$—	$—

Concentrations of Credit Risk

Financial instruments, including cash equivalents, marketable securities, derivative contracts and accounts receivable, expose the Company to counterparty credit risk for non-performance. The Company’s counterparties for cash equivalents, marketable securities and derivative contracts are banks and financial institutions that meet the Company’s requirement of high credit standing. The Company’s counterparties for derivative contracts are substantial investment and commercial banks with significant experience using such derivatives. The Company manages its credit risk through policies requiring minimum credit standing and limiting credit exposure to any one counterparty and through monitoring counterparty credit risks. The Company’s concentration of credit risk related to derivative contracts at December 31, 2011 and December 31, 2010 is not significant.

With the exception of the customers below, the Company’s credit risk with any individual customer does not exceed ten percent of total accounts receivable at December 31, 2011 and 2010, respectively.

	2011	2010
Ford and affiliates	24%	22%
Hyundai Motor Company	10%	17%
Hyundai Mobis Company	14%	14%

Management periodically performs credit evaluations of its customers and generally does not require collateral.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 22. Commitments and Contingencies

Guarantees and Commitments

The Company has guaranteed approximately $36 million for lease payments related to its subsidiaries for between one and ten years. In connection with the January 2009 PBGC Agreement, the Company agreed to provide a guarantee by certain affiliates of certain contingent pension obligations of up to $30 million, the term of this guarantee is dependent upon certain contingent events as set forth in the PBGC Agreement.

Purchase Obligations

In December 2010, the Company entered into a stipulation agreement obligating the Company to purchase certain professional services totaling $14 million on or before February 29, 2012 or to make payment of such amount on such date. This agreement was contingent on Court approval and was subsequently re-negotiated in March 2011, whereby the obligation was reduced to $13 million. This agreement was approved by the Court in April 2011. During 2011, the parties agreed that the date by which the services must be purchased was extended to August 29, 2012 in order to be credited against the $13 million payment required to be made on February 29, 2012. As of December 31, 2011, approximately $4 million of these professional services have been recognized.

In January 2003, the Company commenced a 10-year outsourcing agreement with International Business Machines (“IBM”) pursuant to which the Company outsources most of its information technology needs on a global basis, including mainframe support services, data centers, customer support centers, application development and maintenance, data network management, desktop support, disaster recovery and web hosting (“IBM Outsourcing Agreement”). During 2006, the IBM Outsourcing Agreement was modified to change the service delivery model and related service charges. Expenses incurred under the IBM Outsourcing Agreement were approximately $13 million during the year ended December 31, 2011, $4 million during the three–month Successor period ended December 31, 2010, $18 million during the nine–month Predecessor period ended October 1, 2010, and $80 million during 2009.

Effective February 18, 2010, the date of the Court order, the Debtors entered into a settlement agreement with IBM (the “Settlement Agreement”), assumed the IBM Outsourcing Agreement, as amended and restated pursuant to the Settlement Agreement and agreed to the payment of cure amounts totaling approximately $11 million in connection therewith. The service charges under the IBM Outsourcing Agreement as amended and restated pursuant to the Settlement Agreement are expected to aggregate approximately $22 million during the remaining term of the agreement, subject to changes based on the Company’s actual consumption of services to meet its then current business needs. The outsourcing agreement may also be terminated for the Company’s business convenience under the agreement for a scheduled termination fee.

Operating Leases

At December 31, 2011, the Company had the following minimum rental commitments under non-cancelable operating leases: 2012 — $31 million; 2013 — $24 million; 2014 — $18 million; 2015 — $12 million; 2016 — $9 million; thereafter — $31 million. Rent expense was $44 million for the year ended December 31, 2011, $11 million for the three-month Successor period ended December 31, 2010, $33 million for the nine-month Predecessor period ended October 1, 2010, and $64 million for 2009.

Litigation and Claims

On May 28, 2009, the Debtors filed voluntary petitions in the Court seeking reorganization relief under the provisions of chapter 11 of the Bankruptcy Code. The Debtors’ chapter 11 cases have been assigned to the Honorable Christopher S. Sontchi and are being jointly administered as Case No. 09-11786. The Debtors continued to operate their business as debtors-in-possession under the jurisdiction of the Court and in accordance with the applicable provisions of the Bankruptcy Code and the orders of the Court until their emergence on October 1, 2010.

In December of 2009, the Court granted the Debtors' motion in part authorizing them to terminate or amend certain other postretirement employee benefits, including health care and life insurance. On December 29, 2009, the IUE-CWA, the Industrial Division of the Communications Workers of America, AFL-CIO, CLC, filed a notice of appeal of the Court's order with the District Court. By order dated March 31, 2010, the District Court affirmed the Court's order in all respects. On April 1, 2010, the IUE filed a notice of appeal. On July 13, 2010, the Circuit Court reversed the order of the District Court as to the IUE-CWA and directed the District Court to, among other things, direct the Court to order the Company to take whatever action is necessary to immediately restore terminated or modified benefits to their pre-termination/modification levels. On July 27, 2010, the Company filed a Petition for Rehearing or Rehearing En Banc requesting that the Circuit Court review the panel’s decision, which was denied. By orders dated August 30, 2010, the Court ruled that the Company should restore certain other postretirement employee benefits to the appellant-retirees and also to salaried retirees and certain retirees of the International Union, United Automobile, Aerospace and Agricultural Implement Workers of America (“UAW”). On September 1, 2010, the Company filed a Notice of Appeal to the District Court of the Court's decision to include non-appealing retirees, and on September 15, 2010 the UAW filed a Notice of Cross-Appeal. The appeals process includes mandatory mediation of the dispute. The Company subsequently reached an agreement with the original appellants in late-September 2010, which resulted in the Company not restoring other postretirement employee benefits of such retirees. On September 30, 2010, the UAW filed a complaint, which it amended on October 1, 2010, in the United States District Court for the Eastern District of Michigan seeking, among other things, a declaratory judgment to prohibit the Company from terminating certain other postretirement employee benefits for UAW retirees after the Effective Date. The Company has filed a motion to dismiss the UAW's complaint and a motion to transfer the case to the District of Delaware, which motions are pending. In July 2011, the Company engaged in mediation with the UAW, which was not successful. The parties have established a briefing schedule on the Company's motions pending in the Eastern District of Michigan and the court have scheduled a hearing for May 2012. The parties will also establish a briefing schedule on the parties' appeals pending in the District of Delaware.

On March 31, 2009, Visteon UK Limited, a company organized under the laws of England and Wales and an indirect, wholly-owned subsidiary of the Company (the “UK Debtor”), filed for administration under the United Kingdom Insolvency Act of 1986 with the High Court of Justice, Chancery division in London, England (the “UK Administration”). The UK Administration does not include the Company or any of the Company’s other subsidiaries.

In June of 2009, the UK Pensions Regulator advised the Administrators of the UK Debtor that it was investigating whether there were grounds for regulatory intervention under various provisions of the UK Pensions Act 2004 in relation to an alleged funding deficiency in respect of the UK Debtor pension plan. In October of 2009, the trustee of the UK Debtor pension plan filed proofs of claim against each of the Debtors asserting contingent and unliquidated claims pursuant to the UK Pensions Act 2004 and the UK Pensions Act 1995 for liabilities related to a funding deficiency of the UK Debtor pension plan of approximately $555 million as of March 31, 2009. The trustee of the Visteon Engineering Services Limited (“VES”) pension plan also submitted proofs of claim against each of the Debtors asserting contingent and unliquidated claims pursuant to the UK Pensions Act 2004 and the UK Pensions Act 1995 for liabilities related to an alleged funding deficiency of the VES pension plan of approximately $118 million as of March 31, 2009. On May 11, 2010, the UK Debtor Pension Trustees Limited, the creditors’ committee, and the Debtors entered in a stipulation whereby the UK Debtor Pension Trustees Limited agreed to withdraw all claims asserted against the Debtors with prejudice, which the Court approved on May 12, 2010. The trustee of the VES pension plan also agreed to withdraw all claims against each of the Debtors. The UK Pensions Regulator has notified the trustee directors of the UK Debtor pension plan that it has concluded not to seek contribution or financial support from any of the affiliated entities outside the UK with respect to their claims.

On October 28, 2011, Cadiz Electronica, S.A., an indirect, wholly-owned subsidiary of the Company organized under the laws of Spain ("Cadiz"), filed an application with the Commercial Court of Cadiz to commence a pre-insolvency proceeding under the Insolvency Law of Spain. Under the pre-insolvency proceeding, Cadiz continues to manage its business and assets, but has up to four months to reach an arrangement with its creditors to avoid an insolvency proceeding or before an involuntary insolvency proceeding can be commenced. Cadiz announced its intention to permanently cease production and close its facility in El Puerto de Santa Maria, Cadiz, Spain during the second quarter of 2011. In January 2012, Cadiz's sole shareholder resolved to commence the dissolution of Cadiz in accordance with applicable Spanish corporate laws. Following discussions with local unions, works committee and appropriate public authorities, Cadiz tentatively agreed to contribute its land, buildings and machinery to the local municipality, and settled with the local unions and works committee on employee severance matters. See Note 6, "Asset Impairments and Restructuring."

Several current and former employees of Visteon Deutschland GmbH (“Visteon Germany”) filed civil actions against Visteon Germany in various German courts beginning in August 2007 seeking damages for the alleged violation of German pension laws that prohibit the use of pension benefit formulas that differ for salaried and hourly employees without adequate justification. Several of these actions have been joined as pilot cases. In a written decision issued in April 2010, the Federal Labor Court issued a declaratory judgment in favor of the plaintiffs in the pilot cases. To date, more than 600 current and former employees have filed similar actions or have inquired as to or been granted additional benefits, and an additional 750 current and former employees are similarly situated. The Company's remaining reserve for unsettled cases is approximately $8 million and is based on the Company’s best estimate as to the number and value of the claims that will be made in connection with the pension plan. However, the Company’s estimate is subject to many uncertainties which could result in Visteon Germany incurring amounts in excess of the reserved amount of up to approximately $8 million.

During the third quarter of 2011, the Company received a formal request from the competition unit of the European Commission for documents and information in connection with its on-going investigation into alleged anti-competitive behavior relating to specific automotive electronic components in the European Union/European Economic Area. The Company has responded to request. The Company's policy is to comply with all laws and regulations, including all antitrust and competition laws, and it intends to cooperate fully with the European Commission in the context of its ongoing investigation.

Product Warranty and Recall

Amounts accrued for product warranty and recall claims are based on management’s best estimates of the amounts that will ultimately be required to settle such items. The Company’s estimates for product warranty and recall obligations are developed with support from its sales, engineering, quality and legal functions and include due consideration of contractual arrangements, past experience, current claims and related information, production changes, industry and regulatory developments and various other considerations. The Company can provide no assurances that it will not experience material claims in the future or that it will not incur significant costs to defend or settle such claims beyond the amounts accrued or beyond what the Company may recover from its suppliers. The following table provides a reconciliation of changes in the product warranty and recall claims liability, inclusive of amounts of discontinued operations for the selected periods:

	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended
	December 31	December 31	October 1
	2011	2010	2010
	(Dollars in Millions)
Beginning balance	$75	$76	$79
Accruals for products shipped	21	7	19
Changes in estimates	(12)	(2)	(4)
Settlements	(19)	(6)	(18)
Ending balance	$65	$75	$76

Environmental Matters

The Company is subject to the requirements of federal, state, local and foreign environmental and occupational safety and health laws and regulations and ordinances. These include laws regulating air emissions, water discharge and waste management. The Company is also subject to environmental laws requiring the investigation and cleanup of environmental contamination at properties it presently owns or operates and at third-party disposal or treatment facilities to which these sites send or arranged to send hazardous waste. The Company is aware of contamination at some of its properties. These sites are in various stages of investigation and cleanup. The Company currently is, has been, and in the future may become the subject of formal or informal enforcement actions or procedures.

Costs related to environmental assessments and remediation efforts at operating facilities, previously owned or operated facilities, or other waste site locations are accrued when it is probable that a liability has been incurred and the amount of that liability can be reasonably estimated. Estimated costs are recorded at undiscounted amounts, based on experience and assessments, and are regularly evaluated. The liabilities are recorded in Other current liabilities and Other non-current liabilities in the consolidated balance sheets. At December 31, 2011, the Company had recorded a reserve of approximately $1 million for environmental matters. However, estimating liabilities for environmental investigation and cleanup is complex and dependent upon a number of factors beyond the Company’s control and which may change dramatically. Accordingly, although the Company believes its reserve is adequate based on current information, the Company cannot provide any assurance that its ultimate environmental investigation and cleanup costs and liabilities will not exceed the amount of its current reserve.

Other Contingent Matters

Various legal actions, governmental investigations and proceedings and claims are pending or may be instituted or asserted in the future against the Company, including those arising out of alleged defects in the Company’s products; governmental regulations relating to safety; employment-related matters; customer, supplier and other contractual relationships; intellectual property rights; product warranties; product recalls; and environmental matters. Some of the foregoing matters may involve compensatory, punitive or antitrust or other treble damage claims in very large amounts, or demands for recall campaigns, environmental remediation programs, sanctions, or other relief which, if granted, would require very large expenditures. The Company enters into agreements that contain indemnification provisions in the normal course of business for which the risks are considered nominal and impracticable to estimate.

Contingencies are subject to many uncertainties, and the outcome of individual litigated matters is not predictable with assurance. Reserves have been established by the Company for matters discussed in the immediately foregoing paragraph where losses are deemed probable and reasonably estimable. It is possible, however, that some of the matters discussed in the foregoing paragraph could be decided unfavorably to the Company and could require the Company to pay damages or make other expenditures in amounts, or a range of amounts, that cannot be estimated at December 31, 2011 and that are in excess of established reserves. The Company does not reasonably expect, except as otherwise described herein, based on its analysis, that any adverse outcome from such matters would have a material effect on the Company’s financial condition, results of operations or cash flows, although such an outcome is possible.

Under section 362 of the Bankruptcy Code, the filing of a bankruptcy petition automatically stayed most actions against a debtor, including most actions to collect pre-petition indebtedness or to exercise control over the property of the debtor’s estate. Substantially all pre-petition liabilities and claims relating to rejected executory contracts and unexpired leases have been settled under the Debtor’s plan of reorganization, however, the ultimate amounts to be paid in settlement of each those claims will continue to be subject to the uncertain outcome of litigation, negotiations and Court decisions for a period of time after the Effective Date.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
NOTE 23. Segment Information

Segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision-maker, or a decision-making group, in deciding the allocation of resources and in assessing performance. The Company’s chief operating decision making group, comprised of the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”), evaluates the performance of the Company’s segments primarily based on net sales, before elimination of inter-company shipments, gross margin and operating assets. Gross margin is defined as total sales less costs to manufacture and product development and engineering expenses. Operating assets include inventories and property and equipment utilized in the manufacture of the segments’ products.

In April 2011, the Company announced a new operating structure for use by the CODM Group in managing the business based on specific global product lines rather than reporting at a broader global product group level as was historically utilized by the CODM Group. Under the historical global product group reporting, the results of each of the Company’s facilities were grouped for reporting purposes into segments based on the predominant product line offering of the respective facility, as separate product line results within each facility were not historically available. During the second quarter of 2011 the Company completed the process of realigning systems and reporting structures to facilitate financial reporting under the revised organizational structure such that the results for each product line within each facility can be separately identified. The information reviewed by the CODM Group has been updated to reflect the new structure. The financial results included below have been recast for all periods to reflect the updated structure.

The Company’s new operating structure is organized by global product lines, including: Climate, Electronics and Interiors. These global product lines have financial and operating responsibility over the design, development and manufacture of the Company’s product portfolio. Global customer groups are responsible for the business development of the Company’s product portfolio and overall customer relationships. Certain functions such as procurement, information technology and other administrative activities are managed on a global basis with regional deployment.

The Company’s reportable segments are as follows:

•
Climate — The Company’s Climate product line includes climate air handling modules, powertrain cooling modules, heat exchangers, compressors, fluid transport and engine induction systems. Climate accounted for approximately 52%, 52%, 51%, and 46% of the Company’s total product sales, excluding intra-product line eliminations, for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, the nine–month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively.

•
Electronics — The Company’s Electronics product line includes audio systems, infotainment systems, driver information systems, powertrain and feature control modules, climate controls, and electronic control modules. Electronics accounted for approximately 18%, 18%, 18%, and 19% of the Company’s total product sales, excluding intra-product line eliminations, for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, the nine–month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively.

•
Interiors — The Company’s Interiors product line includes instrument panels, cockpit modules, door trim and floor consoles. Interiors accounted for approximately 30%, 30%, 31%, and 35% of the Company’s total product sales, excluding intra-product line eliminations, for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, the nine-month Predecessor period ended October 1, 2010 and the years ended December 31, 2009, respectively.

•
Services — The Company’s Services operations provide various transition services in support of divestiture transactions, principally related to the ACH Transactions. The Company supplied leased personnel and transition services as required by certain agreements entered into by the Company with ACH as a part of the ACH Transactions and as amended in 2008. As of August 31, 2010, the Company ceased providing substantially all transition and other services or leasing employees to ACH. Services to ACH were provided at a rate approximately equal to the Company’s cost.

The accounting policies for the reportable segments are the same as those described in the Note 2 "Significant Accounting Policies” to the Company’s consolidated financial statements. Key financial measures reviewed by the Company’s chief operating decision makers are as follows (dollars in millions):

	Net Sales				Gross Margin
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
Climate	$4,053	$954	$2,660	$2,835	$351	$118	$322	$374
Electronics	1,367	326	935	1,208	128	89	136	125
Interiors	2,285	554	1,641	2,137	139	37	89	115
Eliminations	(173)	(57)	(134)	(117)	—	—	—	—
Total Products	7,532	1,777	5,102	6,063	618	244	547	614
Services	—	1	142	265	—	—	2	4
Total consolidated	$7,532	$1,778	$5,244	$6,328	$618	$244	$549	$618

The above amounts include product sales of $2.0 billion during the year ended December 31, 2011, $398 million during the three–month Successor period ended December 31, 2010, $1.4 billion during the nine-month Predecessor period ended October 1, 2010 and $1.7 billion during 2009 to Ford Motor Company and $2.5 billion during the year ended December 31, 2011, $591 million during the three–month Successor period ended December 31, 2010, $1.5 billion during the nine–month Predecessor period ended October 1, 2010 and $1.7 billion during 2009 to Hyundai Kia Automotive Group.
Segment Operating Assets

	Inventories, net		Property and Equipment, net
	2011	2010	2011	2010
	(Dollars in Millions)
Climate	$236	$214	$934	$968
Electronics	66	73	144	159
Interiors	47	50	171	212
Other	32	27	42	109
Total Products	381	364	1,291	1,448
Corporate	—	—	121	128
Total consolidated	$381	$364	$1,412	$1,576

Other includes inventories, net and property and equipment, net associated with the Company's discontinued operations.

Segment Expenditures

	Depreciation and Amortization				Capital Expenditures
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
	(Dollars in Millions)
Climate	$187	$46	$102	$137	$168	$56	$60	$74
Electronics	40	8	20	44	26	11	12	19
Interiors	37	8	27	49	38	14	20	34
Other	—	—	—	—	18	7	17	16
Total Products	264	62	149	230	250	88	109	143
Corporate	31	7	36	77	8	4	8	8
Total consolidated	$295	$69	$185	$307	$258	$92	$117	$151

Other includes capital expenditures associated with the Company's discontinued operations.

Certain adjustments are necessary to reconcile segment financial information to the Company’s consolidated amounts. Corporate reconciling items are related to the Company’s technical centers, corporate headquarters and other administrative and support functions.
Financial Information by Geographic Region

	Net Sales				Property and Equipment, net
	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009	2011	2010
		(Dollars in Millions)
Geographic region:
United States	$1,104	$237	$1,005	$1,549	$199	$240
Mexico	15	4	22	16	26	27
Canada	105	21	61	46	29	31
Intra-region eliminations	(6)	(4)	(26)	(21)	—	—
North America	1,218	258	1,062	1,590	254	298
Germany	199	40	129	158	20	26
France	713	177	512	609	96	101
United Kingdom	—	—	—	34	3	4
Portugal	468	91	304	441	78	80
Spain	421	115	311	287	42	45
Czech Republic	246	61	195	234	67	121
Hungary	321	82	258	315	63	65
Other Europe	517	125	292	293	70	63
Intra-region eliminations	(114)	(29)	(80)	(93)	—	—
Europe	2,771	662	1,921	2,278	439	505
Korea	2,488	583	1,520	1,589	428	476
China	555	125	325	380	116	90
India	341	82	216	213	80	96
Japan	221	62	152	138	13	14
Other Asia	244	71	177	142	27	33
Intra-region eliminations	(304)	(66)	(166)	(158)	—	—
Asia	3,545	857	2,224	2,304	664	709
South America	511	123	386	427	55	64
Inter-region eliminations	(513)	(122)	(349)	(271)	—	—
	$7,532	$1,778	$5,244	$6,328	$1,412	$1,576

Condensed Consolidating Financial Information of Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information of Guarantor Subsidiaries [Abstract]
Condensed Consolidating Financial Information of Guarantor Subsidiaries
NOTE 24. Condensed Consolidating Financial Information of Guarantor Subsidiaries

On April 6, 2011, the Company completed the sale of the Senior Notes. The Senior Notes were issued under an Indenture, dated April 6, 2011 (the “Indenture”), among the Company, the subsidiary guarantors named therein, and The Bank of New York Mellon Trust Company, N.A., as trustee (the “Trustee”). The Indenture and the form of Senior Notes provide, among other things, that the Senior Notes are be senior unsecured obligations of the Company. Interest is payable on the Senior Notes on April 15 and October 15 of each year beginning on October 15, 2011 until maturity. Each of the Company’s existing and future wholly owned domestic restricted subsidiaries that guarantee debt under the Company’s asset based credit facility guarantee the Senior Notes.

Guarantor Financial Statements

Certain subsidiaries of the Company (as listed below, collectively the “Guarantor Subsidiaries”) have guaranteed fully and unconditionally, on a joint and several basis, the obligation to pay principal and interest under the Company’s Senior Credit Agreements. The Guarantor Subsidiaries include: Visteon Electronics Corporation; Visteon European Holdings, Inc.; Visteon Global Treasury, Inc.; Visteon International Business Development, Inc.; Visteon International Holdings, Inc.; Visteon Global Technologies, Inc.; Visteon Systems, LLC; and VC Aviation Services, LLC.

The guarantor financial statements are comprised of the following condensed consolidating financial information:

•	The Parent Company, the issuer of the guaranteed obligations;

•	Guarantor subsidiaries, on a combined basis, as specified in the indentures related to the Senior Notes;

•	Non-guarantor subsidiaries, on a combined basis;

•
Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Parent Company, the guarantor subsidiaries and the non-guarantor subsidiaries, (b) eliminate the investments in subsidiaries, and (c) record consolidating entries.

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$221	$1,334	$5,432	$(924)	$6,063
Services	265	—	—	—	265
	486	1,334	5,432	(924)	6,328
Cost of sales
Products	408	912	5,053	(924)	5,449
Services	261	—	—	—	261
	669	912	5,053	(924)	5,710
Gross margin	(183)	422	379	—	618
Selling, general and administrative expenses	80	62	179	—	321
Restructuring expenses	33	8	39	—	80
Reimbursement from escrow account	62	—	—	—	62
Reorganization items	60	—	—	—	60
Deconsolidation gain	(95)	—	—	—	(95)
Asset impairments	—	5	5	—	10
Other (income) expense, net	(20)	—	—	—	(20)
Operating (loss) income	(179)	347	156	—	324
Interest expense (income), net	109	(9)	6	—	106
Equity in net (loss) income of non-consolidated affiliates	(1)	—	82	—	81
(Loss) income before income taxes and earnings of subsidiaries	(289)	356	232	—	299
(Benefit from) provision for income taxes	(3)	1	74	—	72
(Loss) income before earnings of subsidiaries	(286)	355	158	—	227
Equity in earnings of consolidated subsidiaries	445	477	—	(922)	—
Income from continuing operations	159	832	158	(922)	227
Loss from discontinued operations, net of tax	(31)	9	(21)	—	(43)
Net income	128	841	137	(922)	184
Net income attributable to non-controlling interests	—	—	56	—	56
Net income attributable to Visteon Corporation	$128	$841	$81	$(922)	$128
VISTEON CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$114	$55	$554	$—	$723
Accounts receivable, net	235	540	1,007	(719)	1,063
Inventories, net	18	25	338	—	381
Other current assets	29	53	245	—	327
Total current assets	396	673	2,144	(719)	2,494

Property and equipment, net	89	81	1,242	—	1,412
Investment in affiliates	1,873	1,533	—	(3,406)	—
Equity in net assets of non-consolidated affiliates	—	—	644	—	644
Intangible assets, net	82	59	212	—	353
Other non-current assets	14	23	55	(26)	66
Total assets	$2,454	$2,369	$4,297	$(4,151)	$4,969

LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	$90	$13	$217	$(233)	$87
Accounts payable	170	210	1,116	(486)	1,010
Other current liabilities	70	21	365	—	456
Total current liabilities	330	244	1,698	(719)	1,553

Long-term debt	497	—	41	(26)	512
Employee benefits	301	47	147	—	495
Other non-current liabilities	19	5	388	—	412

Shareholders’ equity:
Total Visteon Corporation shareholders’ equity	1,307	2,073	1,333	(3,406)	1,307
Non-controlling interests	—	—	690	—	690
Total shareholders’ equity	1,307	2,073	2,023	(3,406)	1,997
Total liabilities and shareholders’ equity	$2,454	$2,369	$4,297	$(4,151)	$4,969

	December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$153	$81	$671	$—	$905
Accounts receivable, net	160	956	1,204	(1,228)	1,092
Inventories, net	16	25	323	—	364
Other current assets	93	28	220	—	341
Total current assets	422	1,090	2,418	(1,228)	2,702

Property and equipment, net	104	105	1,367	—	1,576
Investment in affiliates	2,357	1,193	—	(3,550)	—
Equity in net assets of non-consolidated affiliates	—	—	439	—	439
Intangible assets, net	90	76	236	—	402
Other non-current assets	65	439	55	(470)	89
Total assets	$3,038	$2,903	$4,515	$(5,248)	$5,208

LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	$644	$10	$247	$(823)	$78
Accounts payable	186	198	1,218	(399)	1,203
Other current liabilities	142	34	391	(6)	561
Total current liabilities	972	242	1,856	(1,228)	1,842

Long-term debt	472	—	481	(470)	483
Employee benefits	307	74	145	—	526
Other non-current liabilities	27	5	375	—	407
					—
Shareholders’ equity:					—
Total Visteon Corporation shareholders’ equity	1,260	2,582	968	(3,550)	1,260
Non-controlling interests	—	—	690	—	690
Total shareholders’ equity	1,260	2,582	1,658	(3,550)	1,950
Total liabilities and shareholders’ equity	$3,038	$2,903	$4,515	$(5,248)	$5,208

VISTEON CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Successor - Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided from operating activities	$(163)	$(75)	$413	$—	$175
Investing activities
Capital expenditures	(4)	(12)	(242)	—	(258)
Dividends received from consolidated affiliates	109	173	—	(282)	—
Cash associated with deconsolidations	—	—	(52)	—	(52)
Acquisitions of joint venture interests	—	—	(29)	—	(29)
Proceeds from divestitures and asset sales	—	—	14	—	14
Other	—	—	(6)	—	(6)
Net cash used by investing activities	105	161	(315)	(282)	(331)
Financing activities
Cash restriction, net	58	—	(7)	—	51
Short term debt, net	—	—	17	—	17
Proceeds from issuance of debt, net of issuance costs	492	—	11	—	503
Principal payments on debt	(501)	—	(12)	—	(513)
Rights offering fees	(33)	—	—	—	(33)
Dividends paid to consolidated affiliates	—	(109)	(173)	282	—
Other	3	—	(31)	—	(28)
Net cash provided from (used by) financing activities	19	(109)	(195)	282	(3)
Effect of exchange rate changes on cash and equivalents	—	(3)	(20)	—	(23)
Net increase (decrease) in cash and equivalents	(39)	(26)	(117)	—	(182)
Cash and equivalents at beginning of period	153	81	671	—	905
Cash and equivalents at end of period	$114	$55	$554	$—	$723

	Successor - Three Months Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(Dollars in Millions)
Net cash provided from operating activities	$79	$21	$54	$—	$154
Investing activities
Capital expenditures	(2)	(2)	(88)	—	(92)
Dividends received from consolidated affiliates	—	8	—	(8)	—
Proceeds from divestitures and asset sales	—	—	16	—	16
Net cash (used by) provided from investing activities	(2)	6	(72)	(8)	(76)
Financing activities
Cash restriction, net	11	—	5	—	16
Short term debt, net	—	—	6	—	6
Principal payments on debt	(1)	—	(60)	—	(61)
Dividends paid to consolidated affiliates	—	—	(8)	8	—
Other	2	—	(3)	—	(1)
Net cash provided from (used by) financing activities	12	—	(60)	8	(40)
Effect of exchange rate changes on cash and equivalents	—	(1)	2	—	1
Net increase (decrease) in cash and equivalents	89	26	(76)	—	39
Cash and equivalents at beginning of period	64	55	747	—	866
Cash and equivalents at end of period	$153	$81	$671	$—	$905

	Predecessor - Nine Months Ended October 1, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net cash (used by) provided from operating activities	$(309)	$(99)	$428	$—	$20
Investing activities
Capital expenditures	(4)	(5)	(108)	—	(117)
Proceeds from divestitures and asset sales	11	1	33	—	45
Dividends received from consolidated affiliates	44	129	—	(173)	—
Acquisitions of joint venture interests	—	—	(3)	—	(3)
Net cash provided from (used by) investing activities	51	125	(78)	(173)	(75)
Financing activities
Cash restriction, net	12	—	31	—	43
Short term debt, net	—	—	(9)	—	(9)
Payment of DIP facility	(75)	—	—	—	(75)
Proceeds from issuance of debt, net of issuance costs	472	—	9	—	481
Proceeds from rights offering, net of issuance costs	1,190	—	—	—	1,190
Principal payments on debt	(1,628)	—	(23)	—	(1,651)
Dividends paid to consolidated affiliates	—	(44)	(129)	173	—
Other	(2)	—	(19)	—	(21)
Net cash used by financing activities	(31)	(44)	(140)	173	(42)
Effect of exchange rate changes on cash and equivalents	—	(3)	4	—	1
Net (decrease) increase in cash and equivalents	(289)	(21)	214	—	(96)
Cash and equivalents at beginning of period	353	76	533	—	962
Cash and equivalents at end of period	$64	$55	$747	$—	$866

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(Dollars in Millions)
Net cash (used by) provided from operating activities	$(223)	$(68)	$432	$—	$141
Investing activities
Capital expenditures	(11)	(7)	(133)	—	(151)
Proceeds from divestitures and asset sales	1	1	67	—	69
Acquisitions of joint venture interests	—	—	(30)	—	(30)
Dividends received from consolidated affiliates	—	103	—	(103)	—
Cash associated with deconsolidation	—	—	(11)	—	(11)
Net cash (used by) provided from investing activities	(10)	97	(107)	(103)	(123)
Financing activities
Cash restriction, net	(94)	—	(39)	—	(133)
Short term debt, net	—	—	(19)	—	(19)
Proceeds from DIP facility, net of issuance costs	71	—	—	—	71
Proceeds from issuance of debt, net of issuance costs	30	—	27	—	57
Principal payments on debt	(21)	—	(152)	—	(173)
Dividends paid to consolidated affiliates	—	—	(103)	103	—
Other	(47)	7	(22)	—	(62)
Net cash (used by) provided from financing activities	(61)	7	(308)	103	(259)
Effect of exchange rate changes on cash and equivalents	—	—	23	—	23
Net (decrease) increase in cash and equivalents	(294)	36	40	—	(218)
Cash and equivalents at beginning of period	647	40	493	—	1,180
Cash and equivalents at end of period	$353	$76	$533	$—	$962

Summary Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 25. Summary Quarterly Financial Data (Unaudited)

The following table presents summary quarterly financial data for continuing operations.

	Successor					Predecessor
	2011				2010	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in Millions, Except Per Share Amounts)
Net sales	$1,850	$2,046	$1,909	$1,727	$1,778	$1,778	$1,834	$1,632	$—
Gross margin	143	192	139	144	244	408	102	36	3
Income (loss) from continuing operations before income taxes	80	78	81	98	129	266	(125)	(101)	1,090
Income (loss) from continuing operations	52	44	56	58	105	240	(174)	(147)	1,063
Net income (loss) from continuing operations attributable to Visteon Corporation	$35	$26	$37	$38	$86	$225	$(198)	$(164)	$1,063

Per Share Data
Basic earnings (losses) from continuing operations attributable to Visteon Corporation	$0.69	$0.51	$0.72	$0.75	$1.71	$1.73	$(1.53)	$(1.27)
Diluted earnings (losses) from continuing operations attributable to Visteon Corporation	$0.67	$0.50	$0.71	$0.75	$1.66	$1.73	$(1.53)	$(1.27)

2010 Quarterly Financial Data

In connection with the implementation of the Plan on October 1, 2010, the Company recorded a pre-tax gain of approximately $1.1 billion for reorganization related items. This gain included $956 million related to the cancellation of certain pre-petition obligations in accordance with the terms of the Plan. Immediately prior to the Effective Date of the Plan, the Company had $3.1 billion of pre-petition obligations recorded as “Liabilities subject to compromise” that were addressed through the Company’s Plan. On the October 1, 2010 Chapter 11 emergence effective date, the Company became a new entity for financial reporting purposes and adopted fresh-start accounting. The Company recorded a gain of $106 million on the adoption of fresh-start accounting, including the amounts associated with the Company's discontinued operations, which requires, among other things, that all assets and liabilities be recorded at fair value. Therefore, the consolidated financial statements subsequent to the Effective Date will not be comparable to the consolidated financial statements prior to the Effective Date. Accordingly, the financial results for the three-month period ended December 31, 2010 and for the nine-month period ended October 1, 2010 are presented separately herein and are labeled and referred to as “Successor” and “Predecessor”, respectively.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
VISTEON CORPORATION AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Period	(Benefits)/ Charges to Income	Deductions(a)	Other(b)	Balance at End of Period (c)
	(Dollars in Millions)
Successor – Year Ended December 31, 2011:
Allowance for doubtful accounts	$—	$8	$—	$—	$8
Valuation allowance for deferred taxes	1,463	202	—	(8)	1,657
Successor – Three Months Ended December 31, 2010:
Allowance for doubtful accounts	$—	$(4)	$4	$—	$—
Valuation allowance for deferred taxes	1,485	(6)	—	(16)	1,463
Predecessor – Nine Months Ended October 1, 2010:
Allowance for doubtful accounts	$23	$3	$(2)	$(24)	$—
Valuation allowance for deferred taxes	2,238	(753)	—	—	1,485
Predecessor – Year Ended December 31, 2009:
Allowance for doubtful accounts	$37	$5	$(19)	$—	$23
Valuation allowance for deferred taxes	2,079	521	—	(362)	2,238
____________

(a)	Deductions represent uncollectible accounts charged off.

(b)	Valuation allowance for deferred taxes

Represents adjustments recorded through other comprehensive income, exchange and includes other adjustments in 2009 related to the Company's U.S. residual tax liability on assumed repatriation of foreign earnings, various tax return true-up adjustments and adjustments related to deferred tax attributes adjusted for uncertain tax positions carrying a full valuation allowance, all of which impact deferred taxes and the related valuation allowances. In 2009, other also includes the transfer of the remaining U.K. tax attributes carrying a full valuation allowance to the Administrators as a result of the UK Administration and related deconsolidation in the first quarter of 2009.

Allowance for doubtful accounts

Other represents the revaluation of accounts receivable to fair value upon the adoption of fresh-start accounting in connection with the emergence from bankruptcy on October 1, 2010.

(c) Information in the table includes amounts associated with the Company's discontinued operations.

Significant Accounting Policies Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition:  The Company records revenue when persuasive evidence of an arrangement exists, delivery occurs or services are rendered, the sales price or fee is fixed or determinable and collectibility is reasonably assured. The Company ships product and records revenue pursuant to commercial agreements with its customers generally in the form of an approved purchase order, including the effects of contractual customer price productivity. The Company does negotiate discrete price changes with its customers, which are generally the result of unique commercial issues between the Company and its customers. The Company records amounts associated with discrete price changes as a reduction to revenue when specific facts and circumstances indicate that a price reduction is probable and the amounts are reasonably estimable. The Company records amounts associated with discrete price changes as an increase to revenue upon execution of a legally enforceable contractual agreement and when collectibility is reasonably assured.

Services revenues are recognized as services are rendered and associated costs of providing such services are recorded as incurred. Services revenues and related costs included approximately $30 million in 2009 of contractual reimbursement from Ford under the Amended Reimbursement Agreement for costs associated with the separation of ACH leased employees no longer required to provide such services.

Foreign Currency, Policy [Policy Text Block]
Foreign Currency: Assets and liabilities of the Company’s non-U.S. businesses are translated into U.S. Dollars at end-of-period exchange rates and the related translation adjustments are reported in the consolidated balance sheets under the classification of Accumulated other comprehensive (loss) income. The effects of remeasuring assets and liabilities of the Company’s non-U.S. businesses that use the U.S. Dollar as their functional currency are included in the consolidated statements of operations as transaction gains and losses. Income and expense elements of the Company’s non-U.S. businesses are translated into U.S. Dollars at average-period exchange rates and are reflected in the consolidated statements of operations. Additionally, gains and losses resulting from transactions denominated in a currency other than the functional currency are included in the consolidated statements of operations as transaction gains and losses. Net transaction gains and losses decreased net income by $4 million in 2011. Net transaction gains and losses increased net income by less than $1 million in the three months ended December 31, 2010 and $12 million in the nine months ended October 1, 2010. Net transaction gains and losses decreased net income by $18 million in 2009.

Restructuring, Policy [Policy Text Block]
Restructuring: The Company defines restructuring expense to include costs directly associated with exit or disposal activities. Such costs include employee severance, special termination benefits, pension and other postretirement benefit plan curtailments and/or settlements, contract termination fees and penalties, and other exit or disposal costs. In general, the Company records employee-related exit and disposal costs when such costs are probable and estimable, with the exception of one-time termination benefits and employee retention costs, which are recorded when earned. Contract termination fees and penalties and other exit and disposal costs are generally recorded when incurred.

Environmental Costs, Policy [Policy Text Block]
Environmental Costs: Costs related to environmental assessments and remediation efforts at operating facilities, previously owned or operated facilities, and Superfund or other waste site locations are accrued when it is probable that a liability has been incurred and the amount of that liability can be reasonably estimated. Estimated costs are recorded at undiscounted amounts, based on experience and assessments and are regularly evaluated. The liabilities are recorded in other current liabilities and other non-current liabilities in the Company’s consolidated balance sheets.

Other Costs, Policy [Policy Text Block]
Other Costs: Advertising and sales promotion costs, repair and maintenance costs, research and development costs, and pre-production operating costs are expensed as incurred. Research and development expenses include salary and related employee benefits, contractor fees, information technology, occupancy, telecommunications and depreciation. Advertising costs were not material to the Company's consolidated statements of operations. Research and development costs were $326 million in 2011, $89 million in the three months ended December 31, 2010, $264 million in the nine months ended October 1, 2010, and $328 million in 2009. Shipping and handling costs are recorded in the Company’s consolidated statements of operations as “Cost of sales.”

Cash and Equivalents, Policy [Policy Text Block]
Cash and Equivalents:  The Company considers all highly liquid investments purchased with a maturity of three months or less, including short-term time deposits, commercial paper, repurchase agreements and money market funds to be cash equivalents.

Restricted Cash, Policy [Policy Text Block]
Restricted Cash: Restricted cash represents amounts designated for uses other than current operations and includes $11 million related to the Letter of Credit Reimbursement and Security Agreement, and $12 million related to cash collateral for other corporate purposes at December 31, 2011. Restricted cash decreased by $51 million during 2011 primarily due to the disbursement of previously escrowed funds to settle reorganization related professional fees.

Accounts Receivable and Allowance for Doubtful Accounts, Policy [Policy Text Block]
Accounts Receivable and Allowance for Doubtful Accounts: Accounts receivable are stated at historical value, which approximates fair value. The Company does not generally require collateral from its customers. Accounts receivable are reduced by an allowance for amounts that may be uncollectible in the future. This estimated allowance is determined by considering factors such as length of time accounts are past due, historical experience of write-offs and customer financial condition. If not reserved through specific examination procedures, the Company’s general policy for uncollectible accounts is to reserve based upon the aging categories of accounts receivable. Past due status is based upon the invoice date of the original amounts outstanding. Included in selling, general and administrative (“SG&A”) expenses are provisions for estimated uncollectible accounts receivable of $8 million, $3 million and $5 million for the year ended December 31, 2011, the nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively, and recoveries in excess of provisions for estimated uncollectible accounts receivable of $4 million for the three–month Successor period ended December 31, 2010. The allowance for doubtful accounts balance was $8 million and $23 million at December 31, 2011 and December 31, 2009, respectively. No reserve for doubtful accounts was recorded at December 31, 2010 primarily due to the adoption of fresh-start accounting on October 1, 2010 (see Note 4, “Fresh-Start Accounting” for additional details).

Inventories, Policy [Policy Text Block]
Inventories: Inventories are stated at the lower of cost, determined on a first-in, first-out (“FIFO”) basis, or market. Inventories are reduced by an allowance for excess and obsolete inventories based on management’s review of on-hand inventories compared to historical and estimated future sales and usage. Inventory reserves were $24 million and $6 million at as of December 31, 2011 and 2010, respectively. Inventory reserves increased during 2011 as inventory was recorded at fair value in connection with the adoption of fresh-start accounting on October 1, 2010 (see Note 4, “Fresh-Start Accounting” for additional details).

Product Tooling, Policy [Policy Text Block]
Product Tooling: Product tooling includes molds, dies and other tools used in production of a specific part or parts of the same basic design. It is generally required that non-reimbursable design and development costs for products to be sold under long-term supply arrangements be expensed as incurred and costs incurred for molds, dies and other tools that will be owned by the Company or its customers and used in producing the products under long-term supply arrangements be capitalized and amortized over the shorter of the expected useful life of the assets or the term of the supply arrangement. Contractually reimbursable design and development costs that would otherwise be expensed are recorded as an asset as incurred. Product tooling owned by the Company is capitalized as property and equipment, and amortized to cost of sales over its estimated economic life, generally not exceeding six years. The net book value of product tooling owned by the Company was $80 million and $84 million as of December 31, 2011 and 2010, respectively. The Company had receivables of $30 million and $26 million as of December 31, 2011 and 2010, respectively, related to production tools in progress, which will not be owned by the Company and for which there is a contractual agreement for reimbursement from the customer.

Property and Equipment, Policy [Policy Text Block]
Property and Equipment: Property and equipment are stated at cost or fair value for impaired assets. However, as a result of the adoption of fresh-start accounting property and equipment were re-measured and adjusted to estimated fair value as of October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Depreciation expense is computed principally by the straight-line method over estimated useful lives for financial reporting purposes and by accelerated methods for income tax purposes in certain jurisdictions. See Note 9, “Property and Equipment” for additional details.

Certain costs incurred in the acquisition or development of software for internal use are capitalized. Capitalized software costs are amortized using the straight-line method over estimated useful lives generally ranging from 3 to 8 years. The net book value of capitalized software costs was approximately $20 million and $15 million at December 31, 2011 and 2010, respectively. Related amortization expense was approximately $6 million, $2 million, $18 million, and $27 million for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively. Amortization expense of approximately $6 million, $5 million, $2 million and $1 million is expected for the annual periods ended December 31, 2012, 2013, 2014 and 2015, respectively.

Asset impairment charges are recorded when events and circumstances indicate that such assets may not be recoverable and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying amounts. If estimated future undiscounted cash flows are not sufficient to recover the carrying value of the assets, an impairment charge is recorded for the amount by which the carrying value of the assets exceeds fair value. The Company classifies assets and liabilities as held for sale when management approves and commits to a formal plan of sale, generally following board of director approval, and it is probable that the sale will be completed within one year. The carrying value of the assets and liabilities held for sale are recorded at the lower of carrying value or fair value less cost to sell, and the recording of depreciation is ceased. For impairment purposes, fair value is determined using appraisals, management estimates or discounted cash flow calculations.

Definite-lived Intangible Assets, Policy [Policy Text Block]
Definite-Lived Intangible Assets: In connection with the adoption of fresh-start accounting identifiable intangible assets were recorded at their estimated fair value as of October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Definite-lived intangible assets, primarily including developed technology and customer-related assets, are amortized on a straight-line basis over estimated useful lives. Definite-lived intangible assets must be assessed for impairment when events and circumstances indicate that such assets may not be recoverable and the undiscounted net cash flows estimated to be generated by those assets are less than their carrying amounts. Under such circumstances, an impairment charge is recorded for the amount by which the carrying value of the intangible asset exceeds its estimated fair value. See Note 11, “Intangible Assets” for additional details.

Indefinite-lived Intangible Assets, Policy [Policy Text Block]
Indefinite-Lived Intangible Assets: In connection with the adoption of fresh-start accounting identifiable intangible assets were recorded at their estimated fair value as of October 1, 2010 (see Note 4, “Fresh-Start Accounting”). Indefinite-lived intangible assets are not amortized, but are tested at least annually for impairment by reporting unit. Impairment testing is also required if an event or circumstance indicates that an impairment is more likely than not to have occurred. In testing for impairment the fair value of each reporting unit is compared to its carrying value. If the carrying value exceeds fair value an impairment loss is measured and recognized. See Note 11, “Intangible Assets” for additional details.

Debt Issuance Costs, Policy [Policy Text Block]
Debt Issuance Costs: The costs related to the issuance or modification of long-term debt are deferred and amortized into interest expense over the life of each respective debt issue. Deferred amounts associated with debt extinguished prior to maturity are expensed.

Pensions and Other Postretirement Employee Benefits, Policy [Policy Text Block]
Pensions and Other Postretirement Employee Benefits: Pensions and other postretirement employee benefit costs and related liabilities and assets are dependent upon assumptions used in calculating such amounts. These assumptions include discount rates, expected return on plan assets, health care cost trends, compensation and other factors. In accordance with GAAP, actual results that differ from the assumptions used are accumulated and amortized into expense over future periods.

Product Warranty and Recall, Policy [Policy Text Block]
Product Warranty: The Company accrues for warranty obligations for products sold based on management estimates, with support from its sales, engineering, quality and legal functions, of the amount that eventually will be required to settle such obligations. This accrual is based on several factors, including contractual arrangements, past experience, current claims, production changes, industry developments and various other considerations.

Product Recall: The Company accrues for product recall claims related to probable financial participation in customers’ actions to provide remedies related primarily to safety concerns as a result of actual or threatened regulatory or court actions or the Company’s determination of the potential for such actions. The Company accrues for recall claims for products sold based on management estimates, with support from the Company’s engineering, quality and legal functions. Amounts accrued are based upon management’s best estimate of the amount that will ultimately be required to settle such claims.

Income Taxes, Policy [Policy Text Block]
Income Taxes: Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred tax assets when it is more likely than not that such assets will not be realized. This assessment requires significant judgment, and must be done on a jurisdiction-by-jurisdiction basis. In determining the need for a valuation allowance, all available positive and negative evidence, including historical and projected financial performance, is considered along with any other pertinent information.

Financial Instruments, Policy [Policy Text Block]
Financial Instruments: The Company uses derivative financial instruments, including forward contracts, swaps and options, to manage exposures to changes in currency exchange rates and interest rates. All derivative financial instruments are classified as “held for purposes other than trading.” The Company’s policy specifically prohibits the use of derivatives for speculative purposes.

Fair Value Measurements, Policy [Policy Text Block]
Fair Value Measurements: The Company uses fair value measurements in the preparation of its financial statements, which utilize various inputs including those that can be readily observable, corroborated or are generally unobservable. The Company utilizes market-based data and valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Additionally, the Company applies assumptions that market participants would use in pricing an asset or liability, including assumptions about risk.

Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code (Tables)	12 Months Ended
Dec. 31, 2011
Voluntary Reorganization under Chapter 11 of the US Bankruptcy Code [Abstract]
Reorganization Items [Table Text Block]
Reorganization items, net included in the consolidated financial statements, including the amounts associated with the Company's discontinued operations, is comprised of the following:

	Nine Months Ended October 1	Year Ended December 31
	2010	2009
	(Dollars in Millions)
Gain on settlement of Liabilities subject to compromise	$(956)	$—
Professional fees and other direct costs, net	129	60
Gain on adoption of fresh-start accounting	(106)	—
	$(933)	$60

Cash payments for reorganization expenses	$111	$26

Fresh-Start Accounting Fresh-Start Accounting (Tables)	12 Months Ended
Dec. 31, 2011
Reorganizations [Abstract]
Post Petition Liabilities [Table Text Block]
The Company adopted fresh-start accounting as of the Effective Date, which represents the date that all material conditions precedent to the Plan were resolved, because holders of existing voting shares immediately before filing and confirmation of the plan received less than 50% of the voting shares of the emerging entity and because its reorganization value is less than post-petition liabilities and allowed claims, as shown below:

October 1, 2010
(Dollars in Millions)
Post-petition liabilities	$2,763
Liabilities subject to compromise	3,121
Total post-petition liabilities and allowed claims	5,884
Reorganization value of assets	(5,141)
Excess post-petition liabilities and allowed claims	$743

Components of Reorganization Value [Table Text Block]
A reconciliation of the reorganization value is provided in the table below.

Components of Reorganization Value
October 1, 2010
(Dollars in Millions)
Enterprise value	$2,390
Non-debt liabilities	2,751
Reorganization value	$5,141

Schedule of Fresh-Start Adjustments [Table Text Block]
Adjustments recorded to the predecessor entity to give effect to the Plan and to record assets and liabilities at fair value pursuant to the adoption of fresh-start accounting, including amounts associated with the Company's discontinued operations, are summarized below (dollars in millions):

	Predecessor	Reorganization		Fair Value		Successor
	10/1/2010	Adjustments (a)		Adjustments (b)		10/1/2010
Assets
Cash and equivalents	$918	$(52)	(c)	$—		$866
Restricted cash	195	(105)	(d)	—		90
Accounts receivable, net	1,086	(4)	(e)	—		1,082
Inventories, net	395	—		4	(q)	399
Other current assets	283	(11)	(f)	(14)	(r), (aa)	258
Total current assets	2,877	(172)		(10)		2,695
Property and equipment, net	1,812	—		(240)	(s)	1,572
Equity in net assets of non-consolidated affiliates	378	5	(g)	13	(t)	396
Intangible assets, net	6	—		361	(u)	367
Goodwill	—	—		38	(v)	38
Other non-current assets	74	13	(h)	(14)	(w), (aa)	73
Total assets	$5,147	$(154)		$148		$5,141

Liabilities and Stockholders’ (Deficit) Equity
Short-term debt, including current portion of long-term debt	$128	$5	(k)	$—		$133
Accounts payable	1,043	—		—		1,043
Accrued employee liabilities	196	19	(i)	3	(x)	218
Other current liabilities	326	95	(j)	(58)	(y)	363
Total current liabilities	1,693	119		(55)		1,757
Long-term debt	12	473	(k)	—		485
Employee benefits	632	154	(l)	(63)	(x)	723
Deferred income taxes	175	(5)	(m)	27	(aa)	197
Other non-current liabilities	251	(5)	(n)	(39)	(y), (aa)	207
Liabilities subject to compromise	3,121	(3,121)	(o)	—		—
Common stock — Successor	—	1	(p)	—		1
Stock warrants — Successor	—	41	(p)	—		41
Common stock — Predecessor	131	(131)	(p)	—		—
Stock warrants — Predecessor	127	(127)	(p)	—		—
Additional paid-in capital	3,407	(2,175)	(p)	(169)	(p)	1,063
Accumulated deficit	(4,684)	4,619	(p)	65	(p)	—
Accumulated other comprehensive loss	(74)	—		74	(p)	—
Treasury stock	(3)	3	(p)	—		—
Total Visteon shareholders’ (deficit) equity	(1,096)	2,231		(30)		1,105
Non-controlling interests	359	—		308	(z)	667
Total shareholders’ (deficit) equity	(737)	2,231		278		1,772
Total liabilities and shareholders’ (deficit) equity	$5,147	$(154)		$148		$5,141

Explanatory Notes

a.
Records adjustments necessary to give effect to the Plan, including the receipt of cash proceeds associated with the Rights Offering and Exit Facility, settlement of liabilities subject to compromise, elimination of Predecessor equity and other transactions as contemplated under the Plan. These adjustments resulted in a pre-tax gain on the settlement of liabilities subject to compromise of $956 million in the nine-month Predecessor period ended October 1, 2010 (see explanatory note o., as follows). The Company recorded a $5 million income tax benefit attributable to cancellation of inter-company indebtedness with foreign affiliates pursuant to the Plan.

b.
Records adjustments necessary to reflect assets and liabilities at fair value and to eliminate Accumulated deficit and Accumulated other comprehensive income/(loss). These adjustments resulted in a pre-tax gain of $106 million in the nine-month Predecessor period ended October 1, 2010. Adjustments to record assets and liabilities at fair value on the Effective Date are as follows (dollars in millions):

Inventory	$4
Property and equipment	(240)
Equity in net assets of non-consolidated affiliates	13
Intangible assets	361
Goodwill	38
Other assets	(14)
Employee benefits	60
Other liabilities	97
Non-controlling interests	(308)
Elimination of Predecessor accumulated other comprehensive loss and other equity	95
Pre-tax gain on fair value adjustments	$106
Net tax expense related to fresh-start adjustments	(41)
Net income on fresh-start adjustments	$65

c.	This adjustment reflects the net use of cash on the Effective Date and in accordance with the Plan (dollars in millions):

Rights offering proceeds	$1,250
Exit financing proceeds, net	482
Net release of restricted cash	105
Total sources	1,837
Seven year secured term loan and interest	1,660
ABL and letters of credit	128
Rights offering fees	49
Payment of administrative and professional claims	23
Debt issue fees	10
Claim settlements and other	19
Total uses	1,889
Net decrease in cash	$(52)

d.
The decrease in restricted cash reflects the release of $173 million of cash that was restricted under various orders of the Bankruptcy Court, partially offset by the establishment of a professional fee escrow account of $68 million.

e.	This adjustment reflects the settlement of a receivable in connection with the Release Agreement.

f.	This adjustment relates to the Rights Offering commitment premium deposit paid in July 2010.

g.	This adjustment records additional equity in net income of non-consolidated affiliates related to the nine-month Predecessor period ended October 1, 2010.

h.	This adjustment records $13 million of estimated debt issuance costs capitalized in connection with the exit financing facility.

i.	This adjustment reflects the reinstatement of OPEB and non-qualified pension obligations expected to be paid within 12 months.

j.
This adjustment reflects the establishment of a liability for the payment of $122 million of allowed general unsecured and other claims in accordance with the Plan partially offset by $23 million of accrued reorganization items that were paid on the Effective Date and $4 million for amounts settled in connection with the Release Agreement.

k.	This adjustment reflects the new $500 million secured term loan, net of $10 million original issuance discount and $12 million of fees paid to the lenders.

l.
This adjustment represents the reinstatement of $154 million of other postretirement employee benefit (“OPEB”) and non-qualified pension obligations from Liabilities subject to compromise in accordance with the terms of the Plan.

m.	This adjustment reflects the deferred tax impact of certain intercompany liabilities subject to compromise that were cancelled in accordance with the Plan.

n.	This adjustment eliminates incentive compensation accruals for terminated Predecessor compensation plans.

o.	This adjustment reflects the settlement of liabilities subject to compromise (“LSC”) in accordance with the Plan, as shown below (dollars in millions):

	LSC September 30, 2010	Settlement per Fifth Amended Plan	Gain on Settlement of LSC
Debt	$2,490	$1,717	$773
Employee liabilities	324	218	106
Interest payable	183	160	23
Other claims	124	70	54
	$3,121	$2,165	$956
Income tax benefit			5
After-tax gain on settlement of LSC			$961

p.	The cancellation of Predecessor Visteon common stock in accordance with the Plan and elimination of corresponding shareholders’ deficit balances, are shown below (dollars in millions):

	Predecessor Shareholders’ Deficit September 30, 2010	Reorganization Adjustments	Fresh-Start Adjustments	Successor Shareholders’ Equity October 1, 2010
Common stock
Predecessor	$131	$(131)	$—	$—
Successor	—	1	—	1
Stock warrants
Predecessor	127	(127)	—	—
Successor	—	41	—	41
Additional paid-in capital
Predecessor	3,407	(3,407)	—	—
Successor	—	1,232	(169)	1,063
Accumulated deficit	(4,684)	4,619	65	—
Accumulated other comprehensive loss	(74)	—	74	—
Treasury stock	(3)	3	—	—
Visteon Shareholders’ (deficit) equity	$(1,096)	$2,231	$(30)	$1,105

This adjustment also reflects the issuance of Successor common stock.
A reconciliation of the reorganization value of assets to the Successor’s common stock is shown below (dollars in millions, except per share amounts):

Reorganization value of assets	$5,141
Less: fair value of debt	(618)
Less: fair value of non-controlling interests	(667)
Less: fair value of liabilities (excluding debt)	(2,751)
Successor common stock and warrants	$1,105
Less: fair value of warrants	(41)
Successor common stock	$1,064

Shares outstanding at October 1, 2010	48,642,520
Per share value	$21.87

The per-share value of $21.87 was utilized to determine the value of shares issued for settlement of allowed claims.

q.
Inventory was recorded at fair value and was estimated to exceed book value by approximately $26 million. Raw materials were valued at current replacement cost. Work-in-process was valued at estimated finished goods selling price less estimated disposal costs, completion costs and a reasonable profit allowance for selling effort. Finished goods were valued at estimated selling price less estimated disposal costs and a reasonable profit allowance for selling effort. Additionally, fresh-start accounting adjustments for supply and spare parts inventory items of $22 million were a partial offset.

r.
The adjustment to other current assets includes a $7 million prepaid insurance balance and $2 million of other deferred fee amounts with no future benefit to the Successor. Additionally, this adjustment includes a $5 million decrease in deferred tax assets associated with fair value adjustments (see explanatory note aa for additional details related to deferred tax adjustments).

s.
The Company estimates that the book value of property and equipment exceeds the fair value by $240 million after giving consideration to the highest and best use of the assets. Fair value estimates were based on a combination of the cost or market approach, as appropriate. Fair value under the market approach was based on recent sale transactions for similar assets, while fair value under the cost approach was based on the amount required to construct or purchase an asset of equal utility, considering physical deterioration, functional obsolescence and economic obsolescence.

t.
Investments in non-consolidated affiliates were recorded at fair value primarily based on an income approach utilizing the dividend discount model. Significant assumptions included estimated future dividends for each applicable non-consolidated affiliate and discount rates.

u.
Identifiable intangible assets are primarily comprised of developed technology, customer-related intangibles and trade names. Fair value estimates of intangible assets were based on income approaches utilizing projected financial information consistent with the Fourth Amended Disclosure Statement, as described below:

•
Developed technology and trade name intangible assets were valued using the relief from royalty method, which estimates the value of an intangible asset to be equal to the present value of future royalties that would be paid for the right to use the asset if it were not owned. Significant assumptions included estimated future revenues for each technology category and trade name, royalty rates, tax rates and discount rates.

•
Customer related intangible assets were valued using the multi-period excess earnings method, which estimates the value of an intangible asset to be equal to the present value of future earnings attributable to the asset group after recognition of required returns to other contributory assets. Significant assumptions included estimated future revenues for existing customers, retention rates based on historical experience, tax rates, discount rates, and contributory asset charges including employee intangibles.

v.
Reorganization value in excess of the fair value allocated to identifiable tangible and intangible assets was recorded as goodwill. In adjusting the balance sheet accounts to fair value, the Company estimated excess reorganization value of approximately $38 million, which has been reflected as goodwill and was determined as follows (dollars in millions):

Enterprise value	$2,390
Add: Estimated fair value of non-debt liabilities	2,751
Reorganization value	5,141
Less: Estimated fair value of assets	5,103
Reorganization value in excess of fair value of assets	$38

w.
Adjustments to other non-current assets included a decrease of $10 million related to deferred tax assets associated with fair value adjustments and a decrease of $4 million related to discounting of amounts due in future periods (see explanatory note aa for additional details related to deferred tax adjustments).

x.
The adjustments to accrued employee liabilities and employee benefits are related to the remeasurement of pension and OPEB obligations at the Effective Date, based on certain assumptions including discount rates.

y.
The adjustments to other current and other non-current liabilities include decreases of $51 million and $31 million, respectively, to eliminate deferred revenue, which was initially recorded in connection with payments received from customers under various support and accommodation agreements. The decrease in other current liabilities also includes $5 million for discounting of future obligations, while the decrease in non-current liabilities also includes $8 million for non-income tax liabilities and $5 million for tax liabilities, partially offset by $6 million related to leasehold intangibles (see explanatory note aa for additional details related to deferred tax adjustments).

z.
Non-controlling interests are recorded at fair value based on publicly available market values, where possible, and based on other customary valuation methodologies where publicly available market values are not possible, including comparable company and discounted cash flow models. The Company estimates that the fair value of non-controlling interests exceeds book value by $308 million.

aa.
Deferred tax impacts associated with fresh-start adjustments result from changes in the book values of tangible and intangible assets while the tax basis in such assets remains unchanged. The Company anticipates that a full valuation allowance will be maintained in the U.S.; accordingly this adjustment relates to the portion of fresh-start adjustments applicable to certain non-U.S. jurisdictions where the Company is subject to and pays income taxes. Additionally, the amount of non-U.S. accumulated earnings considered permanently reinvested was modified in connection with the adoption of fresh-start accounting, resulting in a decrease in deferred tax liabilities associated with foreign withholding taxes of approximately $30 million. Deferred tax adjustments include the following (dollars in millions):

Balance Sheet Account Classification:
Other current assets	$2
Other non-current assets	10
Deferred income taxes	27
Net increase in deferred tax liabilities	39
Other balance sheet adjustments	2
Net tax expense related to fresh-start adjustments	$41

Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Sales	$515	$109	$335	$357
Cost of sales	490	109	319	378
Gross margin	25	—	16	(21)
Selling, general and administrative expenses	11	3	8	10
Asset impairments	66	—	—	(1)
Restructuring expenses	—	1	6	4
Other expense (income), net	2	—	(1)	—
Reorganization expenses, net	—	—	5	—
Operating loss	(54)	(4)	(2)	(34)
Interest expense	2	1	1	—
Equity in net income of non-consolidated Affiliates	—	—	—	(1)
Loss before income taxes	(56)	(5)	(3)	(35)
(Benefit) provision for income taxes	—	(5)	(17)	8
Net (loss) income from discontinued operations attributable to Visteon Corporation	$(56)	$—	$14	$(43)

Asset Impairments and Restructuring Asset Impairments and Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following is a summary of the Company’s consolidated restructuring reserves and related activity. Substantially all of the Company’s restructuring expenses are related to employee severance and termination benefit costs. Information in the table below includes amounts associated with the Company's discontinued operations.

	Interiors	Climate	Electronics	Central	Total
	(Dollars in Millions)
Predecessor – December 31, 2008	$49	$3	$4	$8	$64
Expenses	22	5	13	44	84
Utilization	(50)	(8)	(4)	(47)	(109)
Predecessor – December 31, 2009	$21	$—	$13	$5	$39
Expenses	6	1	2	11	20
Exchange	(1)	—	—	—	(1)
Utilization	(9)	(1)	(13)	(14)	(37)
Predecessor – October 1, 2010	$17	$—	$2	$2	$21
Expenses	24	2	1	1	28
Exchange	(1)	—	—	—	(1)
Utilization	(3)	—	—	(2)	(5)
Successor – December 31, 2010	$37	$2	$3	$1	$43
Expenses	7	3	24	—	34
Reversals	(7)	(1)	(2)	—	(10)
Exchange	2	—	(2)	—	—
Utilization	(33)	(3)	(4)	(1)	(41)
Successor – December 31, 2011	$6	$1	$19	$—	$26

Inventories Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following components:

	December 31
	2011	2010
	(Dollars in Millions)
Raw materials	$167	$120
Work-in-process	174	174
Finished products	64	76
	405	370
Valuation reserves	(24)	(6)
	$381	$364

Other Assets Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Schedule Of Other Current Assets [Table Text Block]
Other current assets are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Recoverable taxes	$99	$80
Pledged accounts receivable	82	90
Deposits	40	35
Deferred tax assets	30	33
Prepaid assets	17	16
Other	36	13
	$304	$267

Schedule of Other Assets, Noncurrent [Table Text Block]	Other non-current assets are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Deferred tax assets	$18	$13
Income tax receivable	11	14
Deposits	7	24
Other	30	38
	$66	$89

Property and Equipment Property and Equipment Table (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization [Table Text Block]
Depreciation and amortization expenses are summarized as follows:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Depreciation	$254	$55	$191	$326
Amortization	17	7	16	26
	$271	$62	$207	$352

Property and Equipment [Table Text Block]
Property and equipment, net consists of the following:

	December 31
	2011	2010
	(Dollars in Millions)
Land	$184	$207
Buildings and improvements	311	312
Machinery, equipment and other	985	935
Construction in progress	106	93
Total property and equipment	1,586	1,547
Accumulated depreciation	(254)	(55)
	1,332	1,492
Product tooling, net of amortization	80	84
Property and equipment, net	$1,412	$1,576

Non-Consolidated Affiliates Non-Consolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Summarized Balance Sheet of Non-consolidated Affiliates [Table Text Block]
Summarized balance sheet data as of December 31 is as follows:

	Yanfeng		All Others
	2011	2010	2011	2010
	(Dollars in Millions)
Current assets	$1,282	$1,066	$652	$319
Other assets	637	502	290	195
Total assets	$1,919	$1,568	$942	$514

Current liabilities	$995	$884	$574	$287
Other liabilities	15	19	24	16
Shareholders’ equity	909	665	344	211
Total liabilities and shareholders’ equity	$1,919	$1,568	$942	$514

Summarized Income Statement Information of Non-consolidated Affiliates [Table Text Block]
Summarized statement of operations data for the years ended December 31 is as follows:

	Net Sales			Gross Margin			Net Income
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(Dollars in Millions)
Yanfeng	$3,014	$2,573	$1,452	$473	$398	$217	$246	$218	$118
All other	1,681	893	711	176	142	109	90	71	42
	$4,695	$3,466	$2,163	$649	$540	$326	$336	$289	$160

Intangible Assets Schedule of Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Intangible assets at December 31, 2011 and 2010 are as follows:

	December 31
	2011			2010
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Useful Life (years)
	(Dollars in Millions)
Definite-lived intangible assets
Developed technology	$204	$32	$172	$214	$7	$207	8
Customer related	119	16	103	121	3	118	9
Other	20	3	17	15	1	14	33
	$343	$51	$292	$350	$11	$339

Goodwill and indefinite-lived intangible assets
Goodwill			$36			$38
Trade names			25			25
			$61			$63

Other Liabilities Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Schedule Of Accrued Liabilities [Table Text Block]
Other current liabilities are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Product warranty and recall reserves	$42	$44
Non-income taxes payable	41	41
Income taxes payable	29	38
Restructuring reserves	26	43
Payables to related parties	24	8
Deferred income	21	6
Foreign currency hedges	16	—
Accrued reorganization items	9	97
Accrued interest payable	7	11
Other accrued liabilities	52	77
	$267	$365

Schedule Of Other Non-current Liabilities [Table Text Block]

	December 31
	2011	2010
	(Dollars in Millions)
Income tax reserves	$97	$96
Deferred income	42	20
Non-income taxes payable	41	43
Product warranty and recall reserves	24	31
Other accrued liabilities	21	27
	$225	$217

Debt Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

		Weighted Average Interest Rate		Carrying Value
	Maturity	2011	2010	2011	2010
				(Dollars in Millions)
Short-term debt
Current portion of long-term debt		5.3%	6.1%	$1	$7
Other – short-term		4.1%	3.4%	86	71
Total short-term debt				87	78
Long-term debt
6.75% senior notes due April 15, 2019	2019	6.75%	—%	494	—
Term loan	2017	—%	8.0%	—	472
Other	2013-2017	10.2%	11.2%	18	11
Total long-term debt				512	483
Total debt				$599	$561

Employee Retirement Benefits Tables (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule of OPEB Terminations and Reinstatements [Table Text Block]

	Successor	Predecessor
	Three Months Ended December 31	Nine Months Ended October 1	Twelve Months Ended December 31
	2010	2010	2009
	(Dollars in Millions)
Connersville/Bedford
Termination	$(1)	$(206)	$(42)
Reinstatement	—	150	—
North Penn
Termination	(56)	(125)	—
Reinstatement	—	62	—
Salaried/Other
Termination	(89)	(1)	(153)
Reinstatement	—	94	—
Net reduction to postretirement expense	$(146)	$(26)	$(195)

Schedule of Changes in Retirement Benefit Obligations [Table Text Block]
The Company’s obligation for retirement benefits is as follows:

	Retirement Plans						Health Care and Life
	U.S. Plans			Non-U.S. Plans			Insurance Benefits
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Three Months Ended	Nine Months Ended
	December 31		October 1	December 31		October 1	December 31		October 1
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Change in Benefit Obligation
Benefit obligation — beginning	$1,360	$1,407	$1,301	$445	$486	$435	$17	$171	$66
Service cost	5	2	7	6	2	4	—	—	—
Interest cost	73	18	56	28	6	19	—	—	3
Participant contributions	—	—	—	1	—	—	—	—	—
Reinstatement of liability	—	—	—	—	—	—	—	—	305
Amendments/other	—	—	(21)	—	—	1	(2)	(145)	(187)
Actuarial loss/(gain)	141	(44)	136	3	(39)	49	—	(1)	(4)
Special termination benefits	3	—	3	—	—	—	—	—	—
Curtailments, net	(26)	—	(22)	—	—	(1)	—	—	—
Settlements	—	—	(2)	(1)	—	—	—	—	—
Foreign exchange translation	—	—	—	(15)	(6)	(10)	—	—	—
Transfers In	—	—	—	17	—	—	—	—	—
Benefits paid	(76)	(23)	(51)	(18)	(4)	(11)	(5)	(8)	(12)
Benefit obligation — ending	$1,480	$1,360	$1,407	$466	$445	$486	$10	$17	$171
Change in Plan Assets
Plan assets — beginning	$996	$1,035	$913	$337	$330	$315	$—	$—	$—
Actual return on plan assets	172	(14)	174	20	8	23	—	—	—
Sponsor contributions	63	—	1	19	6	11	5	8	12
Participant contributions	—	—	—	1	—	—	—	—	—
Foreign exchange translation	—	—	—	(14)	(3)	(8)	—	—	—
Settlements	—	—	—	(1)	—	—	—	—	—
Transfers In	—	—	—	4	—	—	—	—	—
Benefits paid/other	(80)	(25)	(53)	(18)	(4)	(11)	(5)	(8)	(12)
Plan assets — ending	$1,151	$996	$1,035	$348	$337	$330	$—	$—	$—
Funded status at end of period	$(329)	$(364)	$(372)	$(118)	$(108)	$(156)	$(10)	$(17)	$(171)

Balance Sheet Classification
Other non-current assets	$—	$—	$—	$4	$6	$5	$—	$—	$—
Accrued employee liabilities	(3)	(2)	(2)	(3)	(3)	(3)	(2)	(3)	(31)
Employee benefits	(326)	(362)	(370)	(119)	(111)	(158)	(8)	(8)	(140)
Other current liabilities	—	—	—	—	—	—	—	(6)	—
Accumulated other comprehensive (loss) income:
Actuarial loss/(gain)	15	(9)	—	(40)	(42)	—	—	—	—
	$15	$(9)	$—	$(40)	$(42)	$—	$—	$—	$—

Schedule of Assumptions Used [Table Text Block]
Assumptions used by the Company in determining its benefit obligations as of December 31, 2011, December 31, 2010, and October 1, 2010 are summarized in the following table.

	Retirement Plans						Health Care and Life Insurance Benefits
	U.S. Plans			Non-U.S. Plans
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Weighted Average Assumptions
Discount rate	4.85%	5.55%	5.30%	5.85%	5.95%	5.40%	4.10%	5.00%	4.65%
Expected rate of return on assets	7.00%	7.50%	7.70%	5.05%	5.40%	5.55%	N/A	N/A	N/A
Rate of increase in compensation	N/A	3.50%	3.50%	3.45%	3.55%	3.45%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	8.00%	8.50%	8.00%
Ultimate health care cost trend rate	N/A	N/A	N/A	N/A	N/A	N/A	5.00%	5.00%	5.10%
Year ultimate health care cost trend rate reached	N/A	N/A	N/A	N/A	N/A	N/A	2018	2017	2015

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Components of the net change in Accumulated other comprehensive (loss) income related to the Company’s retirement, health care and life insurance benefit plans on the Company’s consolidated statements of shareholders’ equity for the year ended December 31, 2011, the three months ended December 31, 2010, and the nine months ended October 1, 2010 are as follows:

	Retirement Plans						Health Care and Life Insurance Benefits
	U.S. Plans			Non-U.S. Plans
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
	(Dollars in Millions)
Actuarial loss (gain)	$23	$(9)	$(5)	$2	$(42)	$41	$—	$(1)	$(4)
Prior service (credit)/cost	—	—	(21)	—	—	1	—	(150)	(187)
Fresh-start adjustments	—	—	(138)	—	—	(107)	—	—	128
Reclassification to net income	1	—	14	—	—	(1)	—	151	332
	$24	$(9)	$(150)	$2	$(42)	$(66)	$—	$—	$269

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid by the Company plans:

	Pension Benefits		Retirement Health and Life Payments
	U.S.	Non-U.S.
	(Dollars in Millions)
2012	$72	$15	$2
2013	69	17	—
2014	69	17	—
2015	68	18	—
2016	68	19	—
Years 2017 — 2021	354	116	1

Schedule of Allocation of Plan Assets [Table Text Block]
The Company’s retirement plan asset allocation at December 31, 2011 and 2010 and target allocation for 2012 are as follows:

	Target Allocation		Percentage of Plan Assets
	U.S.	Non-U.S.	U.S.		Non-U.S.
	2012	2012	2011	2010	2011	2010
Equity securities	40%	9%	38%	41%	9%	14%
Fixed income	30%	83%	22%	24%	83%	78%
Alternative strategies	30%	5%	34%	33%	5%	5%
Cash	—%	3%	6%	2%	3%	3%
	100%	100%	100%	100%	100%	100%

Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Retirement Plan expenses [Table Text Block]
The Company’s expense for retirement benefits is as follows:

	Retirement Plans
	U.S Plans				Non-U.S Plans
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
	(Dollars in Millions, Except Percentages)
Costs Recognized in Income
Service cost	$5	$2	$7	$13	$6	$2	$4	$7
Interest cost	73	18	56	74	28	6	19	31
Expected return on plan assets	(75)	(19)	(55)	(79)	(18)	(5)	(14)	(26)
Amortization of:
Plan amendments	—	—	(2)	(2)	—	—	1	2
Losses and other	—	—	2	1	—	—	—	—
Special termination benefits	3	—	1	6	—	—	—	—
Curtailments	(1)	—	(14)	(2)	—	—	—	5
Visteon sponsored plan net pension expense/(income)	5	1	(5)	11	16	3	10	19
Expense for certain salaried employees whose pensions are partially covered by Ford	—	—	1	10	—	—	—	—
Employee retirement benefit expense/(income) excluding restructuring	$5	$1	$(4)	$21	$16	$3	$10	$19
Retirement benefit related restructuring expenses
Special termination benefits	$—	$—	$2	$12	$—	$—	$—	$9
Other	—	—	—	7	—	—	—	—
Total employee retirement benefit related restructuring expenses	$—	$—	$2	$19	$—	$—	$—	$9
Fresh-start accounting adjustments	$—	$—	$(138)	$—	$—	$—	$(107)	$—
Weighted Average Assumptions Used for Expenses
Discount rate for expense	5.50%	5.30%	5.90%	6.35%	5.95%	5.40%	6.10%	6.05%
Rate of increase in compensation	3.50%	3.50%	3.50%	3.25%	3.55%	3.40%	3.50%	3.15%
Assumed long-term rate of return on assets	7.50%	7.70%	7.70%	8.10%	5.40%	5.60%	6.00%	6.70%

United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Retirement Plan expenses [Table Text Block]

	Health Care and Life Insurance Benefits
	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31
	2011	2010	2010	2009

Costs Recognized in Income
Service cost	$—	$—	$—	$1
Interest cost	—	—	3	18
Plan termination income	(2)	(146)	—	—
Reinstatement of benefits	—	—	306	—
Amortization of:
Plan amendments	—	—	(374)	(75)
Losses and other	—	—	43	18
Curtailments	—	—	—	(161)
Settlements	—	—	(1)	—
Visteon sponsored plan net postretirement (income)	(2)	(146)	(23)	(199)
(Income) for certain salaried employees whose benefits are covered by Ford	—	—	(15)	(8)
Employee postretirement (income)	$(2)	$(146)	$(38)	$(207)
Fresh-start accounting adjustments	$—	$—	$128	$—
Weighted Average Assumptions Used for Expense
Discount rate for expense	5.00%	4.65%	5.65%	6.05%
Initial health care cost trend rate	8.50%	8.00%	9.00%	8.33%
Ultimate health care cost trend rate	5.00%	5.10%	5.00%	5.00%
Year ultimate health care cost trend rate reached	2017	2015	2017	2014

Stock-Based Compensation Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of activity, including award grants, vesting and forfeitures is provided below.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at October 1, 2010	—	—	$—
Granted	1,246	421	$57.93
Vested	(211)	(64)	$57.93
Forfeited	—	—	$—
Non-vested at December 31, 2010	1,035	357	$57.93
Granted	—	1	$49.83
Vested	(345)	(93)	$57.93
Forfeited	(34)	(8)	$57.93
Non-vested at December 31, 2011	656	257	$57.92
A summary of activity, including award grants, vesting and forfeitures is provided below for RSAs and RSUs.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at December 31, 2008	1,180	4,146	$4.60
Granted	—	—	$—
Vested	(42)	(1,678)	$6.08
Forfeited	(204)	(357)	$4.49
Non-vested at December 31, 2009	934	2,111	$3.80
Vested	(15)	(5)	$7.05
Forfeited or cancelled	(919)	(2,106)	$3.39
Non-vested at October 1, 2010	—	—	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Stock Options	SARs

Expected term (in years)	6	6
Expected volatility	46.37%	50.30%
Risk-free interest rate	2.59%	0.98%
Expected dividend yield	—%	—%

Successor [Member]
Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
A summary of activity, including award grants, vesting and forfeitures is provided below.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2010	—	$—	—	$—
Granted	482	$72.60	94	$74.08
Exercised	—	$—	—	$—
Forfeited or expired	(92)	$74.08	(10)	$74.08
Outstanding at December 31, 2011	390	$72.26	84	$74.08

	Stock Options and SARs Outstanding
	Number Outstanding	Weighted Average Remaining Life	Weighted Average Exercise Price
	(In Thousands)	(In Years)
$45.01 - $55.00	15	9.81	$48.85
$55.01 - $65.00	24	9.45	$60.97
$65.01 - $75.08	435	9.25	$74.08
	474

Predecessor [Member]
Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
A summary of activity, including award grants, exercises and forfeitures is provided below for stock options and SARs.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2008	11,999	$10.70	12,897	$6.07
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Forfeited or expired	(1,493)	$10.64	(2,355)	$8.27
Outstanding at December 31, 2009	10,506	$10.70	10,542	$5.60
Forfeited, expired or cancelled	(10,506)	$10.70	(10,542)	$5.60
Outstanding at October 1, 2010	—	$—	—	$—

Other (Income) Expense, Net Other (Income) Expense, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Schedule of Other (Income) Expense, Net [Table Text Block]
Other (income) expense, net consists of the following:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
UK Administration recovery	$(18)	$—	$—	$—
Transformation costs	7	—	—	—
Reorganization-related costs, net	8	14	—	—
(Gain) loss on sale of assets	(2)	(1)	22	—
Gain on sale-leaseback	—	—	—	(20)
	$(5)	$13	$22	$(20)

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of the Provision for Income Tax (Benefit) [Table Text Block]
Details of the Company's income tax provision, including amounts associated with the Company's discontinued operations of $5 million, $17 million, and $8 million for the three-month Successor period ended December 31, 2010, nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009, respectively, are provided in the table below:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
U.S	$(141)	$21	$425	$(1,250)
Non-U.S	254	62	597	1,434
Total income before income taxes	$113	$83	$1,022	$184

Current tax provision
U.S. federal	$1	$1	$5	$4
Non-U.S	126	28	80	90
U.S. state and local	1	(1)	3	1
Total current	128	28	88	95
Deferred tax provision (benefit)
U.S. federal	1	(1)	2	5
Non-U.S	(2)	(8)	42	(16)
U.S. state and local	—	—	(1)	(4)
Total deferred	(1)	(9)	43	(15)
Total provision for income taxes	$127	$19	$131	$80

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A summary of the differences between the provision for income taxes (including amounts associated with the Company's discontinued operations) calculated at the U.S. statutory tax rate of 35% and the consolidated provision for income taxes is shown below:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
Income before income taxes, excluding equity in net income of non-consolidated affiliates, multiplied by the U.S. statutory rate of 35%	$40	$29	$358	$64
Effect of:
Impact of foreign operations, including withholding taxes	52	(4)	(4)	(3)
State and local income taxes	4	(1)	1	(22)
Tax reserve adjustments	22	1	(1)	(52)
Impact of U.K. Administration	—	—	—	(444)
Change in valuation allowance	202	(6)	(753)	521
Fresh-start accounting adjustments and reorganization items, net	(215)	—	553	22
Impact of tax law change	18	—	—	10
Liquidation of consolidated foreign affiliate	—	—	—	(17)
Other	4	—	(23)	1
Provision for income taxes	$127	$19	$131	$80

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred income tax assets and liabilities are as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Deferred tax assets
Employee benefit plans	$134	$139
Capitalized expenditures for tax reporting	111	135
Net operating losses and carryforwards	1,174	1,097
All other	253	279
Subtotal	1,672	1,650
Valuation allowance	(1,657)	(1,463)
Total deferred tax assets	$15	$187

Deferred tax liabilities
Depreciation and amortization	$1	$74
All other	153	257
Total deferred tax liabilities	154	331
Net deferred tax liabilities	$139	$144

Summary of Unrecognized Tax Benefits [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits (including amounts related to the discontinued operations) is as follows:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1
	2011	2010	2010
	(Dollars in Millions)
Beginning balance	$131	$126	$190
Tax positions related to current period
Additions	17	7	13
Tax positions related to prior periods
Additions	3	3	2
Reductions	(21)	(1)	(58)
Settlements with tax authorities	(1)	(1)	—
Lapses in statute of limitations	(1)	(2)	(18)
Effect of exchange rate changes	(5)	(1)	(3)
Ending balance	$123	$131	$126

Shareholders' Equity and Noncontrolling Interests Shareholders' Equity and Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The Accumulated other comprehensive (loss) income (“AOCI”) category of Shareholders’ equity, net of tax, includes:

	December 31
	2011	2010
	(Dollars in Millions)
Foreign currency translation adjustments	$(41)	$1
Pension and other postretirement benefit adjustments	25	51
Unrealized hedging losses and other	(9)	(2)
Total accumulated other comprehensive (loss) income	$(25)	$50

Schedule of Non-controlling Interests [Table Text Block]

Non-controlling interests in the Visteon Corporation economic entity are as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Halla Climate Control Corporation	$660	$633
Duckyang Industry Co. Ltd	—	28
Visteon Interiors Korea Ltd	20	19
Other	10	10
Total noncontrolling interests	$690	$690

Earnings Per Share Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions, Except Per Share Amounts)
Numerator:
Income from continuing operations	$136	$86	$926	$171
Loss (income) from discontinued operations	(56)	—	14	(43)
Net income attributable to Visteon Corporation	$80	$86	$940	$128
Denominator:
Average common stock outstanding	51.2	50.2	130.3	130.4
Dilutive effect of warrants	0.8	1.5	—	—
Diluted shares	52.0	51.7	130.3	130.4
Basic and Diluted Per Share Data:
Earnings per share attributable to Visteon Corporation:
Basic earnings per share
Continuing operations	$2.65	$1.71	$7.10	$1.31
Discontinued operations	(1.09)	—	0.11	(0.33)
Basic earnings attributable to Visteon Corporation	$1.56	$1.71	$7.21	$0.98
Diluted earnings per share
Continuing operations	$2.62	$1.66	$7.10	$1.31
Discontinued operations	(1.08)	—	0.11	(0.33)
Diluted earnings attributable to Visteon Corporation	$1.54	$1.66	$7.21	$0.98

Fair Value Measurements Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value Hierarchy By Assets and Liabilities Measured At Fair Value On A Recurring Basis [Table Text Block]
The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
	(Dollars in Millions)
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement plan assets	$474	$560	$466	$1,500
Liability Category
Foreign currency instruments	$—	$16	$—	$16

	December 31, 2010
	(Dollars in Millions)
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement plan assets	$383	$488	$462	$1,333
Foreign currency instruments	—	1	—	1
Total	$383	$489	$462	$1,334
Liability Category
Interest rate swaps	$—	$1	$—	$1

United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Retirement Plan Assets [Table Text Block]
The fair values of the Company’s U.S. retirement plan assets are as follows:

	December 31, 2011
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$176	$—	—	$176
Common trust funds	—	216	—	216
LDI	—	256	—	256
GTAA	—	—	142	142
Common and preferred stock	150	—	—	150
HFF	—	—	128	128
Cash and cash equivalents	74	—	—	74
Insurance contracts	—	—	10	10
Total	$400	$472	280	$1,152

	December 31, 2010
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$140	$—	$—	$140
Common trust funds	—	205	—	205
LDI	—	208	—	208
GTAA	—	—	150	150
Common and preferred stock	139	—	—	139
HFF	—	—	119	119
Cash and cash equivalents	26	—	—	26
Insurance contracts	—	—	9	9
Total	$305	$413	$278	$996

Significant Unobservable Inputs Used In Fair Value Measurement [Table Text Block]

The fair value measurements which used significant unobservable inputs are as follows:

	GTAA	HFF	Insurance contracts
	(Dollars in Millions)
Predecessor – Ending balance at December 31, 2009	$130	$113	$10
Actual return on plan assets:
Relating to assets still held at the reporting date	11	3	1
Purchases, sales and settlements	—	—	(1)
Predecessor – Ending balance at October 1, 2010	$141	$116	$10
Actual return on plan assets:
Relating to assets still held at the reporting date	9	3	(1)
Successor – Ending balance at December 31, 2010	$150	$119	$9
Actual return on plan assets:
Relating to assets still held at the reporting date	(8)	(1)	1
Purchases, sales and settlements	—	10	—
Successor – Ending balance at December 31, 2011	$142	$128	$10

Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Retirement Plan Assets [Table Text Block]
The fair values of the Company’s Non-U.S. retirement plan assets are as follows:

	December 31, 2011
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$180	$180
Treasury and government securities	—	58	—	58
Registered investment companies	53	—	—	53
Cash and cash equivalents	12	—	—	12
Corporate debt securities	—	14	—	14
Common trust funds	—	6	—	6
Limited partnerships (HFF)	—	—	6	6
Common and preferred stock	2	—	—	2
Other	7	10	—	17
Total	$74	$88	$186	$348

	December 31, 2010
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$179	$179
Treasury and government securities	—	51	—	51
Registered investment companies	62	—	—	62
Cash and cash equivalents	13	—	—	13
Corporate debt securities	—	8	—	8
Common trust funds	—	6	—	6
Limited partnerships (HFF)	—	—	5	5
Common and preferred stock	3	—	—	3
Other	—	10	—	10
Total	$78	$75	$184	$337

Significant Unobservable Inputs Used In Fair Value Measurement [Table Text Block]
Fair value measurements which used significant unobservable inputs are as follows:

	Insurance contracts	HFF
	(Dollars in Millions)
Predecessor – Ending balance at December 31, 2009	$180	$4
Actual return on plan assets:
Relating to assets held at the reporting date	(1)	—
Purchases, sales and settlements	(1)	—
Predecessor – Ending balance at October 1, 2010	$178	$4
Actual return on plan assets:
Relating to assets held at the reporting date	(1)	—
Purchases, sales and settlements	2	1
Successor – Ending balance at December 31, 2010	$179	$5
Actual return on plan assets:
Relating to assets held at the reporting date	4	—
Purchases, sales and settlements	(3)	1
Successor – Ending balance at December 31, 2011	$180	$6

Financial Instruments Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivative financial instruments designated and non-designated as hedging instruments are included in the Company’s consolidated balance sheets at December 31, 2011 and 2010 as follows (dollars in millions):

	Assets			Liabilities
Risk Hedged	Classification	2011	2010	Classification	2011	2010
Designated
Foreign currency	Other current assets	$—	$—	Other current assets	$—	$1
Foreign currency	Other current liabilities	8	1	Other current liabilities	24	2
Interest rates	Other non-current assets	—	—	Other non-current assets	—	1

Non-designated
Foreign currency	Other current assets	—	2	Other current assets	—	—
Foreign currency	Other current liabilities	—	2	Other current liabilities	—	1
		$8	$5		$24	$5

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Gains and losses associated with derivative financial instruments recorded in Cost of sales and Interest expense for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, and the nine–month Predecessor period ended October 1, 2010 are as follows:

	Amount of Gain (Loss)
	Recorded in AOCI			AOCI into Income			Recorded in Income
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Foreign currency risk – Cost of sales
Cash flow hedges	$(8)	$(1)	$—	$5	$1	$6	$—	$—	$—
Non-designated cash flow hedges	—	—	—	—	—	—	(4)	3	(1)
	$(8)	$(1)	$—	$5	$1	$6	$(4)	$3	$(1)
Interest rate risk – Interest expense
Cash flow hedges	$1	$(1)	$—	$—	$—	$—	$—	$—	$—

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

With the exception of the customers below, the Company’s credit risk with any individual customer does not exceed ten percent of total accounts receivable at December 31, 2011 and 2010, respectively.

	2011	2010
Ford and affiliates	24%	22%
Hyundai Motor Company	10%	17%
Hyundai Mobis Company	14%	14%

Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]

	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended
	December 31	December 31	October 1
	2011	2010	2010
	(Dollars in Millions)
Beginning balance	$75	$76	$79
Accruals for products shipped	21	7	19
Changes in estimates	(12)	(2)	(4)
Settlements	(19)	(6)	(18)
Ending balance	$65	$75	$76

Segment Information Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Net Sales				Gross Margin
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
Climate	$4,053	$954	$2,660	$2,835	$351	$118	$322	$374
Electronics	1,367	326	935	1,208	128	89	136	125
Interiors	2,285	554	1,641	2,137	139	37	89	115
Eliminations	(173)	(57)	(134)	(117)	—	—	—	—
Total Products	7,532	1,777	5,102	6,063	618	244	547	614
Services	—	1	142	265	—	—	2	4
Total consolidated	$7,532	$1,778	$5,244	$6,328	$618	$244	$549	$618

Segment Operating Assets [Table Text Block]
Segment Operating Assets

	Inventories, net		Property and Equipment, net
	2011	2010	2011	2010
	(Dollars in Millions)
Climate	$236	$214	$934	$968
Electronics	66	73	144	159
Interiors	47	50	171	212
Other	32	27	42	109
Total Products	381	364	1,291	1,448
Corporate	—	—	121	128
Total consolidated	$381	$364	$1,412	$1,576

Segment Expenditures [Table Text Block]
Segment Expenditures

	Depreciation and Amortization				Capital Expenditures
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
	(Dollars in Millions)
Climate	$187	$46	$102	$137	$168	$56	$60	$74
Electronics	40	8	20	44	26	11	12	19
Interiors	37	8	27	49	38	14	20	34
Other	—	—	—	—	18	7	17	16
Total Products	264	62	149	230	250	88	109	143
Corporate	31	7	36	77	8	4	8	8
Total consolidated	$295	$69	$185	$307	$258	$92	$117	$151

Financial Information by Geographical Region [Table Text Block]
Financial Information by Geographic Region

	Net Sales				Property and Equipment, net
	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009	2011	2010
		(Dollars in Millions)
Geographic region:
United States	$1,104	$237	$1,005	$1,549	$199	$240
Mexico	15	4	22	16	26	27
Canada	105	21	61	46	29	31
Intra-region eliminations	(6)	(4)	(26)	(21)	—	—
North America	1,218	258	1,062	1,590	254	298
Germany	199	40	129	158	20	26
France	713	177	512	609	96	101
United Kingdom	—	—	—	34	3	4
Portugal	468	91	304	441	78	80
Spain	421	115	311	287	42	45
Czech Republic	246	61	195	234	67	121
Hungary	321	82	258	315	63	65
Other Europe	517	125	292	293	70	63
Intra-region eliminations	(114)	(29)	(80)	(93)	—	—
Europe	2,771	662	1,921	2,278	439	505
Korea	2,488	583	1,520	1,589	428	476
China	555	125	325	380	116	90
India	341	82	216	213	80	96
Japan	221	62	152	138	13	14
Other Asia	244	71	177	142	27	33
Intra-region eliminations	(304)	(66)	(166)	(158)	—	—
Asia	3,545	857	2,224	2,304	664	709
South America	511	123	386	427	55	64
Inter-region eliminations	(513)	(122)	(349)	(271)	—	—
	$7,532	$1,778	$5,244	$6,328	$1,412	$1,576

Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Statement of Operations (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Condensed Consolidating Statements of Operations [Abstract]
Condensed Consolidating Statement Of Operations [Table Text Block]

	Successor - Three Months Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$28	$315	$1,679	$(245)	$1,777
Services	1	—	—	—	1
	29	315	1,679	(245)	1,778
Cost of sales
Products	381	124	1,273	(245)	1,533
Services	1	—	—	—	1
Cost of sales	382	124	1,273	(245)	1,534
Gross margin	(353)	191	406	—	244
Selling, general and administrative expenses	37	25	45	—	107
Restructuring expenses	1	—	26	—	27
Other expense (income), net	14	—	(1)	—	13
Operating (loss) income	(405)	166	336	—	97
Interest expense (income), net	13	(4)	—	—	9
Equity in net income of non-consolidated affiliates	—	—	41	—	41
(Loss) income before income taxes and earnings of subsidiaries	(418)	170	377	—	129
Provision for income taxes	(3)	1	26	—	24
(Loss) income before earnings of subsidiaries	(415)	169	351	—	105
Equity in earnings of consolidated subsidiaries	507	58	—	(565)	—
Income from continuing operations	92	227	351	(565)	105
Loss from discontinued operations, net of tax	(6)	7	(1)	—	—
Net income	86	234	350	(565)	105
Net income attributable to non-controlling interests	—	—	19	—	19
Net income attributable to Visteon Corporation	$86	$234	$331	$(565)	$86

	Predecessor - Nine Months Ended October 1, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$172	$1,009	$4,698	$(777)	$5,102
Services	142	—	—	—	142
	314	1,009	4,698	(777)	5,244
Cost of sales
Products	214	637	4,481	(777)	4,555
Services	140	—	—	—	140
	354	637	4,481	(777)	4,695
Gross margin	(40)	372	217	—	549
Selling, general and administrative expenses	83	44	136	—	263
Restructuring expenses	5	1	8	—	14
Reorganization items, net	(8,594)	9,402	(1,746)	—	(938)
Asset impairments	4	—	—	—	4
Other expense (income), net	21	(1)	2	—	22
Operating income (loss)	8,441	(9,074)	1,817	—	1,184
Interest expense (income), net	181	(19)	(3)	—	159
Equity in net income of non-consolidated affiliates	1	—	104	—	105
Income (loss) before income taxes and earnings of subsidiaries	8,261	(9,055)	1,924	—	1,130
Provision for income taxes	2	—	146	—	148
Income (loss) before earnings of subsidiaries	8,259	(9,055)	1,778	—	982
Equity in earnings of consolidated subsidiaries	(7,273)	1,371	—	5,902	—
Income (loss) from continuing operations	986	(7,684)	1,778	5,902	982
Income from discontinued operations, net of tax	(46)	63	(3)	—	14
Net income (loss)	940	(7,621)	1,775	5,902	996
Net income attributable to non-controlling interests	—	—	56	—	56
Net income attributable to Visteon Corporation	$940	$(7,621)	$1,719	$5,902	$940

VISTEON CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Successor - Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales	$194	$1,497	$7,045	$(1,204)	$7,532
Cost of sales	391	1,200	6,527	(1,204)	6,914
Gross margin	(197)	297	518	—	618
Selling, general and administrative expenses	102	67	218	—	387
Restructuring expenses	—	—	24	—	24
Other expense (income), net	3	(6)	(2)	—	(5)
Deconsolidation gains	—	—	(8)	—	(8)
Operating (loss) income	(302)	236	286	—	220
Interest expense (income), net	38	(12)	1	—	27
Loss on debt extinguishment	24	—	—	—	24
Equity in net income of non-consolidated affiliates	—	—	168	—	168
(Loss) income before income taxes and earnings of subsidiaries	(364)	248	453	—	337
Provision for income taxes	—	—	127	—	127
(Loss) income before earnings of subsidiaries	(364)	248	326	—	210
Equity in earnings of consolidated subsidiaries	490	172	—	(662)	—
Income from continuing operations	126	420	326	(662)	210
Loss from discontinued operations, net of tax	(46)	57	(67)	—	(56)
Net income	80	477	259	(662)	154
Net income attributable to non-controlling interests	—	—	74	—	74
Net income attributable to Visteon Corporation	$80	$477	$185	$(662)	$80

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$221	$1,334	$5,432	$(924)	$6,063
Services	265	—	—	—	265
	486	1,334	5,432	(924)	6,328
Cost of sales
Products	408	912	5,053	(924)	5,449
Services	261	—	—	—	261
	669	912	5,053	(924)	5,710
Gross margin	(183)	422	379	—	618
Selling, general and administrative expenses	80	62	179	—	321
Restructuring expenses	33	8	39	—	80
Reimbursement from escrow account	62	—	—	—	62
Reorganization items	60	—	—	—	60
Deconsolidation gain	(95)	—	—	—	(95)
Asset impairments	—	5	5	—	10
Other (income) expense, net	(20)	—	—	—	(20)
Operating (loss) income	(179)	347	156	—	324
Interest expense (income), net	109	(9)	6	—	106
Equity in net (loss) income of non-consolidated affiliates	(1)	—	82	—	81
(Loss) income before income taxes and earnings of subsidiaries	(289)	356	232	—	299
(Benefit from) provision for income taxes	(3)	1	74	—	72
(Loss) income before earnings of subsidiaries	(286)	355	158	—	227
Equity in earnings of consolidated subsidiaries	445	477	—	(922)	—
Income from continuing operations	159	832	158	(922)	227
Loss from discontinued operations, net of tax	(31)	9	(21)	—	(43)
Net income	128	841	137	(922)	184
Net income attributable to non-controlling interests	—	—	56	—	56
Net income attributable to Visteon Corporation	$128	$841	$81	$(922)	$128

Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Statement of Comprehensive Income (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Condensed Consolidating Statements of Comprehensive Income [Abstract]
Condensed Consolidating Statement of Comprehensive Income [Table Text Block]

	Successor - Three Months Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net income	$86	$234	$350	$(565)	$105
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1	—	12	(10)	3
Benefit plans	50	44	41	(84)	51
Unrealized hedging (losses) gains and other	(1)	—	—	—	(1)
Other comprehensive income (loss), net of tax	50	44	53	(94)	53
Comprehensive income	136	278	403	(659)	158
Comprehensive income attributable to non-controlling interests	—	—	22	—	22
Comprehensive income (loss) attributable to Visteon Corporation	$136	$278	$381	$(659)	$136

	Predecessor - Nine Months Ended October 1, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net income (loss)	$940	$(7,621)	$1,775	$5,902	$996
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	14	(248)	7	247	20
Benefit plans	(232)	(138)	(8)	146	(232)
Unrealized hedging gains and other	2	—	5	(2)	5
Other comprehensive (loss) income, net of tax	(216)	(386)	4	391	(207)
Comprehensive income (loss)	724	(8,007)	1,779	6,293	789
Comprehensive income attributable to non-controlling interests	—	—	65	—	65
Comprehensive income (loss) attributable to Visteon Corporation	$724	$(8,007)	$1,714	$6,293	$724

VISTEON CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Successor - Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net income	$80	$477	$259	$(662)	$154
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(42)	(47)	(67)	103	(53)
Benefit plans	(26)	(3)	(5)	8	(26)
Unrealized hedging (losses) gains and other	(7)	(8)	(10)	16	(9)
Other comprehensive (loss) income, net of tax	(75)	(58)	(82)	127	(88)
Comprehensive income	5	419	177	(535)	66
Comprehensive income attributable to non-controlling interests	—	—	61	—	61
Comprehensive income (loss) attributable to Visteon Corporation	$5	$419	$116	$(535)	$5

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net income	$128	$841	$137	$(922)	$184
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(119)	(116)	(106)	233	(108)
Benefit plans	92	196	100	(296)	92
Unrealized hedging gains and other	12	7	—	(9)	10
Other comprehensive (loss) income, net of tax	(15)	87	(6)	(72)	(6)
Comprehensive income	113	928	131	(994)	178
Comprehensive income attributable to non-controlling interests	—	—	65	—	65
Comprehensive income attributable to Visteon Corporation	$113	$928	$66	$(994)	$113

Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Balance Sheet (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Balance Sheets [Abstract]
Condensed Consolidating Balance Sheet [Table Text Block]
VISTEON CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$114	$55	$554	$—	$723
Accounts receivable, net	235	540	1,007	(719)	1,063
Inventories, net	18	25	338	—	381
Other current assets	29	53	245	—	327
Total current assets	396	673	2,144	(719)	2,494

Property and equipment, net	89	81	1,242	—	1,412
Investment in affiliates	1,873	1,533	—	(3,406)	—
Equity in net assets of non-consolidated affiliates	—	—	644	—	644
Intangible assets, net	82	59	212	—	353
Other non-current assets	14	23	55	(26)	66
Total assets	$2,454	$2,369	$4,297	$(4,151)	$4,969

LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	$90	$13	$217	$(233)	$87
Accounts payable	170	210	1,116	(486)	1,010
Other current liabilities	70	21	365	—	456
Total current liabilities	330	244	1,698	(719)	1,553

Long-term debt	497	—	41	(26)	512
Employee benefits	301	47	147	—	495
Other non-current liabilities	19	5	388	—	412

Shareholders’ equity:
Total Visteon Corporation shareholders’ equity	1,307	2,073	1,333	(3,406)	1,307
Non-controlling interests	—	—	690	—	690
Total shareholders’ equity	1,307	2,073	2,023	(3,406)	1,997
Total liabilities and shareholders’ equity	$2,454	$2,369	$4,297	$(4,151)	$4,969

	December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$153	$81	$671	$—	$905
Accounts receivable, net	160	956	1,204	(1,228)	1,092
Inventories, net	16	25	323	—	364
Other current assets	93	28	220	—	341
Total current assets	422	1,090	2,418	(1,228)	2,702

Property and equipment, net	104	105	1,367	—	1,576
Investment in affiliates	2,357	1,193	—	(3,550)	—
Equity in net assets of non-consolidated affiliates	—	—	439	—	439
Intangible assets, net	90	76	236	—	402
Other non-current assets	65	439	55	(470)	89
Total assets	$3,038	$2,903	$4,515	$(5,248)	$5,208

LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	$644	$10	$247	$(823)	$78
Accounts payable	186	198	1,218	(399)	1,203
Other current liabilities	142	34	391	(6)	561
Total current liabilities	972	242	1,856	(1,228)	1,842

Long-term debt	472	—	481	(470)	483
Employee benefits	307	74	145	—	526
Other non-current liabilities	27	5	375	—	407
					—
Shareholders’ equity:					—
Total Visteon Corporation shareholders’ equity	1,260	2,582	968	(3,550)	1,260
Non-controlling interests	—	—	690	—	690
Total shareholders’ equity	1,260	2,582	1,658	(3,550)	1,950
Total liabilities and shareholders’ equity	$3,038	$2,903	$4,515	$(5,248)	$5,208

Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Statement of Cash Flows (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Condensed Consolidating Statements of Cash Flows [Abstract]
Condensed Consolidating Statement of Cash Flows [Table Text Block]

	Successor - Three Months Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(Dollars in Millions)
Net cash provided from operating activities	$79	$21	$54	$—	$154
Investing activities
Capital expenditures	(2)	(2)	(88)	—	(92)
Dividends received from consolidated affiliates	—	8	—	(8)	—
Proceeds from divestitures and asset sales	—	—	16	—	16
Net cash (used by) provided from investing activities	(2)	6	(72)	(8)	(76)
Financing activities
Cash restriction, net	11	—	5	—	16
Short term debt, net	—	—	6	—	6
Principal payments on debt	(1)	—	(60)	—	(61)
Dividends paid to consolidated affiliates	—	—	(8)	8	—
Other	2	—	(3)	—	(1)
Net cash provided from (used by) financing activities	12	—	(60)	8	(40)
Effect of exchange rate changes on cash and equivalents	—	(1)	2	—	1
Net increase (decrease) in cash and equivalents	89	26	(76)	—	39
Cash and equivalents at beginning of period	64	55	747	—	866
Cash and equivalents at end of period	$153	$81	$671	$—	$905

	Predecessor - Nine Months Ended October 1, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net cash (used by) provided from operating activities	$(309)	$(99)	$428	$—	$20
Investing activities
Capital expenditures	(4)	(5)	(108)	—	(117)
Proceeds from divestitures and asset sales	11	1	33	—	45
Dividends received from consolidated affiliates	44	129	—	(173)	—
Acquisitions of joint venture interests	—	—	(3)	—	(3)
Net cash provided from (used by) investing activities	51	125	(78)	(173)	(75)
Financing activities
Cash restriction, net	12	—	31	—	43
Short term debt, net	—	—	(9)	—	(9)
Payment of DIP facility	(75)	—	—	—	(75)
Proceeds from issuance of debt, net of issuance costs	472	—	9	—	481
Proceeds from rights offering, net of issuance costs	1,190	—	—	—	1,190
Principal payments on debt	(1,628)	—	(23)	—	(1,651)
Dividends paid to consolidated affiliates	—	(44)	(129)	173	—
Other	(2)	—	(19)	—	(21)
Net cash used by financing activities	(31)	(44)	(140)	173	(42)
Effect of exchange rate changes on cash and equivalents	—	(3)	4	—	1
Net (decrease) increase in cash and equivalents	(289)	(21)	214	—	(96)
Cash and equivalents at beginning of period	353	76	533	—	962
Cash and equivalents at end of period	$64	$55	$747	$—	$866

VISTEON CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Successor - Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided from operating activities	$(163)	$(75)	$413	$—	$175
Investing activities
Capital expenditures	(4)	(12)	(242)	—	(258)
Dividends received from consolidated affiliates	109	173	—	(282)	—
Cash associated with deconsolidations	—	—	(52)	—	(52)
Acquisitions of joint venture interests	—	—	(29)	—	(29)
Proceeds from divestitures and asset sales	—	—	14	—	14
Other	—	—	(6)	—	(6)
Net cash used by investing activities	105	161	(315)	(282)	(331)
Financing activities
Cash restriction, net	58	—	(7)	—	51
Short term debt, net	—	—	17	—	17
Proceeds from issuance of debt, net of issuance costs	492	—	11	—	503
Principal payments on debt	(501)	—	(12)	—	(513)
Rights offering fees	(33)	—	—	—	(33)
Dividends paid to consolidated affiliates	—	(109)	(173)	282	—
Other	3	—	(31)	—	(28)
Net cash provided from (used by) financing activities	19	(109)	(195)	282	(3)
Effect of exchange rate changes on cash and equivalents	—	(3)	(20)	—	(23)
Net increase (decrease) in cash and equivalents	(39)	(26)	(117)	—	(182)
Cash and equivalents at beginning of period	153	81	671	—	905
Cash and equivalents at end of period	$114	$55	$554	$—	$723

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(Dollars in Millions)
Net cash (used by) provided from operating activities	$(223)	$(68)	$432	$—	$141
Investing activities
Capital expenditures	(11)	(7)	(133)	—	(151)
Proceeds from divestitures and asset sales	1	1	67	—	69
Acquisitions of joint venture interests	—	—	(30)	—	(30)
Dividends received from consolidated affiliates	—	103	—	(103)	—
Cash associated with deconsolidation	—	—	(11)	—	(11)
Net cash (used by) provided from investing activities	(10)	97	(107)	(103)	(123)
Financing activities
Cash restriction, net	(94)	—	(39)	—	(133)
Short term debt, net	—	—	(19)	—	(19)
Proceeds from DIP facility, net of issuance costs	71	—	—	—	71
Proceeds from issuance of debt, net of issuance costs	30	—	27	—	57
Principal payments on debt	(21)	—	(152)	—	(173)
Dividends paid to consolidated affiliates	—	—	(103)	103	—
Other	(47)	7	(22)	—	(62)
Net cash (used by) provided from financing activities	(61)	7	(308)	103	(259)
Effect of exchange rate changes on cash and equivalents	—	—	23	—	23
Net (decrease) increase in cash and equivalents	(294)	36	40	—	(218)
Cash and equivalents at beginning of period	647	40	493	—	1,180
Cash and equivalents at end of period	$353	$76	$533	$—	$962

Summary Quarterly Financial Data Summary Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following table presents summary quarterly financial data for continuing operations.

	Successor					Predecessor
	2011				2010	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in Millions, Except Per Share Amounts)
Net sales	$1,850	$2,046	$1,909	$1,727	$1,778	$1,778	$1,834	$1,632	$—
Gross margin	143	192	139	144	244	408	102	36	3
Income (loss) from continuing operations before income taxes	80	78	81	98	129	266	(125)	(101)	1,090
Income (loss) from continuing operations	52	44	56	58	105	240	(174)	(147)	1,063
Net income (loss) from continuing operations attributable to Visteon Corporation	$35	$26	$37	$38	$86	$225	$(198)	$(164)	$1,063

Per Share Data
Basic earnings (losses) from continuing operations attributable to Visteon Corporation	$0.69	$0.51	$0.72	$0.75	$1.71	$1.73	$(1.53)	$(1.27)
Diluted earnings (losses) from continuing operations attributable to Visteon Corporation	$0.67	$0.50	$0.71	$0.75	$1.66	$1.73	$(1.53)	$(1.27)

Basis of Presentation Basis of Presentation details (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		12 Months Ended
	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 UK Debtor [Member]	Mar. 31, 2009 UK Debtor [Member]
Bankruptcy Proceedings, Date Petition for Bankruptcy Filed		May 28, 2009
Plan of Reorganization, Date Plan Confirmed		Aug 31, 2010
Plan of Reorganization, Date Plan is Effective		Oct 1, 2010
UK Administration Proceedings, Date Petition for Administration Filed		Mar 31, 2009
Total assets		$ 4,969	$ 5,208		$ 64
Total liabilities					132
Accumulated other comprehensive (loss) income		(25)	50		84
Deconsolidation gain		8		152
Other accrued liabilities		52	77		57
Reimbursement from escrow account				45
Face Value of Claims Against the Company By Ford / ACH		163
Reimburse From Ford, Maximum		29
Committed Annual Sourcing By Ford		600
Gain, Release from Certain OPEB Obligations By Ford	$ 9

Significant Accounting Policies Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Foreign Currency Transaction Gain (Loss), Realized	$ (1)	$ (12)	$ 4	$ 18
Research and Development Expense	89	264	326	328
Restricted cash	74		23
Increase (Decrease) in Restricted Cash			51
Provision for Doubtful Accounts		3	8	5
Valuation Allowances and Reserves, Recoveries	4
Allowance for Doubtful Accounts Receivable, Current			8	23
Inventory Valuation Reserves	6		24
Property and equipment, net	1,576		1,412
Receivables for Customer-owned Production Tooling	26		30
Capitalized Computer Software, Net	15		20
Capitalized Computer Software, Amortization	2	18	6	27
Future Amortization Expense, Year One			41
Future Amortization Expense, Year Two			40
Future Amortization Expense, Year Three			40
Future Amortization Expense, Year Four			40
Letter of Credit Reimbursement and Security Agreement [Member]
Restricted cash			11
Cash Collateral For Other Corporate Purposes [Member]
Restricted cash			12
Ford And Affiliates [Member]
Reimbursement Revenue				30
Product tooling [Member]
Property and equipment, net	84		80
Software [Member]
Estimated useful life, minimum			3
Estimated useful life, maximum			8
Future Amortization Expense, Year One			6
Future Amortization Expense, Year Two			5
Future Amortization Expense, Year Three			2
Future Amortization Expense, Year Four			$ 1

Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended		9 Months Ended						9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Apr. 06, 2011 Term Loan [Member]	Oct. 01, 2010 Term Loan [Member]	Oct. 01, 2010 Line of Credit [Member]	Oct. 01, 2010 Pre-petition Seven-year Secured Term Loan [Member]	Oct. 01, 2010 U.S. Asset-backed Lending Facility and Related Letters of Credit [Member]	Oct. 01, 2010 Successor Common Stock to Holders of Pre-petition Notes [Member]	Oct. 01, 2010 Successor Common Stock to Certain Holders [Member]	Dec. 31, 2011 10-year Warrants [Member]	Oct. 01, 2010 10-year Warrants [Member]	Dec. 31, 2011 5-Year Warrants [Member]	Oct. 01, 2010 5-Year Warrants [Member]	Oct. 01, 2010 Restricted Stock Under A Post-emergence Share-based Incentive Compensation Program [Member]	Oct. 01, 2010 Professional Fees [Member]	Oct. 01, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Plan of Reorganization, Date Plan Confirmed			Aug 31, 2010
Stock Issued During Period, Shares		45,000,000								2,500,000	1,000,000
Proceeds from rights offering		$ 1,250,000,000
Debt Instrument, Face Amount					498,000,000	500,000,000		1,500,000,000	128,000,000
Line of Credit Facility, Maximum Borrowing Capacity			220,000,000				200,000,000
Interest paid								160,000,000
Restricted Cash And Cash Equivalents																	68,000,000
Other Claims and Fees	119,000,000	119,000,000
Class of Warrant, Outstanding												476,034	2,355,000	1,549,345	1,552,774					25,000,000
Exercise Price of Warrants or Rights												$ 9.66	$ 9.66	$ 58.8	$ 58.8
Restricted stock issued																1,700,000
Gain on settlement of Liabilities subject to compromise		956,000,000																	(956,000,000)
Reorganization-Related Costs, Net																			129,000,000	60,000,000
Gain on adoption of fresh-start accounting	106,000,000																		(106,000,000)
Reorganization expenses, net																			(933,000,000)	60,000,000
Cash payments for reorganization expenses																			111,000,000	26,000,000
Gain for Reorganization Items, Pre-tax																		$ 1,100,000,000	$ 1,100,000,000

Fresh-Start Accounting Narrative (Details) (USD $)	Oct. 01, 2010
Fresh-Start Adjustment [Line Items]
Estimated Enterprise Value	$ 2,390,000,000
Decrease In Enterprise Value Due To Pension Expense Not Being Included In Multiples	455,000,000
Estimated Tax Rate Used To Perform Cash Flow Analysis	35.00%
Estimated Value Of Non Consolidated Joint Ventures For Estimated Enterprise Value	195,000,000
Estimated Available Cash For Estimated Enterprise Value	242,000,000
Minimum [Member]
Fresh-Start Adjustment [Line Items]
Enterprise Values Contemplated By Court	2,300,000,000
Range Of Ebitdap Used For Establishing Enterprise Values	4.6
Range Of Ebitdap Minus Capital Expenditures Used For Establishing Enterprise Values	6.1
Range Of Derived Ebitda Used For Establishing Enterprise Values	4
Discount Rate Used For Cash Flow Analysis	14.00%
Perpetuity Growth Rate Used In Cash Flow Analysis	0.00%
Cost Of Equity Rate Used In Cash Flow Analysis	13.00%
Perpetuity Growth After 2013 Rate Used In Cash Flow Analysis	2.00%
Maximum [Member]
Fresh-Start Adjustment [Line Items]
Enterprise Values Contemplated By Court	$ 2,500,000,000
Range Of Ebitdap Used For Establishing Enterprise Values	7.8
Range Of Ebitdap Minus Capital Expenditures Used For Establishing Enterprise Values	14.6
Range Of Derived Ebitda Used For Establishing Enterprise Values	7.1
Discount Rate Used For Cash Flow Analysis	16.00%
Perpetuity Growth Rate Used In Cash Flow Analysis	2.00%
Cost Of Equity Rate Used In Cash Flow Analysis	21.00%
Perpetuity Growth After 2013 Rate Used In Cash Flow Analysis	4.00%

Fresh-Start Accounting (Details1) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended						0 Months Ended							9 Months Ended						9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended													0 Months Ended
	Oct. 01, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Oct. 01, 2010 Reorganization Adjustments [Member]		Oct. 01, 2010 Fair Value Adjustments [Member]		Oct. 01, 2010 Revaluation of Assets [Member]		Oct. 01, 2010 Revaluation of Liabilities [Member]		Oct. 01, 2010 Successor [Member]	Oct. 01, 2010 Successor [Member] Reorganization Adjustments [Member]		Oct. 01, 2010 Successor [Member] Fair Value Adjustments [Member]		Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Reorganization Adjustments [Member]		Oct. 01, 2010 Predecessor [Member] Fair Value Adjustments [Member]		Oct. 01, 2010 Debt [Member]	Sep. 30, 2010 Debt [Member]	Oct. 01, 2010 Employee benefits [Member]	Sep. 30, 2010 Employee benefits [Member]	Oct. 01, 2010 Interest payable [Member]	Sep. 30, 2010 Interest payable [Member]	Oct. 01, 2010 Other claims [Member]	Sep. 30, 2010 Other claims [Member]	Oct. 01, 2010 Rights offering proceeds [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Exit financing proceeds, net [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Net release of restricted cash [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Total sources [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Seven year secured term loan and interest [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 ABL and letters of credit [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Rights offering fees [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Payment of administrative and professional claims [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Debt issue fees [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Claim settlements and other [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Total uses [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Inventory [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Property and equipment [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Equity in net assets of non-consolidated affiliates [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Intangible assets [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Goodwill [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Other assets [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Employee benefits [Member] Revaluation of Liabilities [Member]	Oct. 01, 2010 Other liabilities [Member] Revaluation of Liabilities [Member]	Oct. 01, 2010 Non-controlling interests [Member] Fair Value Adjustments [Member]	Oct. 01, 2010 Elimination of Predecessor accumulated other comprehensive loss and other equity [Member]	Oct. 01, 2010 Term Loan [Member]	Apr. 06, 2011 Term Loan [Member]	Oct. 01, 2010 Professional Fees [Member]	Oct. 01, 2010 Successor [Member]
Fresh-Start Adjustment [Line Items]
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Assets, Current												$ 2
Reorganization Items [Abstract]
Post-petition liabilities														2,763
Liabilities Subject to Compromise																			3,121
Total post-petition liabilities and allowed claims														5,884
Excess post-petition liabilities and allowed claims	743	743
Enterprise value	2,390	2,390
Non-debt liabilities	2,751	2,751
Reorganization value	5,141	5,141																																																							5,141
Estimated fair value of assets	5,103	5,103
Preconfirmation [Abstract]
Cash and equivalents																			918
Restricted cash																			195
Accounts receivable, net																			1,086
Inventories, net																			395
Other current assets																			283
Total current assets																			2,877
Property and equipment, net																			1,812
Equity in net assets of non-consolidated affiliates																			378
Intangible assets																			6
Other non-current assets																			74
Total assets																			5,147
Short-term debt, including current portion of long-term debt																			128
Accounts payable																			1,043
Accrued employee liabilities																			196
Other current liabilities																			326
Total current liabilities																			1,693
Long-term debt																			12
Employee benefits																			632
Deferred income taxes																			175
Other non-current liabilities																			251
Liabilities subject to compromise					3,121														3,121							2,490		324		183		124
Common stock																			131	131
Stock warrants																			127	127
Additional paid-in capital																			3,407	3,407
Accumulated Deficit																			(4,684)	(4,684)
Accumulated other comprehensive loss																			(74)	(74)
Treasury stock																			(3)	(3)
Total Visteon shareholders' (deficit) equity																			(1,096)
Non-controlling interests																			359
Total shareholders' (deficit) equity																			(737)
Total liabilities and shareholders' (deficit) equity																			5,147
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Liabilities, Noncurrent						(5)	[1],[2]					27	[3],[4]
Employee benefits						154	[2],[5]					(63)	[3]
Fresh-Start Adjustment, Increase (Decrease), Assets [Abstract]
Cash and equivalents						(52)	[2],[6]			0	[3]																						1,250	482	105	1,837	1,660	128	49	23	10	19	1,889
Restricted cash						(105)	[2],[7]			0	[3]
Accounts receivable, net						(4)	[2],[8]			0	[3]
Inventories, net						0	[2]			4	[3],[9]
Other current assets						(11)	[10],[2]			(14)	[11],[3],[4]
Total current assets						(172)	[2]			(10)	[3]
Property and equipment, net						0	[2]			(240)	[12],[3]
Equity in net assets of non-consolidated affiliates						5	[13],[2]			13	[14],[3]
Intangible assets, net						0	[2]			361	[15],[3]
Goodwill						0	[2]			38	[16],[3]
Other noncurrent assets						13	[17],[2]			(14)	[3]
Total assets						(154)	[2]			148	[3]
Short-term debt, including current portion of long-term debt						5	[18],[2]					0	[3]
Accounts payable						0	[2]					0	[3]
Accrued employee liabilities						19	[19],[2]					3	[20],[3]
Other current liabilities						95	[2],[21]					(58)	[22],[3]
Total current liabilities						119	[2]					(55)	[3]
Long-term debt						473	[18],[2]					0	[3]
Deferred income taxes												(5)
Other non-current liabilities						(5)	[2],[23]					(39)	[22],[3],[4]
Liabilities subject to compromise						(3,121)	[2],[24]					0	[3]
Common stock															1	[2],[25]	0	[3]			(131)	[2],[25]	0	[3]
Stock warrants															41	[2],[25]	0	[3]			(127)	[2],[25]	0	[3]
Additional paid-in capital						(2,175)	[2],[25]	(169)	[25],[3]						1,232						(3,407)
Accumulated deficit						4,619	[2],[25]	65	[25],[3]
Accumulated other comprehensive loss						0	[2]	74	[25],[3]
Treasury stock						3	[2],[25]	0	[3]
Total Visteon shareholders' (deficit) equity						2,231		(30)	[3]
Non-controlling interests								308	[26],[3]
Total shareholders' (deficit) equity						2,231		278	[3]
Total liabilities and shareholders' (deficit) equity						(154)		148	[3]
Reinstatement of OPEB						154	[2],[5]
Postconfirmation [Abstract]
Cash and equivalents														866
Restricted cash														90
Accounts receivable, net														1,082
Inventories, net														399
Other current assets														258
Total current assets														2,695
Property and equipment, net														1,572
Equity in net assets of non-consolidated affiliates														396
Intangible assets														367
Goodwill														38
Other non-current assets														73
Total assets														5,141
Short-term debt, including current portion of long-term debt														133
Accounts payable														1,043
Accrued employee liabilities														218
Other current liabilities														363
Total current liabilities														1,757
Long-term Debt														485
Employee benefits														723
Deferred income taxes														197
Other non-current liabilities														207
Common stock														1
Stock warrants														41																																											41
Total Visteon shareholders' (deficit) equity														1,105																																											1,105
Non-controlling interests														667																																											667
Total shareholders' (deficit) equity														1,772
Total liabilities and shareholders' (deficit) equity														5,141
Gain on settlement of LSC		956																	956						773		106		23		54
Income Tax Benefit Due To Cancellation Of Inter Company Indebtedness With Foreign Affiliates																			5
Gain on adoption of fresh-start accounting	106																		106																									4	(240)	13	361	38	(14)	60	97	(308)	95
Net income on fresh-start adjustments	65
Fresh Start Adjustment Decrease In Restricted Cash That Was Partially Offset By Escrow																																			173
Fresh Start Adjustment Offset Of Decrease In Restricted Cash From Professional Fee Escrow																																																								68
Fresh Start Adjustments Debt Issuance Costs Capitalized						13																																																12
Time Which Opeb And Non Qualified Pension Obligations Expected To Be Paid			12 months
Liability for general unsecured and other claims			267	365		122
Paid reorganization items						23
Debt Instrument, Face Amount																																																						500	498
Debt Instrument, Unamortized Discount																																																						10	21
Reduction in liabilities for release agreement						4
Settlement per Fifth Amended Plan																			2,165						1,717		218		160		70
Income tax benefit																			5
After-tax gain on settlement of LSC																			961
Fresh Start Adjustments Fair Value Of Debt																																																									(618)
Additional paid-in capital														1,063
Fair Value Adjustments Fair Value Of Liabilities Excluding Debt																																																									(2,751)
Common Stock, Value, Outstanding																																																									1,064
Common Stock, Shares, Outstanding			52,000,000	51,000,000																																																					48,642,520
Per Share Value Of Common Stock (in dollars per share)																																																									$ 21.87
Increase in inventory before supply and spare parts offset										26
Decrease in inventory due to supply and spare parts										22
Decrease in prepaid insurance										7
Fresh Start Adjustments Increase Decrease Other Deferred Fee Amounts										2
Decrease in current deferred tax assets										5
Reorganization value in excess of fair value of assets	38	38
Decrease in deferred income tax assets, non-current										10		10
Decrease in non-current assets related to discounting										4
Decrease in current deferred income												51
Decrease in non-current deferred revenue												31
Decrease in current liabilities related to discounting												5
Decrease in non-income tax liabilities												8
Increase in non-current liabilities due to leasehold intangibles												6
Decrease in deferred tax liabilities due to foreign withholding taxes												30
Net increase in deferred tax liabilities												39
Other balance sheet adjustments												2
Net tax expense related to fresh-start adjustments	$ 41											$ 41

[1]	This adjustment reflects the deferred tax impact of certain intercompany liabilities subject to compromise that were cancelled in accordance with the Plan.
[2]	a.Records adjustments necessary to give effect to the Plan, including the receipt of cash proceeds associated with the Rights Offering and Exit Facility, settlement of liabilities subject to compromise, elimination of Predecessor equity and other transactions as contemplated under the Plan. These adjustments resulted in a pre-tax gain on the settlement of liabilities subject to compromise of $956 million in the nine-month Predecessor period ended October 1, 2010 (see explanatory note o., as follows). The Company recorded a $5 million income tax benefit attributable to cancellation of inter-company indebtedness with foreign affiliates pursuant to the Plan.
[3]	Records adjustments necessary to reflect assets and liabilities at fair value and to eliminate Accumulated deficit and Accumulated other comprehensive income/(loss). These adjustments resulted in a pre-tax gain of $106 million in the nine-month Predecessor period ended October 1, 2010. Adjustments to record assets and liabilities at fair value on the Effective Date are as follows (dollars in millions):Inventory$4Property and equipment(240)Equity in net assets of non-consolidated affiliates13Intangible assets361Goodwill38Other assets(14)Employee benefits60Other liabilities97Non-controlling interests(308)Elimination of Predecessor accumulated other comprehensive loss and other equity95Pre-tax gain on fair value adjustments$106Net tax expense related to fresh-start adjustments(41)Net income on fresh-start adjustments$65
[4]	Deferred tax impacts associated with fresh-start adjustments result from changes in the book values of tangible and intangible assets while the tax basis in such assets remains unchanged. The Company anticipates that a full valuation allowance will be maintained in the U.S.; accordingly this adjustment relates to the portion of fresh-start adjustments applicable to certain non-U.S. jurisdictions where the Company is subject to and pays income taxes. Additionally, the amount of non-U.S. accumulated earnings considered permanently reinvested was modified in connection with the adoption of fresh-start accounting, resulting in a decrease in deferred tax liabilities associated with foreign withholding taxes of approximately $30 million. Deferred tax adjustments include the following (dollars in millions):Balance Sheet Account Classification: Other current assets$2Other non-current assets10Deferred income taxes27Net increase in deferred tax liabilities39Other balance sheet adjustments2Net tax expense related to fresh-start adjustments$41
[5]	This adjustment represents the reinstatement of $154 million of other postretirement employee benefit (“OPEB”) and non-qualified pension obligations from Liabilities subject to compromise in accordance with the terms of the Plan.
[6]	This adjustment reflects the net use of cash on the Effective Date and in accordance with the Plan (dollars in millions):Rights offering proceeds$1,250Exit financing proceeds, net482Net release of restricted cash105Total sources1,837Seven year secured term loan and interest1,660ABL and letters of credit128Rights offering fees49Payment of administrative and professional claims23Debt issue fees10Claim settlements and other19Total uses1,889Net decrease in cash$(52)
[7]	The decrease in restricted cash reflects the release of $173 million of cash that was restricted under various orders of the Bankruptcy Court, partially offset by the establishment of a professional fee escrow account of $68 million.
[8]	This adjustment reflects the settlement of a receivable in connection with the Release Agreement.
[9]	Inventory was recorded at fair value and was estimated to exceed book value by approximately $26 million. Raw materials were valued at current replacement cost. Work-in-process was valued at estimated finished goods selling price less estimated disposal costs, completion costs and a reasonable profit allowance for selling effort. Finished goods were valued at estimated selling price less estimated disposal costs and a reasonable profit allowance for selling effort. Additionally, fresh-start accounting adjustments for supply and spare parts inventory items of $22 million were a partial offset.
[10]	This adjustment relates to the Rights Offering commitment premium deposit paid in July 2010.
[11]	The adjustment to other current assets includes a $7 million prepaid insurance balance and $2 million of other deferred fee amounts with no future benefit to the Successor. Additionally, this adjustment includes a $5 million decrease in deferred tax assets associated with fair value adjustments (see explanatory note aa for additional details related to deferred tax adjustments).
[12]	The Company estimates that the book value of property and equipment exceeds the fair value by $240 million after giving consideration to the highest and best use of the assets. Fair value estimates were based on a combination of the cost or market approach, as appropriate. Fair value under the market approach was based on recent sale transactions for similar assets, while fair value under the cost approach was based on the amount required to construct or purchase an asset of equal utility, considering physical deterioration, functional obsolescence and economic obsolescence.
[13]	This adjustment records additional equity in net income of non-consolidated affiliates related to the nine-month Predecessor period ended October 1, 2010.
[14]	Investments in non-consolidated affiliates were recorded at fair value primarily based on an income approach utilizing the dividend discount model. Significant assumptions included estimated future dividends for each applicable non-consolidated affiliate and discount rates.
[15]	Identifiable intangible assets are primarily comprised of developed technology, customer-related intangibles and trade names. Fair value estimates of intangible assets were based on income approaches utilizing projected financial information consistent with the Fourth Amended Disclosure Statement, as described below: •Developed technology and trade name intangible assets were valued using the relief from royalty method, which estimates the value of an intangible asset to be equal to the present value of future royalties that would be paid for the right to use the asset if it were not owned. Significant assumptions included estimated future revenues for each technology category and trade name, royalty rates, tax rates and discount rates.•Customer related intangible assets were valued using the multi-period excess earnings method, which estimates the value of an intangible asset to be equal to the present value of future earnings attributable to the asset group after recognition of required returns to other contributory assets. Significant assumptions included estimated future revenues for existing customers, retention rates based on historical experience, tax rates, discount rates, and contributory asset charges including employee intangibles.
[16]	Reorganization value in excess of the fair value allocated to identifiable tangible and intangible assets was recorded as goodwill. In adjusting the balance sheet accounts to fair value, the Company estimated excess reorganization value of approximately $38 million, which has been reflected as goodwill and was determined as follows (dollars in millions):Enterprise value$2,390Add: Estimated fair value of non-debt liabilities2,751Reorganization value5,141Less: Estimated fair value of assets5,103Reorganization value in excess of fair value of assets$38
[17]	This adjustment records $13 million of estimated debt issuance costs capitalized in connection with the exit financing facility.
[18]	This adjustment reflects the new $500 million secured term loan, net of $10 million original issuance discount and $12 million of fees paid to the lenders.
[19]	This adjustment reflects the reinstatement of OPEB and non-qualified pension obligations expected to be paid within 12 months.
[20]	The adjustments to accrued employee liabilities and employee benefits are related to the remeasurement of pension and OPEB obligations at the Effective Date, based on certain assumptions including discount rates.
[21]	This adjustment reflects the establishment of a liability for the payment of $122 million of allowed general unsecured and other claims in accordance with the Plan partially offset by $23 million of accrued reorganization items that were paid on the Effective Date and $4 million for amounts settled in connection with the Release Agreement.
[22]	The adjustments to other current and other non-current liabilities include decreases of $51 million and $31 million, respectively, to eliminate deferred revenue, which was initially recorded in connection with payments received from customers under various support and accommodation agreements. The decrease in other current liabilities also includes $5 million for discounting of future obligations, while the decrease in non-current liabilities also includes $8 million for non-income tax liabilities and $5 million for tax liabilities, partially offset by $6 million related to leasehold intangibles (see explanatory note aa for additional details related to deferred tax adjustments).
[23]	This adjustment eliminates incentive compensation accruals for terminated Predecessor compensation plans.
[24]	This adjustment reflects the settlement of liabilities subject to compromise (“LSC”) in accordance with the Plan, as shown below (dollars in millions): LSCSeptember 30, 2010 Settlement perFifth Amended Plan Gain onSettlement of LSC Debt$2,490 $1,717 $773Employee liabilities324 218 106Interest payable183 160 23Other claims124 70 54 $3,121 $2,165 $956Income tax benefit 5After-tax gain on settlement of LSC $961
[25]	The cancellation of Predecessor Visteon common stock in accordance with the Plan and elimination of corresponding shareholders’ deficit balances, are shown below (dollars in millions): Predecessor Shareholders’ Deficit September 30, 2010 ReorganizationAdjustments Fresh-StartAdjustments SuccessorShareholders’EquityOctober 1, 2010 Common stock Predecessor$131 $(131) $— $—Successor— 1 — 1Stock warrants Predecessor127 (127) — —Successor— 41 — 41Additional paid-in capital Predecessor3,407 (3,407) — —Successor— 1,232 (169) 1,063Accumulated deficit(4,684) 4,619 65 —Accumulated other comprehensive loss(74) — 74 —Treasury stock(3) 3 — —Visteon Shareholders’ (deficit) equity$(1,096) $2,231 $(30) $1,105This adjustment also reflects the issuance of Successor common stock. A reconciliation of the reorganization value of assets to the Successor’s common stock is shown below (dollars in millions, except per share amounts):Reorganization value of assets$5,141 Less: fair value of debt(618) Less: fair value of non-controlling interests(667) Less: fair value of liabilities (excluding debt)(2,751)Successor common stock and warrants$1,105 Less: fair value of warrants(41)Successor common stock$1,064 Shares outstanding at October 1, 201048,642,520Per share value$21.87The per-share value of $21.87 was utilized to determine the value of shares issued for settlement of allowed claims.
[26]	Non-controlling interests are recorded at fair value based on publicly available market values, where possible, and based on other customary valuation methodologies where publicly available market values are not possible, including comparable company and discounted cash flow models. The Company estimates that the fair value of non-controlling interests exceeds book value by $308 million.

Discontinued Operations Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Mar. 31, 2012 Lighting [Member]	Dec. 31, 2011 Lighting [Member]	Mar. 31, 2012 Visteon TYC Corporation [Member] Lighting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses				$ 69	$ 92		$ 20
Sales	109	335	515	357		531
Cost of sales	109	319	490	378
Gross margin	0	16	25	(21)
Selling, general and administrative expenses	3	8	11	10
Asset Impairment Charges	0	0	66	(1)
Restructuring expenses	1	6	0	4
Other expense (income), net	0	(1)	2	0
Reorganization expenses, net	0	5	0	0
Operating income	(4)	(2)	(54)	(34)
Interest expense	1	1	2	0
Equity in net income of non-consolidated Affiliates	0	0	0	(1)
Income before income taxes	(5)	(3)	(56)	(35)
Provision for income taxes	(5)	(17)	0	8
Net (loss) income from discontinued operations attributable to Visteon Corporation	0	14	(56)	(43)
Long-lived assets to be disposed, carrying value						$ 47

Asset Impairments and Restructuring Asset Impairments and Restructuring (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interiors [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Interiors [Member]	Dec. 31, 2009 Predecessor [Member] Interiors [Member]	Oct. 01, 2010 Predecessor [Member] Climate [Member]	Dec. 31, 2009 Predecessor [Member] Climate [Member]	Oct. 01, 2010 Predecessor [Member] Electronics [Member]	Dec. 31, 2009 Predecessor [Member] Electronics [Member]	Oct. 01, 2010 Predecessor [Member] Central [Member]	Dec. 31, 2009 Predecessor [Member] Central [Member]	Oct. 01, 2010 Predecessor [Member] 2010 Restructuring Actions [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2010 Restructuring Actions [Member] Employee Severance [Member]	Oct. 01, 2010 Predecessor [Member] 2010 Restructuring Actions [Member] Contract Termination and Equipment Relocation Costs [Member]	Oct. 01, 2010 Predecessor [Member] 2010 Restructuring Actions [Member] Equipment Relocation [Member]	Oct. 01, 2010 Predecessor [Member] 2010 Restructuring Actions [Member] Special Termination Benefits [Member]	Dec. 31, 2009 Predecessor [Member] 2010 Restructuring Actions [Member] Special Termination Benefits [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activities [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Consolidation of Electronics Operations in South America [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Two European Interors Facilities [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Two European Interors Facilities [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Closure of a North American Electronics Facility [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Closure of a North American Electronics Facility [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - North American Headquarters [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - North American Headquarters [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Consolidation of North American Lighting Operations [Member]	Dec. 31, 2009 Predecessor [Member] 2009 Restructuring Activity - Consolidation of North American Lighting Operations [Member] Employee Severance [Member]	Dec. 31, 2009 Predecessor [Member] United States [Member] 2009 Restructuring Activities [Member]	Dec. 31, 2009 Predecessor [Member] Other Countries [Member] 2009 Restructuring Activities [Member]	Dec. 31, 2009 Predecessor [Member] South America [Member] 2009 Restructuring Activities [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Interiors [Member]	Dec. 31, 2011 Successor [Member] Interiors [Member]	Dec. 31, 2010 Successor [Member] Climate [Member]	Dec. 31, 2011 Successor [Member] Climate [Member]	Dec. 31, 2010 Successor [Member] Electronics [Member]	Dec. 31, 2011 Successor [Member] Electronics [Member]	Dec. 31, 2010 Successor [Member] Central [Member]	Dec. 31, 2011 Successor [Member] Central [Member]	Dec. 31, 2011 Successor [Member] 2011 Climate Segment Restructuring Actions [Member] [Member]	Dec. 31, 2012 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member]	Dec. 31, 2011 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member]	Mar. 31, 2012 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member] Employee Severance [Member]	Dec. 31, 2011 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member] Employee Severance [Member]	Mar. 31, 2012 Successor [Member] 2011 Cadiz Electronics Plant Closure [Member] Facility Closing [Member]	Dec. 31, 2011 Successor [Member] 2011 Action on Two European Interiors Plants [Member] Employee Severance [Member]	Dec. 31, 2010 Successor [Member] 2010 Restructuring Actions [Member] Employee Severance [Member]	Dec. 31, 2011 Successor [Member] 2010 Restructuring Actions [Member] Employee Severance [Member]	Dec. 31, 2010 Successor [Member] 2010 Restructuring Actions [Member] Contract Termination and Equipment Relocation Costs [Member]	Dec. 31, 2011 Salaried Employee [Member] Successor [Member] 2011 Climate Segment Restructuring Actions [Member] [Member]	Dec. 31, 2011 Hourly Employee [Member] Successor [Member] 2011 Climate Segment Restructuring Actions [Member] [Member]
Restructuring Cost and Reserve [Line Items]
Long-lived assets to be disposed, carrying value			$ 182
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Beginning	26	43		39	64	21	49	0	3	13	4	5	8																					43		37		2		3		1
Expenses				20	84	6	22	1	5	2	13	11	44																				28	34	24	7	2	3	1	24	1										24
Reversals																																		(10)		(7)		(1)		(2)		0
Exchange				(1)		(1)				0		0																					(1)		(1)	2				(2)
Utilization				(37)	(109)	(9)	(50)	(1)	(8)	(13)	(4)	(14)	(47)	26	81	9																	(5)	(41)	(3)	(33)		(3)		(4)	(2)	(1)								4		1
Restructuring Reserve, Current Ending	26	43		21	39	17	21	0	0	2	13	2	5																				43	26	37	6	2	1	3	19	1
Restructuring and Related Cost, Number of Positions Eliminated																						170		300		120		550		300	180	200																					50	130
Restructuring expenses				14	80									14			6			34	4		13		11		10		4				27	24									3				24		7
Restructuring and Related Cost, Expected Number of Positions Eliminated																																											500
Restructuring and Related Cost, Expected Cost																																											20		47	29		14
Anticipated reimbursement from Ford																																												19
Cost Recovery																																		18
Reimbursment form Ford																																													4
Special termination benefits																		$ 2	$ 28

Inventories Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2010 Revaluation of Assets [Member]
Raw materials	$ 167	$ 120
Work-in-process	174	174
Finished goods	64	76
Inventory, Gross	405	370
Valuation Reserves	(24)	(6)
Inventory, Net	381	364
Increase in inventory related to fresh-start accounting			$ 26

Other Assets Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Recoverable taxes	$ 99	$ 80
Pledged accounts receivable	82	90
Deposits	40	35
Deferred tax assets	30	33
Prepaid assets	17	16
Other	36	13
Other current assets	$ 304	$ 267

Other Assets Schedule of Other Assets Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets	$ 18	$ 13
Income tax receivable	11	14
Deposits	7	24
Other	30	38
Other non-current assets	$ 66	$ 89

Property and Equipment Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Buildings and improvements [Member] years	Dec. 31, 2011 Machinery, equipment and other [Member] years	Dec. 31, 2011 Product tooling [Member] years	Dec. 31, 2010 Product tooling [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Product tooling [Member]	Dec. 31, 2011 Successor [Member] Product tooling [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Product tooling [Member]	Dec. 31, 2009 Predecessor [Member] Product tooling [Member]	Dec. 31, 2010 Lighting [Member] Successor [Member]	Dec. 31, 2011 Lighting [Member] Successor [Member]	Oct. 01, 2010 Lighting [Member] Predecessor [Member]	Dec. 31, 2009 Lighting [Member] Predecessor [Member]
Property, Plant and Equipment [Line Items]
Land	$ 184	$ 207
Buildings and improvements	311	312
Machinery, equipment and other	985	935
Construction in progress	106	93
Total property and equipment	1,586	1,547
Accumulated depreciation	(254)	(55)
Property and equipment, net, before product tooling	1,332	1,492
Property and equipment, net	1,412	1,576			80	84
Estimated useful life, minimum				3
Estimated useful life, maximum				15
Estimated useful life, average			40		6
Asset impairment charges	60
Depreciation							55	254			191	326
Amortization									7	17			16	26
Depreciation and amortization							62	271			207	352			3	19	22	45
Accelerated depreciation												$ 53

Non-Consolidated Affiliates Non-Consolidated Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Yanfeng [Member]	Dec. 31, 2010 Yanfeng [Member]	Dec. 31, 2009 Yanfeng [Member]	Dec. 31, 2011 All Other Non-consolidated Affiliates [Member]	Dec. 31, 2010 All Other Non-consolidated Affiliates [Member]	Dec. 31, 2009 All Other Non-consolidated Affiliates [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Schedule of Equity Method Investments [Line Items]
Investments in net assets of non-consolidated affiliates	$ 644	$ 439
Equity in net income of non-consolidated affiliates										41	168	105	81
Undistributed income of non-consolidated affiliates included in retained earnings	165	41
Acquisitions in joint ventures	26
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	50
Amortization period of difference between carrying amount and underlying equity, minimum	10
Amortization period of difference between carrying amount and underlying equity, maximum	15
Current assets				1,282	1,066		652	319
Other assets				637	502		290	195
Total assets				1,919	1,568		942	514
Current liabilities				995	884		574	287
Other liabilities				15	19		24	16
Shareholders' equity				909	665		344	211
Total liabilities and shareholders' equity				1,919	1,568		942	514
Net sales	4,695	3,466	2,163	3,014	2,573	1,452	1,681	893	711
Gross margin	649	540	326	473	398	217	176	142	109
Net income	336	289	160	246	218	118	90	71	42
Restricted net assets, consolidated affiliates	135	117
Restricted vet assets, non-consolidated affiliates	$ 644	$ 439

Intangible Assets Schedule of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 350	$ 343
Accumulated Amortization	11	51
Net Carrying Value	339	292
Net Carrying Value, Goodwill	38	36
Net Carrying Value, Trade names	25	25
Net Carrying Value, Goodwill and indefinite-lived intangible assets	63	61
Amortization expense	11	45
Finite-lived Intangible Assets, Amortization Expenses, Discontinued Operations	1	2
Future Amortization Expense, Year One		41
Future Amortization Expense, Year Two		40
Future Amortization Expense, Year Three		40
Future Amortization Expense, Year Four		40
Future Amortization Expense, Year Five		39
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	214	204
Accumulated Amortization	7	32
Net Carrying Value	207	172
Weighted-Average Useful Life (years)		8
Customer related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	121	119
Accumulated Amortization	3	16
Net Carrying Value	118	103
Weighted-Average Useful Life (years)		9
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	15	20
Accumulated Amortization	1	3
Net Carrying Value	$ 14	$ 17
Weighted-Average Useful Life (years)		33

Other Liabilities Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Customer Accomodation Support And Other Agreement [Member]
Product warranty and recall reserves	$ 42	$ 44
Non-income taxes payable	41	41
Income taxes payable	29	38
Restructuring reserves	26	43
Payables to related parties	24	8
Deferred income	21	6	14
Foreign currency hedges	16	0
Accrued reorganization items	9	97
Accrued interest payable	7	11
Other accrued liabilities	52	77
Other current liabilities	267	365
Income tax reserves	97	96
Deferred income	42	20	37
Non-income taxes payable	41	43
Product warranty and recall reserves	24	31
Other accrued liabilities	21	27
Other non-current liabilities	225	217
Revenue recognized associated with customer accommodation agreement deferred revenue			23
Expected revenue recognition in year one			14
Expected revenue recognition in year two			12
Expected revenue recognition in year three			11
Expected revenue recognition in year four			8
Expected revenue recognition in year five			$ 5

Debt Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended	3 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Aug. 18, 2010	Nov. 16, 2009	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Dec. 31, 2011 Unsecured Debt [Member]	Jun. 30, 2011 Term Loan [Member]	Apr. 06, 2011 Term Loan [Member]	Dec. 31, 2010 Term Loan [Member]	Oct. 01, 2010 Term Loan [Member]	Dec. 31, 2011 Other Long-term Debt [Member]	Dec. 31, 2010 Other Long-term Debt [Member]	Dec. 31, 2011 Current Portion of Long-term Debt [Member]	Dec. 31, 2010 Current Portion of Long-term Debt [Member]	Dec. 31, 2011 Other Short-term Debt [Member]	Dec. 31, 2010 Other Short-term Debt [Member]	Dec. 31, 2011 Asset-backed Securities [Member]
Debt Instrument [Line Items]
Short-term debt	$ 87	$ 78				$ 87	$ 73
Long-term debt	512	483
Short-term Debt, Weighted Average Interest Rate															5.30%	6.10%	4.10%	3.40%
Current portion of long-term debt	1	7
Other - short-term	86	71																	8
Long-term debt, Weighted Average Interest Rate								6.75%			8.00%		10.20%	11.20%
6.75% senior notes due April 15, 2019	494
Term loan		472
Other	18	11				18	11
Total long-term debt	512	483
Total debt	599	561				105	84
Debt Instrument, Face Amount								500		498		500
Debt Instrument, Maturity Date								Apr 15, 2019
Loss on debt extinguishment									24
Unamortized debt discount and issuance costs										21		10
Line of credit facility capacity increase	20
Total facility size	220
Revolver amount available for borrowing	220
Amended LOC Agreement facility capacity			15
Facility capacity per LOC Agreement					40
Percent of Collateral to The Aggregated Stated Amount of The LOCs	103.00%
Outstanding letters of credit	11	15
Working capital facility availability						200
Servicing fee on receivables sold																			30 basis points
Financing fee on advanced portion																			75 basis points
Pledged Receivables	82	90
Facility Size Per DIP Credit Agreement	150
DIP Credit Facility, Outstanding				75
Debt maturities in next twelve months	87
Debt maturitites in year two	9
Debt maturities in year three	3
Debt maturities in year four	4
Debt maturities in year five	1
Debt mature year six and thereafter	495
Fair value of debt	$ 587	$ 566

Employee Retirement Benefits Benefit Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended
Dec. 31, 2011	Oct. 01, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Restructuring Charges [Member] Predecessor [Member]	Oct. 01, 2010 Restructuring Charges [Member] Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Restructuring Charges [Member] Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Restructuring Charges [Member] Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Termination of OPEB plans for Connersville and Bedford Hourly Employees [Member] Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Termination of OPEB plans for Connersville and Bedford Hourly Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Termination of OPEB plans for Connersville and Bedford Hourly Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Sep. 16, 2010 Reinstatement Of Benefit For Certain Former Employees At Connersville And Bedford Facilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010
Reinstatement Of Benefit For Certain Former Employees At Connersville And Bedford Facilities [Member]
Predecessor [Member]
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
																																	Oct. 01, 2010 Court Approval Of Ach Terminiation Agreement [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Termination of OPEB Plans for North Penn Hourly Employees [Member] Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Termination of OPEB Plans for North Penn Hourly Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Reinstatement of OPEB Benefits for North Penn Hourly Employees [Member] [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Termination of OPEB Plans for Salaried/Other Employees [Member] Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Termination of OPEB Plans for Salaried/Other Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Termination of OPEB Plans for Salaried/Other Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Reinstatement of OPEB Benefits for Salaried/Other Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Termination Of Employees Formerly Leased To Ach And Other Us Reductions [Member] Predecessor [Member]	Dec. 31, 2009 Elimination Of Medical Prescription Drug And Life Insurance [Member]	Dec. 31, 2009 Employee Reductions Under Previously Announced Restructuring Actions [Member]	Dec. 31, 2009 Employee Reductions In UK [Member]	Dec. 31, 2009 Mexico Employee Reductions Under Previously Announced Restructuring Actions [Member]
Defined Benefit Plan Disclosure [Line Items]
Increased Benefit Liabilities Due To Affordability Reconciliation Act			$ 6
Increase (Decrease) in Postretirement Obligations																																	9
Amount Released From Opeb And Pension Liabilities Due To Ford Release Agreement		100
U.S Defined Contribution Plan Matching Contributions	100.00%
Defined Contribution Plan, matching contribution expenses				1	5									3	4
Termination						(146)	(2)																					(1)	(206)	(42)				(56)	(125)		(89)	(1)	(153)
Reinstatement																306																150				62				94
Net reduction to postretirement expense				(146)										(26)	(195)
Benefit Expenses
Service cost								2		5	2		6				1		7	13		4	7
Interest cost								18		73	6		28			3	18		56	74		19	31
Expected return on plan assets								(19)		(75)	(5)		(18)						(55)	(79)		(14)	(26)
Amortization of:
Plan amendments																(374)	(75)		(2)	(2)		1	2
Losses and other																43	18		2	1
Special termination benefits										3									1	6				28	2	12	9
Curtailments										(1)							(161)		(14)	(2)			5																		(14)	(153)	(10)	6	(1)
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements																(1)
Visteon sponsored plan net pension expense/(income)								1		5	3		16						(5)	11		10	19
Expense for certain salaried employees whose pensions are partially covered by Ford																(15)	(8)		1	10
Employee retirement benefit expenses excluding restructuring						(146)	(2)	1		5	3		16			(38)	(207)		(4)	21		10	19
Other																										7
Pension and other postretirement benefit expense						(146)	(2)									(23)	(199)								2	19	9
Fresh-start accounting adjustments																128			(138)			(107)
Discount rate for expense						4.65%	5.00%	5.30%		5.50%	5.40%		5.95%			5.65%	6.05%		5.90%	6.35%		6.10%	6.05%
Rate of increase in compensation								3.50%		3.50%	3.40%		3.55%						3.50%	3.25%		3.50%	3.15%
Assumed long-term rate of return on assets								7.70%	7.00%	7.50%	5.60%	5.05%	5.40%					7.70%	7.70%	8.10%	5.55%	6.00%	6.70%
Settlement For Iuecwa																															$ 12

Employee Retirement Benefits Health and LIfe Benefits (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended
Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Employee Reductions In Uk And Mexico Employee Reductions Under Previously Announced Restructuring Actions [Member]	Dec. 31, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2008 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010
Predecessor [Member]
Reinstatement Of Benefit For Certain Former Employees At Connersville And Bedford Facilities [Member]
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
												Oct. 01, 2010 Predecessor [Member] Reinstatement of OPEB Benefits for North Penn Hourly Employees [Member] [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Reinstatement of OPEB Benefits for Salaried/Other Employees [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Health And Life Insurance Benefits [Abstract]
Service cost									$ 1
Interest cost								3	18
Reinstatement of benefits								306			150	62	94
Amortization [Abstract]
Plan amendments								(374)	(75)
Losses and other								43	18
Curtailments									161
Reduction in benefit obligations due to curtailments			2
Settlements								(1)
Pension and Other Postretirement Benefit Expense				(146)		(2)		(23)	(199)
Expense for certain salaried employees whose pensions are partially covered by Ford								(15)	(8)
Employee retirement benefit expenses excluding restructuring				(146)		(2)		(38)	(207)
Fresh-start accounting adjustments								$ 128
Discount rate for expense				4.65%		5.00%		5.65%	6.05%
Initial health care cost trend rate	8.00%			8.00%	8.00%	8.50%		9.00%	8.33%
Ultimate health care cost trend rate	5.10%			5.10%	5.00%	5.00%		5.00%	5.00%
Year ultimate health care cost trend rate reached		2015		2017		2018	2015		2017	2014

Employee Retirement Benefits Change in Benefit Obligation (Details) (USD $)	12 Months Ended				3 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended																		3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Jan. 31, 2009 Agreement With Pension Benefit Guaranty Corporation [Member]	Dec. 31, 2009 Employee Reductions In Uk And Mexico Employee Reductions Under Previously Announced Restructuring Actions [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Other non-current assets [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Other non-current assets [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Accrued employee liabilities [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Accrued employee liabilities [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Accrued employee liabilities [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Accrued employee liabilities [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Accrued employee liabilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Accrued employee liabilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Employee benefits [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Employee benefits [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Employee benefits [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Employee benefits [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Employee benefits [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Employee benefits [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Other current liabilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2008 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Other non-current assets [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Accrued employee liabilities [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Accrued employee liabilities [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Accrued employee liabilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Employee benefits [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Employee benefits [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Employee benefits [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation		$ 1,900,000,000	$ 1,740,000,000	$ 1,820,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		1,620,000,000	1,610,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		1,610,000,000	1,560,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets		1,190,000,000	1,140,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation Beginning Balance									1,407,000,000	1,480,000,000	1,360,000,000	486,000,000	466,000,000	445,000,000	171,000,000	10,000,000	17,000,000																	1,407,000,000	1,301,000,000		486,000,000	435,000,000		66,000,000
Service cost									2,000,000		5,000,000	2,000,000		6,000,000																					7,000,000	13,000,000		4,000,000	7,000,000		1,000,000
Interest cost									18,000,000		73,000,000	6,000,000		28,000,000																					56,000,000	74,000,000		19,000,000	31,000,000	3,000,000	18,000,000
Participant contributions														1,000,000
Reinstatement of liability																																								305,000,000
Amendments/other															(145,000,000)		(2,000,000)																		(21,000,000)			1,000,000		(187,000,000)
Actuarial loss/(gain)									(44,000,000)		141,000,000	(39,000,000)		3,000,000	(1,000,000)																				136,000,000			49,000,000		(4,000,000)
Special termination benefits											3,000,000																								3,000,000
Curtailments, net								2,000,000			(26,000,000)																								(22,000,000)			(1,000,000)
Settlements														(1,000,000)																					(2,000,000)
Foreign exchange translation												(6,000,000)		(15,000,000)																								(10,000,000)
Transfers in														17,000,000
Benefits paid									(23,000,000)		(76,000,000)	(4,000,000)		(18,000,000)	(8,000,000)		(5,000,000)																		(51,000,000)			(11,000,000)		(12,000,000)
Benefit Obligation Ending Balance									1,360,000,000		1,480,000,000	445,000,000		466,000,000	17,000,000		10,000,000																		1,407,000,000	1,301,000,000		486,000,000	435,000,000	171,000,000	66,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets - beginning									1,035,000,000	1,151,000,000	996,000,000	330,000,000	348,000,000	337,000,000																				1,035,000,000	913,000,000		330,000,000	315,000,000
Actual return on plan assets									(14,000,000)		172,000,000	8,000,000		20,000,000																					174,000,000			23,000,000
Sponsor contributions	70,000,000						10,500,000				63,000,000	6,000,000		19,000,000	8,000,000		5,000,000																		1,000,000			11,000,000		12,000,000
Foreign exchange translation												(3,000,000)		(14,000,000)																								(8,000,000)
Settlements														(1,000,000)
Transfers in														4,000,000
Benefits paid/other									(25,000,000)		(80,000,000)	(4,000,000)		(18,000,000)	(8,000,000)		(5,000,000)																		(53,000,000)			(11,000,000)		(12,000,000)
Plan assets - ending									996,000,000		1,151,000,000	337,000,000		348,000,000																					1,035,000,000	913,000,000		330,000,000	315,000,000
Funded status at end of period									(364,000,000)		(329,000,000)	(108,000,000)		(118,000,000)	(17,000,000)		(10,000,000)																		(372,000,000)			(156,000,000)		(171,000,000)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent																			4,000,000	6,000,000																							5,000,000
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities																					(3,000,000)	(2,000,000)	(3,000,000)	(3,000,000)	(2,000,000)	(3,000,000)							(6,000,000)											(2,000,000)	(3,000,000)	(31,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent																											(326,000,000)	(362,000,000)	(119,000,000)	(111,000,000)	(8,000,000)	(8,000,000)															(370,000,000)	(158,000,000)	(140,000,000)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax									(9,000,000)		15,000,000	(42,000,000)		(40,000,000)
Accumulated other comprehensive income/(Loss)		$ 25,000,000	$ 51,000,000						$ (9,000,000)		$ 15,000,000	$ (42,000,000)		$ (40,000,000)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate									5.55%		4.85%	5.95%		5.85%	5.00%		4.10%																		5.30%			5.40%		4.65%
Defined Benefit Plan, Expected Return on Plan Assets									7.70%	7.00%	7.50%	5.60%	5.05%	5.40%																				7.70%	7.70%	8.10%	5.55%	6.00%	6.70%
Rate of increase in compensation									3.50%			3.55%		3.45%																					3.50%			3.45%
Initial health care cost trend rate					8.00%										8.00%	8.00%	8.50%																							9.00%	8.33%
Ultimate health care cost trend rate					5.10%										5.10%	5.00%	5.00%																							5.00%	5.00%
Year ultimate health care cost trend rate reached						2015									2017		2018	2015																							2017	2014

Employee Retirement Benefits Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial loss (gain)	$ (9)	$ 23	$ (42)	$ 2	$ (1)	$ (5)	$ 41	$ (4)
Prior service (credit)/cost					(150)	(21)	1	(187)
Fresh-start adjustments						(138)	(107)	128
Reclassification to net income		1			151	14	(1)	332
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ (9)	$ 24	$ (42)	$ 2		$ (150)	$ (66)	$ 269

Employee Retirement Benefits Future Benefit Payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Jan. 31, 2009 Agreement With Pension Benefit Guaranty Corporation [Member]	Dec. 31, 2011 Agreement With Pension Benefit Guaranty Corporation [Member]	Sep. 29, 2009 Agreement With Pension Benefit Guaranty Corporation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Sponsor contributions	$ 70						$ 10.5
Letters of Credit Outstanding, Amount		11	15				15		15
Guarantor Obligations, Maximum Exposure		36					30	30
Pension Contributions	70							15
Stock Contributed to Pension, Shares	1,453,489
Pension Contributions In Excess Of Statutory Requirement	10
2012				72	15	2
2013				69	17
2014				69	17
2015				68	18
2016				68	19
Years 2017 - 2021				354	116	1
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				$ 3	$ 16	$ 2

Employee Retirement Benefits Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity securities Target Allocation	40.00%
Fixed income Target Allocation	30.00%
Alternative strategies Target Allocation	30.00%
Total Target Allocation	100.00%
Equity securities Plan Allocation		38.00%	41.00%
Fixed income Plan Allocation		22.00%	24.00%
Alternative strategies Plan Allocation		34.00%	33.00%
Cash Plan Allocation		6.00%	2.00%
Total Plan Allocation		100.00%	100.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity securities Target Allocation	9.00%
Fixed income Target Allocation	83.00%
Alternative strategies Target Allocation	5.00%
Cash Target Allocation	3.00%
Total Target Allocation	100.00%
Equity securities Plan Allocation		9.00%	14.00%
Fixed income Plan Allocation		83.00%	78.00%
Alternative strategies Plan Allocation		5.00%	5.00%
Cash Plan Allocation		3.00%	3.00%
Total Plan Allocation		100.00%	100.00%

Stock-Based Compensation Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Business Days Following Effective Date That Grant Date Fair Value Was Estimated From		5 days
Expected Term		6
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		6
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted weighted average grant date fair value	$ 57.93	$ 49.83
Successor [Member] | 2010 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2010 Incentive Plan, number of shares authorized		5,600,000
Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 34.45
Successor [Member] | 2010 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,246,000
Awards granted weighted average grant date fair value	$ 57.93
Share-based compensation expense	$ 20	$ 31
Unrecognized compensation expense		21
Weighted average remaining vesting period		1.75
Successor [Member] | 2010 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	421,000	1,000
Awards granted weighted average grant date fair value	$ 57.93	$ 49.83
Share-based compensation expense	9	7
Cash payments		4
Unrecognized compensation expense		3
Weighted average remaining vesting period		1.35
Successor [Member] | 2010 Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		8
Unrecognized compensation expense		9
Weighted average remaining vesting period		1.8
Successor [Member] | 2010 Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		94,000
Awards granted weighted average grant date fair value		$ 17.58
Share-based compensation expense		1
Unrecognized compensation expense		1
Weighted average remaining vesting period		1.45
Successor [Member] | Accrued employee liabilities [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs recorded liability		4
Successor [Member] | Employee benefits [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs recorded liability		5
Successor [Member] | Employee benefits [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs recorded liability		$ 1

Stock-Based Compensation RSAs and RSUs (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 31, 2011 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Restricted Stock [Member]	Dec. 31, 2009 Predecessor [Member] Restricted Stock [Member]	Oct. 01, 2010 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] 2010 Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2010 Successor [Member] 2010 Incentive Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Accrued employee liabilities [Member] Successor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Employee benefits [Member] Successor [Member] Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs recorded liability															$ 4	$ 5
Unrecognized compensation expense												21		3
Weighted average remaining vesting period												1.75		1.35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested at beginning of period					934,000	1,180,000	2,111,000	4,146,000				1,035,000		357,000
Granted											1,246,000		421,000	1,000
Vested					(15,000)	(42,000)	(5,000)	(1,678,000)			(211,000)	(345,000)	(64,000)	(93,000)
Forfeited					(919,000)	(204,000)	(2,106,000)	(357,000)				(34,000)		(8,000)
Non-vested at end of period						934,000		2,111,000			1,035,000	656,000	357,000	257,000
Weighted average grant date fair value		$ 3.8		$ 4.6					$ 57.93	$ 57.92
Awards granted weighted average grant date fair value									$ 57.93	$ 49.83	$ 57.93		$ 57.93	$ 49.83
Vested Weighted Average Grant Date Fair Value	$ 7.05	$ 6.08							$ 57.93	$ 57.93
Forfeited Weighted Average Grant Date Fair Value		$ 4.49	$ 3.39							$ 57.93
Share-based compensation expense											20	31	9	7
Cash payments														$ 4

Stock-Based Compensation Stock Options and SARs (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member] years	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Successor [Member] Price Range One [Member] years	Dec. 31, 2011 Successor [Member] Price Range Two [Member] years	Dec. 31, 2011 Successor [Member] Price Range Three [Member] years	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member]	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2011 Successor [Member] 2010 Incentive Plan [Member] Stock Appreciation Rights (SARs) [Member]	Oct. 01, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2009 Predecessor [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2008 Predecessor [Member] Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Employee benefits [Member] Successor [Member] Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining vesting period									1.8	1.45
SARs recorded liability																		$ 1
Expected Term	6	6
Expected volatility	46.37%	50.30%
Risk-free interest rate	2.59%	0.98%
Expected dividend yield	0.00%	0.00%
Options granted								482,000
Option expiration date									10	10
Option expiration date	10 years
Awards granted weighted average grant date fair value										$ 17.58
Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 34.45
Weighted average grant date fair value													$ 3.8	$ 4.6		$ 5.6	$ 6.07
Stock Options and SARs outstanding by exercise price range			474,000		15,000	24,000	435,000
Weighted average remaining life by exercise price range					9.81	9.45	9.25
Weighted average exercise price by exercise price range					$ 48.85	$ 60.97	$ 74.08
Outstanding SARs Weighted Average Exercise Price				$ 74.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Options Beginning Period												10,506,000	11,999,000
Granted Options			482,000
Forfeited or expired Options			(92,000)									(10,506,000)	(1,493,000)
Outstanding Options Ending Period			390,000										10,506,000
Outstanding Options Weighted Average Exercise Price			$ 72.26										$ 10.7	$ 10.7
Granted Options Weighted Average Exercise Price			$ 72.6
Forfeited or expired Options Weighted Average Exercise Price			$ 74.08									$ 10.7	$ 10.64
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non-vested at beginning of period															10,542,000	12,897,000
Granted										94,000
Forfeited or expired SARS				(10,000)											(10,542,000)	(2,355,000)
Non-vested at end of period				84,000												10,542,000
Vesting period	3 years								3	3
Granted SARS Weighted Average Exercise Price				$ 74.08
Forfeited or expired SARs Weighted Average Exercise Price				$ 74.08											$ 5.6	$ 8.27
Share-based compensation expense									8	1	1
Unrecognized compensation expense									$ 9	$ 1

Other (Income) Expense, Net Other (Income) Expense, Net (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Oct. 01, 2010	Dec. 31, 2009	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Atlantic Automotive Components, L.L.C. [Member] Predecessor [Member]
UK Administration Recovery				$ (18)
Transformation costs				7
Reorganization-Related Costs, Net			14	8	129	60
(Gain) Loss on Sale of Assets			(1)	(2)	22		21
Gain on sale-leaseback						(20)
Other (Income) Expense, Net			13	(5)	22	(20)
Sale-leaseback deferred gain recognized						30
Leasehold improvements associated with sale-leaseback						$ 10

Income Taxes Income Taxes (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2010	Sep. 30, 2011	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Foreign subsidiary [Member]	Dec. 31, 2011 Domestic Country [Member]	Dec. 31, 2011 Foreign Country [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2010 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Revaluation of Assets [Member]	Dec. 31, 2009 Spain [Member]	Dec. 31, 2011 Domestic Country Foreign Country And Foreign Country Witholding Taxes [Member]	Dec. 31, 2011 Non-U.S. withholding taxes [Member] Successor [Member]	Dec. 31, 2011 U.S. and non U.S. income taxes related to the planned repatriation of earnings from foreign affiliates [Member] Successor [Member]	Dec. 31, 2011 Income taxes related to the planned repatriation of earnings from foreign affiliates [Member] Successor [Member]	Dec. 31, 2011 Foreign rate differential [Member] Successor [Member]	Dec. 31, 2011 U.S. jurisdictions with valuation allowance [Member]	Dec. 31, 2011 Non U.S. jurisdictions with current valuation allowance [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Provision for income taxes			$ (5,000,000)	$ (17,000,000)	$ 0	$ 8,000,000																				$ 5,000,000		$ 17,000,000	$ 8,000,000
U.S. statutory tax rate					35.00%
Total provision for income taxes											24,000,000	127,000,000		148,000,000	72,000,000											24,000,000	127,000,000	148,000,000	72,000,000
Decrease in unrecognized tax benefits						56,000,000					1,000,000	1,000,000
Total deferred											(9,000,000)	(1,000,000)		43,000,000	(15,000,000)		47,000,000
Cash Settlement With Taxing Authorities						3,000,000
Tax Expense Related To Visteon UK Limited Deconsolidation Gain						18,000,000
Income Attributable To UK Not Subject To Tax						1,300,000,000
Tax Benefits Of Loss Attributable To UK Administration						1,200,000,000
Deferred Tax Liabilities			331,000,000		154,000,000														74,000,000
Deferred Tax Assets, Net			187,000,000		15,000,000		18,000,000		31,000,000
Income Tax Expense From Increase In Valuation Allowance		8,000,000																12,000,000
Impairment of Long-Lived Assets to be Disposed of			0	0	66,000,000	(1,000,000)																		16,000,000	50,000,000
Non-U.S. net operating loss carryfowards									1,300,000,000
U.S. foreign tax credit carryforwards								320,000,000	9,000,000
Foreign Tax Credit Carryforward Minimum Expiration Date					5 years
Operating Loss Carryforwards								1,200,000,000		19,000,000
Us Tax Attributes That Will Expire Unutilized	825,000,000
Valuation Allowances					1,700,000,000			1,200,000,000	486,000,000
Unrecognized Tax Benefits			131,000,000		123,000,000						131,000,000	123,000,000	126,000,000		190,000,000	126,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			74,000,000		69,000,000
Accrued interest and penalties			22,000,000		28,000,000
Estimated interest and penalties			3,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound					1,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound					3,000,000
Income Tax Reconciliation, Foreign Income Tax Rate Differential											(4,000,000)	52,000,000		(4,000,000)	(3,000,000)					34,000,000	55,000,000	56,000,000	37,000,000
Reduction In Tax Attributes Due To Excludable Codi			60,000,000
Annual Limitations Under Irc Sections 382 and 383					$ 120,000,000

Income Taxes Provision For Income Taxes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Domestic Country [Member]	Dec. 31, 2009 Predecessor [Member] Domestic Country [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Country [Member]	Dec. 31, 2009 Predecessor [Member] Foreign Country [Member]	Oct. 01, 2010 Predecessor [Member] State and Local Jurisdiction [Member]	Dec. 31, 2009 Predecessor [Member] State and Local Jurisdiction [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Domestic Country [Member]	Dec. 31, 2011 Successor [Member] Domestic Country [Member]	Dec. 31, 2010 Successor [Member] Foreign Country [Member]	Dec. 31, 2011 Successor [Member] Foreign Country [Member]	Dec. 31, 2010 Successor [Member] State and Local Jurisdiction [Member]	Dec. 31, 2011 Successor [Member] State and Local Jurisdiction [Member]
Total income (loss) before income taxes	$ 1,022	$ 184	$ 425	$ (1,250)	$ 597	$ 1,434			$ 83	$ 113	$ 21	$ (141)	$ 62	$ 254
Current Federal Tax Expense (Benefit)			5	4							1	1
Current Foreign Tax Expense (Benefit)					80	90							28	126
Current State and Local Tax Expense (Benefit)							3	1							(1)	1
Current tax provision	88	95							28	128
Deferred Federal Income Tax Expense (Benefit)			2	5							(1)	1
Deferred Foreign Income Tax Expense (Benefit)					42	(16)							(8)	(2)
Deferred State and Local Income Tax Expense (Benefit)							(1)	(4)
Total deferred	43	(15)							(9)	(1)
Total provision for income taxes	$ 131	$ 80							$ 19	$ 127

Income Taxes Tax Reconcillation (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Income Tax Law Change In Korea [Member] Successor [Member]	Dec. 31, 2011 Income Tax Law Change In Michigan [Member] Successor [Member]	Oct. 01, 2010 Revaluation of Assets [Member] Predecessor [Member]
Income Attributable To UK Not Subject To Tax		$ 1,300,000,000
Cash Settlement With Taxing Authorities		3,000,000
Tax Expense Related To Visteon UK Limited Deconsolidation Gain		18,000,000
U.S. statutory tax rate	35.00%
Income (loss) before income taxes, excluding equity in net income of non-consolidated affiliates, multiplied by the U.S. statutory of xx%			29,000,000	40,000,000	358,000,000	64,000,000
Impact of foreign operations, including withholding taxes			(4,000,000)	52,000,000	(4,000,000)	(3,000,000)
State and local income taxes			(1,000,000)	4,000,000	1,000,000	(22,000,000)
Tax reserve adjustments			1,000,000	22,000,000	(1,000,000)	(52,000,000)
Impact of U.K. Administration						(444,000,000)
Change in valuation allowance			(6,000,000)	202,000,000	(753,000,000)	521,000,000
Fresh-start accounting adjustments and reorganization items, net				(215,000,000)	553,000,000	22,000,000
Impact of tax law change				18,000,000		10,000,000	6,000,000	12,000,000
Liquidation of consolidated foreign affiliate						(17,000,000)
Other				4,000,000	(23,000,000)	1,000,000
Total provision for income taxes			19,000,000	127,000,000	131,000,000	80,000,000
Deferred Income Tax Expense (Benefit)			(9,000,000)	(1,000,000)	43,000,000	(15,000,000)			47,000,000
Tax Benefits Of Loss Attributable To UK Administration		$ 1,200,000,000

Income Taxes Deferred Tax Assets And Liabilities (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2010 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Dec. 31, 2009 Spain [Member]	Dec. 31, 2011 Domestic Country [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member]	Dec. 31, 2011 Foreign Country [Member]
Valuation Allowances and Reserves, Balance				$ 1,700,000,000								$ 1,200,000,000		$ 486,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		74,000,000		69,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		22,000,000		28,000,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign														1,300,000,000
Components of Deferred Tax Assets and Liabilities [Abstract]
Employee benefit plans		139,000,000		134,000,000
Capitalized expenditures for tax reporting		135,000,000		111,000,000
Net operating losses and carryforwards		1,097,000,000		1,174,000,000
All other		279,000,000		253,000,000
Subtotal		1,650,000,000		1,672,000,000
Valuation allowance		(1,463,000,000)		(1,657,000,000)
Total deferred tax assets		187,000,000		15,000,000										31,000,000
Deferred Tax Liabilities, Property, Plant and Equipment		74,000,000		1,000,000
All other		257,000,000		153,000,000
Total deferred tax liabilities		331,000,000		154,000,000
Net deferred tax liabilities		144,000,000		139,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	8,000,000										12,000,000
Impairment of Long-Lived Assets to be Disposed of		0	0	66,000,000	(1,000,000)
Reconciiation of Unrecognized Tax Benefits [Abstract]
Unrecognized Tax Benefits Beginning balance				131,000,000			131,000,000	126,000,000	190,000,000	126,000,000
Tax positions related to current periods
Additions						7,000,000	17,000,000		13,000,000
Tax positions related to prior periods
Additions						3,000,000	3,000,000		2,000,000
Reductions						(1,000,000)	(21,000,000)		(58,000,000)
Settlements with tax authorities					(56,000,000)	(1,000,000)	(1,000,000)
Lapses in statue of limitations						(2,000,000)	(1,000,000)		(18,000,000)
Effect of exchange rate changes						(1,000,000)	(5,000,000)		(3,000,000)
Unrecognized Tax Benefits Ending balance		131,000,000		123,000,000		131,000,000	123,000,000	126,000,000		126,000,000
U.S. foreign tax credit carryforwards												320,000,000		9,000,000
Operating Loss Carryforwards												1,200,000,000	19,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound				1,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound				3,000,000
Estimated interest and penalties		$ 3,000,000

Shareholders' Equity and Noncontrolling Interests Shareholders' Equity and Noncontrolling Interests (Details) (USD $)	9 Months Ended	12 Months Ended			9 Months Ended				10 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended		9 Months Ended
	Oct. 01, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2010 Successor Common Stock to Holders of Pre-petition Notes [Member]	Oct. 01, 2010 Successor Common Stock to Certain Holders [Member]	Dec. 31, 2011 Halla Climate Control Corporation [Member]	Dec. 31, 2010 Halla Climate Control Corporation [Member]	Oct. 31, 2011 Duckyang Industry Co. Ltd. [Member]	Dec. 31, 2011 Duckyang Industry Co. Ltd. [Member]	Dec. 31, 2010 Duckyang Industry Co. Ltd. [Member]	Dec. 31, 2011 Visteon Interiors Korea Ltd. [Member]	Dec. 31, 2010 Visteon Interiors Korea Ltd. [Member]	Dec. 31, 2011 Other Entity [Member]	Dec. 31, 2010 Other Entity [Member]	Dec. 31, 2011 5-Year Warrants [Member]	Oct. 01, 2010 5-Year Warrants [Member]	Dec. 31, 2011 10-year Warrants [Member]	Oct. 01, 2010 10-year Warrants [Member]	Oct. 01, 2010 Restricted Stock Under A Post-emergence Share-based Incentive Compensation Program [Member]
Stock Issued During Period, Shares	45,000,000				2,500,000	1,000,000
Proceeds from rights offering	$ 1,250,000,000
Class of Warrant, Outstanding																1,549,345	1,552,774	476,034	2,355,000
Exercise Price of Warrants or Rights																$ 58.8	$ 58.8	$ 9.66	$ 9.66
Restricted stock issued																				1,200,000
Treasury Stock, Shares			640,000	500,000
Stock Warrants, Fair Value																	3.62		15
Stock Contributed to Pension, Shares		1,453,489
Value of company stock contributed to pension		70,000,000
Interest in Halla							70.00%
Percentage of ownership sold									1.00%
Percentage of ownership before transaction									51.00%
Total assets			4,969,000,000	5,208,000,000					217,000,000
Total liabilities									159,000,000
Non-controlling interests			690,000,000	690,000,000			660,000,000	633,000,000	29,000,000		28,000,000	20,000,000	19,000,000	10,000,000	10,000,000
Percentage of ownership after transaction									50.00%
Fair value of equity in net assets of non-consolidated affiliates									33,000,000
Remeasurement gain										4,000,000
Foreign currency translation adjustments			(41,000,000)	1,000,000
Pension and other postretirement benefit adjustments, net of tax			25,000,000	51,000,000
Unrealized hedging losses and other			(9,000,000)	(2,000,000)
Accumulated other comprehensive (loss) income			(25,000,000)	50,000,000					1,000,000
Deconsolidation gain			8,000,000
Net sales									588,000,000
Cost of sales									$ 580,000,000
Warrants, Expiration Date																5 years		10 years

Earnings Per Share Earnings Per Share Table (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended				4 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Mar. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Numerator:
Income from continuing operations					$ 37	$ 26	$ 35	$ 86	$ 38	$ 136	$ 1,063	$ (164)	$ (198)	$ 225	$ 926	$ 171
Income (loss) from discontinued operations	0	14	(56)	(43)				0		(56)					14	(43)
Net income attributable to Visteon								$ 86		$ 80					$ 940	$ 128
Denominator:
Average common stock outstanding								50,200,000		51,200,000					130,300,000	130,400,000
Dilutive effect of warrants								1,500,000		800,000					0	0
Diluted shares								51,700,000		52,000,000					130,300,000	130,400,000
Earnings per share attributable to Visteon:
Continuing operations					$ 0.72	$ 0.51	$ 0.69	$ 1.71	$ 0.75	$ 2.65		$ (1.27)	$ (1.53)	$ 1.73	$ 7.1	$ 1.31
Discontinued operations								$ 0		$ (1.09)					$ 0.11	$ (0.33)
Basic								$ 1.71		$ 1.56					$ 7.21	$ 0.98
Continuing operations					$ 0.71	$ 0.5	$ 0.67	$ 1.66	$ 0.75	$ 2.62		$ (1.27)	$ (1.53)	$ 1.73	$ 7.1	$ 1.31
Discontinued operations								$ 0		$ (1.08)					$ 0.11	$ (0.33)
Diluted								$ 1.66		$ 1.54					$ 7.21	$ 0.98
Options, Outstanding, Number									1,000,000	1,000,000						10,506,000	11,999,000
Options, Exercise Price Range, Lower Range Limit										$ 44.55						$ 3.63
Options, Exercise Price Range, Upper Range Limit										$ 74.08						$ 17.46
Class of Warrant, Outstanding																25,000,000

Fair Value Measurements Fair Value Of Retirement Plan (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Registered Investment Companies [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Registered Investment Companies [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Registered Investment Companies [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Registered Investment Companies [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Common Trust Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Common Trust Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Common Trust Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Common Trust Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] LDI [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] LDI [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] LDI [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] LDI [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Common And Preferred Stock [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Common And Preferred Stock [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Common And Preferred Stock [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Common And Preferred Stock [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Cash and Cash Equivalents [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Cash and Cash Equivalents [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Registered Investment Companies [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Registered Investment Companies [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Registered Investment Companies [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Registered Investment Companies [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Common Trust Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Common Trust Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Common Trust Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Common Trust Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Common And Preferred Stock [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Common And Preferred Stock [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Common And Preferred Stock [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Common And Preferred Stock [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] HFF [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] HFF [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] HFF [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] HFF [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Cash and Cash Equivalents [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Cash and Cash Equivalents [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Corporate Debt Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Corporate Debt Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Treasury And Government Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Treasury And Government Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Treasury And Government Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Treasury And Government Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Other [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] GTAA [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] HFF [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Insurance Contracts [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2009 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2010 Assets Still Held At Reporting Date [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2011 Assets Still Held At Reporting Date [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Oct. 01, 2010 Assets Still Held At Reporting Date [Member] Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2010 Assets Sold During Period [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2011 Assets Sold During Period [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] HFF [Member]	Dec. 31, 2010 Assets Sold During Period [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]	Dec. 31, 2011 Assets Sold During Period [Member] Successor [Member] Foreign Pension Plans, Defined Benefit [Member] Insurance Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 400	$ 305	$ 472	$ 413	$ 280	$ 278	$ 1,152	$ 996	$ 176	$ 140	$ 176	$ 140	$ 216	$ 205	$ 216	$ 205	$ 256	$ 208	$ 256	$ 208	$ 142	$ 150	$ 142	$ 150	$ 150	$ 139	$ 150	$ 139	$ 128	$ 119	$ 128	$ 119	$ 74	$ 26	$ 74	$ 26	$ 10	$ 9	$ 10	$ 9	$ 74	$ 78	$ 88	$ 75	$ 186	$ 184	$ 348	$ 337	$ 53	$ 62	$ 53	$ 62	$ 6	$ 6	$ 6	$ 6	$ 2	$ 3	$ 2	$ 3	$ 6	$ 5	$ 6	$ 5	$ 12	$ 13	$ 12	$ 13	$ 14	$ 8	$ 14	$ 8	$ 180	$ 179	$ 180	$ 179	$ 58	$ 51	$ 58	$ 51	$ 7	$ 10	$ 10	$ 17	$ 10	$ 474	$ 383	$ 560	$ 488	$ 466	$ 462	$ 1,500	$ 1,333
Foreign currency instruments																																																																																						0		16		0		16
Foreign currency instruments																																																																																									1				1
Total																																																																																							383		489		462		1,334
Unobservable inputs, Beginning Balance																																																																																															150		119		9	6	5	180	179	130	113	10	4	4	180
Relating to assets still held at the reporting date																																																																																														9	(8)	3	(1)	(1)	1					11	3	1				(1)	4	(1)
Purchases, sales and settlements																																																																																															0		10		0							(1)			(1)				1	1	2	(3)
Unobservable inputs, Ending Balance																																																																																														150	142	119	128	9	10	6	5	180	179	141	116	10	4	4	178
Interest Rate Derivative Liabilities, at Fair Value																																																																																									$ 1				$ 1

Financial Instruments Derivatives (Details) (USD $)	3 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative Instruments, Loss Recognized in Income	$ 1,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Amount		0.87	0.5
Derivative Liability, Fair Value, Gross Liability		24,000,000	5,000,000
Foreign Exchange Contract [Member]
Derivative [Line Items]
Notional Amount of Foreign Currency Derivatives		741,000,000	529,000,000
Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount of Interest Rate Swaps			250,000,000
Derivative Liability, Fair Value, Gross Liability			$ 1,000,000

Financial Instruments Derivatives Balance Sheet Location (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Asset	$ 8	$ 5
Derivative Liability, Fair Value, Gross Liability	24	5
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		1
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		1
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Asset	8	1
Derivative Liability, Fair Value, Gross Liability	24	2
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other non-current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		1
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Asset	0	2
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Asset	0	2
Derivative Liability, Fair Value, Gross Liability	$ 0	$ 1

Financial Instruments Derivatives Income Statement Location (Details) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2010 Successor [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2011 Successor [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2010 Successor [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2011 Successor [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2010 Successor [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2011 Successor [Member] Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Successor [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Dec. 31, 2011 Successor [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Oct. 01, 2010 Predecessor [Member] Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]	Oct. 01, 2010 Predecessor [Member] Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (1)	$ (8)	$ (1)	$ (8)	$ (1)	$ 1
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1	5	1	5					6	6
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ 3	$ (4)					$ 3	$ (4)	$ (1)		$ (1)

Financial Instruments Credit Risk (Details) (Accounts Receivable [Member], Credit Concentration Risk [Member])	Dec. 31, 2011	Dec. 31, 2010
Ford And Affiliates [Member]
Concentration Risk [Line Items]
Customer credit risk	24.00%	22.00%
Hyundia Motor Company [Member]
Concentration Risk [Line Items]
Customer credit risk	10.00%	17.00%
Hyundai Mobis Company [Member]
Concentration Risk [Line Items]
Customer credit risk	14.00%	14.00%

Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Mar. 31, 2009	Dec. 31, 2011 Stipulation Agreement to Purchase Certain Professional Services [Member]	Dec. 31, 2010 Stipulation Agreement to Purchase Certain Professional Services [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Agreement With Pension Benefit Guaranty Corporation [Member]	Jan. 31, 2009 Agreement With Pension Benefit Guaranty Corporation [Member]
Product Liability Contingency [Line Items]
Guarantor Obligations, Maximum Exposure			$ 36									$ 30	$ 30
Stipulation agreement purchase commitment						13	14
Transformation costs						4			7
IBM outsourcing agreement length			10
Expenses Incurred under the IBM Outsourcing Agreement	4	18	13	80
Payment of Cure Amount under Settelement Agreement with IBM			11
IBM outsourcing agreement remaining commitment			22
Operating Leases, Future Minimum Payments Due, Current			31
Operating Leases, Future Minimum Payments, Due in Two Years			24
Operating Leases, Future Minimum Payments, Due in Three Years			18
Operating Leases, Future Minimum Payments, Due in Four Years			12
Operating Leases, Future Minimum Payments, Due in Five Years			9
Operating Leases, Future Minimum Payments, Due Thereafter			31
Operating Leases, Rent Expense	11	33	44	64
Bankruptcy Proceedings, Date Petition for Bankruptcy Filed			May 28, 2009
Plan of Reorganization, Date Plan is Effective			Oct 1, 2010
Funding Deficiency of the UK Debtor Pension Plan					555
Funding Deficiency of the VES Pension Plan					118
Number of Employees Who filed Civil Actions Against Visteon Germany			600
Number of Employees Who Are in The Similar Situation as Those in Visteon Germany Civil Case			750
Reserve for Pending Pension Case			8
Amount In Excess of The Reserved Amount for Pension Case			8
Beginning balance								76	75	79
Accruals for products shipped								7	21	19
Changes in estimates								(2)	(12)	(4)
Settlements								(6)	(19)	(18)
Ending balance								75	65	76	79
Accrual for Environmental Loss Contingencies			$ 1

Segment Information Segment Information Details (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																											3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended								3 Months Ended				4 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United States [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2011 Mexico [Member]	Dec. 31, 2010 Mexico [Member]	Dec. 31, 2011 Canada [Member]	Dec. 31, 2010 Canada [Member]	Dec. 31, 2011 North America [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2011 Germany [Member]	Dec. 31, 2010 Germany [Member]	Dec. 31, 2011 France [Member]	Dec. 31, 2010 France [Member]	Dec. 31, 2011 United Kingdom [Member]	Dec. 31, 2010 United Kingdom [Member]	Dec. 31, 2011 Portugal [Member]	Dec. 31, 2010 Portugal [Member]	Dec. 31, 2011 Spain [Member]	Dec. 31, 2010 Spain [Member]	Dec. 31, 2011 Czech Republic [Member]	Dec. 31, 2010 Czech Republic [Member]	Dec. 31, 2011 Hungary [Member]	Dec. 31, 2010 Hungary [Member]	Dec. 31, 2011 Other Europe [Member]	Dec. 31, 2010 Other Europe [Member]	Dec. 31, 2011 Europe [Member]	Dec. 31, 2010 Europe [Member]	Dec. 31, 2011 Korea [Member]	Dec. 31, 2010 Korea [Member]	Dec. 31, 2011 China [Member]	Dec. 31, 2010 China [Member]	Dec. 31, 2011 India [Member]	Dec. 31, 2010 India [Member]	Dec. 31, 2011 Japan [Member]	Dec. 31, 2010 Japan [Member]	Dec. 31, 2011 Other Asia [Member]	Dec. 31, 2010 Other Asia [Member]	Dec. 31, 2011 Asia [Member]	Dec. 31, 2010 Asia [Member]	Dec. 31, 2011 South America [Member]	Dec. 31, 2010 South America [Member]	Dec. 31, 2010 Ford And Affiliates [Member]	Oct. 01, 2010 Ford And Affiliates [Member]	Dec. 31, 2011 Ford And Affiliates [Member]	Dec. 31, 2009 Ford And Affiliates [Member]	Dec. 31, 2010 Hyundai Kia Automotive Group [Member]	Oct. 01, 2010 Hyundai Kia Automotive Group [Member]	Dec. 31, 2011 Hyundai Kia Automotive Group [Member]	Dec. 31, 2009 Hyundai Kia Automotive Group [Member]	Dec. 31, 2010 Climate [Member]	Oct. 01, 2010 Climate [Member]	Dec. 31, 2011 Climate [Member]	Dec. 31, 2009 Climate [Member]	Dec. 31, 2010 Electronics [Member]	Oct. 01, 2010 Electronics [Member]	Dec. 31, 2011 Electronics [Member]	Dec. 31, 2009 Electronics [Member]	Dec. 31, 2010 Interiors [Member]	Oct. 01, 2010 Interiors [Member]	Dec. 31, 2011 Interiors [Member]	Dec. 31, 2009 Interiors [Member]	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2011 Total Products [Domain]	Dec. 31, 2010 Total Products [Domain]	Dec. 31, 2011 Central [Member]	Dec. 31, 2010 Central [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Mar. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] United States [Member]	Dec. 31, 2011 Successor [Member] United States [Member]	Dec. 31, 2010 Successor [Member] Mexico [Member]	Dec. 31, 2011 Successor [Member] Mexico [Member]	Dec. 31, 2010 Successor [Member] Canada [Member]	Dec. 31, 2011 Successor [Member] Canada [Member]	Dec. 31, 2010 Successor [Member] Intra-region Elimination Within North America [Member]	Dec. 31, 2011 Successor [Member] Intra-region Elimination Within North America [Member]	Dec. 31, 2010 Successor [Member] North America [Member]	Dec. 31, 2011 Successor [Member] North America [Member]	Dec. 31, 2010 Successor [Member] Germany [Member]	Dec. 31, 2011 Successor [Member] Germany [Member]	Dec. 31, 2010 Successor [Member] France [Member]	Dec. 31, 2011 Successor [Member] France [Member]	Dec. 31, 2010 Successor [Member] Portugal [Member]	Dec. 31, 2011 Successor [Member] Portugal [Member]	Dec. 31, 2010 Successor [Member] Spain [Member]	Dec. 31, 2011 Successor [Member] Spain [Member]	Dec. 31, 2010 Successor [Member] Czech Republic [Member]	Dec. 31, 2011 Successor [Member] Czech Republic [Member]	Dec. 31, 2010 Successor [Member] Hungary [Member]	Dec. 31, 2011 Successor [Member] Hungary [Member]	Dec. 31, 2010 Successor [Member] Other Europe [Member]	Dec. 31, 2011 Successor [Member] Other Europe [Member]	Dec. 31, 2010 Successor [Member] Intra-region Eliminations Within Europe [Member]	Dec. 31, 2011 Successor [Member] Intra-region Eliminations Within Europe [Member]	Dec. 31, 2010 Successor [Member] Europe [Member]	Dec. 31, 2011 Successor [Member] Europe [Member]	Dec. 31, 2010 Successor [Member] Korea [Member]	Dec. 31, 2011 Successor [Member] Korea [Member]	Dec. 31, 2010 Successor [Member] China [Member]	Dec. 31, 2011 Successor [Member] China [Member]	Dec. 31, 2010 Successor [Member] India [Member]	Dec. 31, 2011 Successor [Member] India [Member]	Dec. 31, 2010 Successor [Member] Japan [Member]	Dec. 31, 2011 Successor [Member] Japan [Member]	Dec. 31, 2010 Successor [Member] Other Asia [Member]	Dec. 31, 2011 Successor [Member] Other Asia [Member]	Dec. 31, 2010 Successor [Member] Intra-region Eliminations Within Asia [Member]	Dec. 31, 2011 Successor [Member] Intra-region Eliminations Within Asia [Member]	Dec. 31, 2010 Successor [Member] Asia [Member]	Dec. 31, 2011 Successor [Member] Asia [Member]	Dec. 31, 2010 Successor [Member] South America [Member]	Dec. 31, 2011 Successor [Member] South America [Member]	Dec. 31, 2010 Successor [Member] Inter-region eliminations [Member]	Dec. 31, 2011 Successor [Member] Inter-region eliminations [Member]	Dec. 31, 2010 Successor [Member] Climate [Member]	Dec. 31, 2011 Successor [Member] Climate [Member]	Dec. 31, 2010 Successor [Member] Electronics [Member]	Dec. 31, 2011 Successor [Member] Electronics [Member]	Dec. 31, 2010 Successor [Member] Interiors [Member]	Dec. 31, 2011 Successor [Member] Interiors [Member]	Dec. 31, 2010 Successor [Member] Eliminations [Member]	Dec. 31, 2011 Successor [Member] Eliminations [Member]	Dec. 31, 2010 Successor [Member] Other	Dec. 31, 2011 Successor [Member] Other	Dec. 31, 2010 Successor [Member] Total Products [Domain]	Dec. 31, 2011 Successor [Member] Total Products [Domain]	Dec. 31, 2010 Successor [Member] Services [Member]	Dec. 31, 2010 Successor [Member] Central [Member]	Dec. 31, 2011 Successor [Member] Central [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] United States [Member]	Dec. 31, 2009 Predecessor [Member] United States [Member]	Oct. 01, 2010 Predecessor [Member] Mexico [Member]	Dec. 31, 2009 Predecessor [Member] Mexico [Member]	Oct. 01, 2010 Predecessor [Member] Canada [Member]	Dec. 31, 2009 Predecessor [Member] Canada [Member]	Oct. 01, 2010 Predecessor [Member] Intra-region Elimination Within North America [Member]	Dec. 31, 2009 Predecessor [Member] Intra-region Elimination Within North America [Member]	Oct. 01, 2010 Predecessor [Member] North America [Member]	Dec. 31, 2009 Predecessor [Member] North America [Member]	Oct. 01, 2010 Predecessor [Member] Germany [Member]	Dec. 31, 2009 Predecessor [Member] Germany [Member]	Oct. 01, 2010 Predecessor [Member] France [Member]	Dec. 31, 2009 Predecessor [Member] France [Member]	Dec. 31, 2009 Predecessor [Member] United Kingdom [Member]	Oct. 01, 2010 Predecessor [Member] Portugal [Member]	Dec. 31, 2009 Predecessor [Member] Portugal [Member]	Oct. 01, 2010 Predecessor [Member] Spain [Member]	Dec. 31, 2009 Predecessor [Member] Spain [Member]	Oct. 01, 2010 Predecessor [Member] Czech Republic [Member]	Dec. 31, 2009 Predecessor [Member] Czech Republic [Member]	Oct. 01, 2010 Predecessor [Member] Hungary [Member]	Dec. 31, 2009 Predecessor [Member] Hungary [Member]	Oct. 01, 2010 Predecessor [Member] Other Europe [Member]	Dec. 31, 2009 Predecessor [Member] Other Europe [Member]	Oct. 01, 2010 Predecessor [Member] Intra-region Eliminations Within Europe [Member]	Dec. 31, 2009 Predecessor [Member] Intra-region Eliminations Within Europe [Member]	Oct. 01, 2010 Predecessor [Member] Europe [Member]	Dec. 31, 2009 Predecessor [Member] Europe [Member]	Oct. 01, 2010 Predecessor [Member] Korea [Member]	Dec. 31, 2009 Predecessor [Member] Korea [Member]	Oct. 01, 2010 Predecessor [Member] China [Member]	Dec. 31, 2009 Predecessor [Member] China [Member]	Oct. 01, 2010 Predecessor [Member] India [Member]	Dec. 31, 2009 Predecessor [Member] India [Member]	Oct. 01, 2010 Predecessor [Member] Japan [Member]	Dec. 31, 2009 Predecessor [Member] Japan [Member]	Oct. 01, 2010 Predecessor [Member] Other Asia [Member]	Dec. 31, 2009 Predecessor [Member] Other Asia [Member]	Oct. 01, 2010 Predecessor [Member] Intra-region Eliminations Within Asia [Member]	Dec. 31, 2009 Predecessor [Member] Intra-region Eliminations Within Asia [Member]	Oct. 01, 2010 Predecessor [Member] Asia [Member]	Dec. 31, 2009 Predecessor [Member] Asia [Member]	Oct. 01, 2010 Predecessor [Member] South America [Member]	Dec. 31, 2009 Predecessor [Member] South America [Member]	Oct. 01, 2010 Predecessor [Member] Inter-region eliminations [Member]	Dec. 31, 2009 Predecessor [Member] Inter-region eliminations [Member]	Oct. 01, 2010 Predecessor [Member] Climate [Member]	Dec. 31, 2009 Predecessor [Member] Climate [Member]	Oct. 01, 2010 Predecessor [Member] Electronics [Member]	Dec. 31, 2009 Predecessor [Member] Electronics [Member]	Oct. 01, 2010 Predecessor [Member] Interiors [Member]	Dec. 31, 2009 Predecessor [Member] Interiors [Member]	Oct. 01, 2010 Predecessor [Member] Eliminations [Member]	Dec. 31, 2009 Predecessor [Member] Eliminations [Member]	Oct. 01, 2010 Predecessor [Member] Other	Dec. 31, 2009 Predecessor [Member] Other	Oct. 01, 2010 Predecessor [Member] Total Products [Domain]	Dec. 31, 2009 Predecessor [Member] Total Products [Domain]	Oct. 01, 2010 Predecessor [Member] Services [Member]	Dec. 31, 2009 Predecessor [Member] Services [Member]	Oct. 01, 2010 Predecessor [Member] Central [Member]	Dec. 31, 2009 Predecessor [Member] Central [Member]
Segment Reporting Information [Line Items]
Percentage of segment product sales to total product sales																																																				52.00%	51.00%	52.00%	46.00%	18.00%	18.00%	18.00%	19.00%	30.00%	31.00%	30.00%	35.00%
Products																																												$ 398	$ 1,400	$ 2,000	$ 1,700	$ 591	$ 1,500	$ 2,500	$ 1,700																						$ 1,777		$ 7,532																																															$ 954	$ 4,053	$ 326	$ 1,367	$ 554	$ 2,285	$ (57)	$ (173)												$ 5,102	$ 6,063																																																$ 2,660	$ 2,835	$ 935	$ 1,208	$ 1,641	$ 2,137	$ (134)	$ (117)
Net sales																																																																									1		0																																																											1							142	265																																																												142	265
Gross margin																																																																						139	192	143	244	144	618																																															118	351	89	128	37	139					244	618				3	36	102	408	549	618																																																322	374	136	125	89	115					547	614	2	4
Geographic region:
Net sales																																																																						1,909	2,046	1,850	1,778	1,727	7,532	237	1,104	4	15	21	105	(4)	(6)	258	1,218	40	199	177	713	91	468	115	421	61	246	82	321	125	517	(29)	(114)	662	2,771	583	2,488	125	555	82	341	62	221	71	244	(66)	(304)	857	3,545	123	511	(122)	(513)																0	1,632	1,834	1,778	5,244	6,328	1,005	1,549	22	16	61	46	(26)	(21)	1,062	1,590	129	158	512	609	34	304	441	311	287	195	234	258	315	292	293	(80)	(93)	1,921	2,278	1,520	1,589	325	380	216	213	152	138	177	142	(166)	(158)	2,224	2,304	386	427	(349)	(271)
Property and equipment, net		1,412	1,576	199	240	26	27	29	31	254	298	20	26	96	101	3	4	78	80	42	45	67	121	63	65	70	63	439	505	428	476	116	90	80	96	13	14	27	33	664	709	55	64									968		934		159		144		212		171		42	109	1,291	1,448	121	128
Inventories, net		381	364																																																	214		236		73		66		50		47		32	27	381	364
Depreciation and Amortization																																																																									69		295																																															46	187	8	40	8	37					62	264		7	31					185	307																																																102	137	20	44	27	49					149	230			36	77
Capital Expenditures	$ 151																																																																								$ 92		$ 258																																															$ 56	$ 168	$ 11	$ 26	$ 14	$ 38			$ 7	$ 18	$ 88	$ 250		$ 4	$ 8					$ 117	$ 151																																																$ 60	$ 74	$ 12	$ 19	$ 20	$ 34			$ 17	$ 16	$ 109	$ 143			$ 8	$ 8

Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Financial Information Of Guarantor Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended				4 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010	Jan. 02, 2009	Dec. 31, 2010 Parent Company [Member]	Oct. 01, 2010 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Jan. 02, 2011 Parent Company [Member]	Jan. 02, 2010 Parent Company [Member]	Jan. 02, 2009 Parent Company [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Oct. 01, 2010 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member]	Jan. 02, 2011 Guarantor Subsidiaries [Member]	Jan. 02, 2010 Guarantor Subsidiaries [Member]	Jan. 02, 2009 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Oct. 01, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Jan. 02, 2011 Non-Guarantor Subsidiaries [Member]	Jan. 02, 2010 Non-Guarantor Subsidiaries [Member]	Jan. 02, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Eliminations [Member]	Oct. 01, 2010 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member]	Dec. 31, 2009 Eliminations [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Mar. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 02, 2011 Successor [Member]	Oct. 01, 2010 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Jan. 02, 2010 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Products					$ 28	$ 172		$ 221				$ 315	$ 1,009		$ 1,334				$ 1,679	$ 4,698		$ 5,432				$ (245)	$ (777)		$ (924)				$ 1,777		$ 7,532							$ 5,102	$ 6,063
Services					1	142		265				0			0				0			0				0			0				1		0							142	265
Net sales					29	314	194	486				315	1,009	1,497	1,334				1,679	4,698	7,045	5,432				(245)	(777)	(1,204)	(924)	1,909	2,046	1,850	1,778	1,727	7,532			0	1,632	1,834	1,778	5,244	6,328
Products					381	214		408				124	637		912				1,273	4,481		5,053				(245)	(777)		(924)				1,533		6,914							4,555	5,449
Services					1	140		261				0			0				0			0				0			0				1		0							140	261
Cost of sales					382	354	391	669				124	637	1,200	912				1,273	4,481	6,527	5,053				(245)	(777)	(1,204)	(924)				1,534		6,914							4,695	5,710
Gross margin					(353)	(40)	(197)	(183)				191	372	297	422				406	217	518	379								139	192	143	244	144	618			3	36	102	408	549	618
Selling, general and administrative expenses					37	83	102	80				25	44	67	62				45	136	218	179											107		387							263	321
Restructuring expenses					1	5		33					1		8				26	8	24	39											27		24							14	80
Reorganization Items, Continuing Operations						(8,594)		60					9,402							(1,746)																						(938)	60
Other (Income) Expense, Net					14	21	3	(20)					(1)	(6)					(1)	2	(2)						0	0					13		(5)							22	(20)
Deconsolidation gain	(8)						0	(95)						0							(8)							0					0		(8)							0	(95)
Asset Impairments						4		0							5							5							0				0		0							4	10
Reimbursement from escrow account								62																																			62
Operating income					(405)	8,441	(302)	(179)				166	(9,074)	236	347				336	1,817	286	156											97		220							1,184	324
Interest expense, net					13	181	38	109				(4)	(19)	(12)	(9)					(3)	1	6					0	0	0				9		27							159	106
Loss on debt extinguishment							24							0							0							0							24
Equity in net income of non-consolidated affiliates						1		(1)											41	104	168	82											41		168							105	81
Income (loss) before income taxes and earnings of subsidiaries					(418)	8,261	(364)	(289)				170	(9,055)	248	356				377	1,924	453	232								81	78	80	129	98	337			1,090	(101)	(125)	266	1,130	299
Provision for income taxes					(3)	2		(3)				1			1				26	146	127	74											24		127							148	72
Income (loss) before earnings of subsidiaries					(415)	8,259	(364)	(286)				169	(9,055)	248	355				351	1,778	326	158											105		210							982	227
Equity in earnings of consolidated subsidiaries					507	(7,273)	490	445				58	1,371	172	477											(565)	5,902	(662)	(922)
Income from continuing operations					92	986	126	159				227	(7,684)	420	832				351	1,778	326	158				(565)	5,902	(662)	(922)	56	44	52	105	58	210			1,063	(147)	(174)	240	982	227
Loss from discontinued operations, net of tax					(6)	(46)	(46)	(31)				7	63	57	9				(1)	(3)	(67)	(21)				0	0	0	0				0		(56)							14	(43)
Net income (loss)					86	940	80	128				234	(7,621)	477	841				350	1,775	259	137				(565)	5,902	(662)	(922)				105		154							996	184
Net income attributable to non-controlling interests																			19	56	74	56											19		74							56	56
Net income (loss) attributable to Visteon Corporation					86	940	80	128				234	(7,621)	477	841				331	1,719	185	81				(565)	5,902	(662)	(922)				86		80							940	128
ASSETS
Cash and equivalents	723	962	905	1,180	153	64	114	353	153	353	647	81	55	55	76	81	76	40	671	747	554	533	671	533	493								905	723	723	905	866	866				866		962
Accounts receivable, net	1,063		1,092		160		235					956		540					1,204		1,007					(1,228)		(719)
Inventories, net	381		364		16		18					25		25					323		338
Other current assets	327		341		93		29					28		53					220		245							0
Total current assets	2,494		2,702		422		396					1,090		673					2,418		2,144					(1,228)		(719)
Property and equipment, net	1,412		1,576		104		89					105		81					1,367		1,242
Investment in affiliates					2,357		1,873					1,193		1,533												(3,550)		(3,406)
Equity in net assets of non-consolidated affiliates	644		439																439		644
Intangible assets, net	353		402		90		82					76		59					236		212
Other non-current assets	66		89		65		14					439		23					55		55					(470)		(26)
Total assets	4,969		5,208		3,038		2,454					2,903		2,369					4,515		4,297					(5,248)		(4,151)
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	87		78		644		90					10		13					247		217					(823)		(233)
Accounts payable	1,010		1,203		186		170					198		210					1,218		1,116					(399)		(486)
Other current liabilities	456		561		142		70					34		21					391		365					(6)
Total current liabilities	1,553		1,842		972		330					242		244					1,856		1,698					(1,228)		(719)
Long-term debt	512		483		472		497												481		41					(470)		(26)
Employee benefits	495		526		307		301					74		47					145		147
Other non-current liabilities	412		407		27		19					5		5					375		388
Total Visteon Corporation shareholders’ equity	1,307		1,260		1,260		1,307					2,582		2,073					968		1,333					(3,550)		(3,406)
Non-controlling interests	690		690																690		690
Total shareholders' equity	1,997		1,950		1,260		1,307					2,582		2,073					1,658		2,023					(3,550)		(3,406)					1,950	1,997	1,997		1,772						(455)		(623)
Total liabilities and shareholders' equity	4,969		5,208		3,038		2,454					2,903		2,369					4,515		4,297					(5,248)		(4,151)
Net cash provided from operating activities		141			79	(309)	(163)	(223)				21	(99)	(75)	(68)				54	428	413	432											154		175							20
Investing activities
Capital expenditures		(151)			(2)	(4)	(4)	(11)				(2)	(5)	(12)	(7)				(88)	(108)	(242)	(133)											(92)		(258)							(117)	(151)
Dividends received from consolidated affiliates						44	109					8	129	173	103						0					(8)	(173)	(282)	(103)						0
Cash Divested from Deconsolidation		(11)					0							0							(52)	(11)						0							(52)
Acquisitions of joint venture interests		(30)					0							0						(3)	(29)	(30)						0							(29)							(3)
Proceeds from divestitures and assets sales		69				11		1					1		1				16	33	14	67											16		14							45
Other							0							0							6							0							6
Net cash used by investing activities		(123)			(2)	51	105	(10)				6	125	161	97				(72)	(78)	(315)	(107)				(8)	(173)	(282)	(103)				(76)		(331)							(75)
Financing activities
Cash restriction, net		(133)			11	12	58	(94)											5	31	(7)	(39)											16		51							43
Short term debt, net		(19)																	6	(9)	17	(19)											6		17							(9)
Proceeds from (payments on) DIP facility, net of issuance costs		71				(75)		71																																		(75)
Proceeds from issuance of debt, net of issuance costs		57				472	492	30						0						9	11	27						0							503							481
Principal payments on debt		(173)			(1)	(1,628)	(501)	(21)											(60)	(23)	(12)	(152)											(61)		(513)							(1,651)
Proceeds from rights offering, net of issuance costs						1,190	(33)							0							0							0							(33)							1,190
Dividends paid to consolidated affiliates		0			0	0	0	0				0	(44)	(109)	0				(8)	(129)	(173)	(103)				8	173	282	103				0		0							0
Other		(62)			2	(2)	3	(47)							7				(3)	(19)	(31)	(22)											(1)		(28)							(21)
Net cash used by financing activities		(259)			12	(31)	19	(61)					(44)	(109)	7				(60)	(140)	(195)	(308)				8	173	282	103				(40)		(3)							(42)
Effect of exchange rate changes on cash and equivalents		23										(1)	(3)	(3)					2	4	(20)	23											1		(23)							1
Net (decrease) increase in cash and equivalents		(218)			89	(289)	(39)	(294)				26	(21)	(26)	36				(76)	214	(117)	40											39		(182)							(96)
Foreign currency translation adjustments					1	14	(42)	(119)				0	(248)	(47)	(116)				12	7	(67)	(106)				(10)	247	103	233				3		(53)							20	(108)
Benefit plans					50	(232)	(26)	92				44	(138)	(3)	196				41	(8)	(5)	100				(84)	146	8	(296)				51		(26)							(232)	92
Unrealized hedging gains (losses) and other					(1)	2	(7)	12				0	0	(8)	7				0	5	(10)	0				0	(2)	16	(9)				(1)		(9)							5	10
Other comprehensive (loss) income					50	(216)	(75)	(15)				44	(386)	(58)	87				53	4	(82)	(6)				(94)	391	127	(72)				53		(88)							(207)	(6)
Comprehensive income					136	724	5	113				278	(8,007)	419	928				403	1,779	177	131				(659)	6,293	(535)	(994)				158		66							789	178
Comprehensive income attributable to noncontrolling interests					0	0	0	0				0	0	0	0				22	65	61	65				0	0	0	0				22		61							65	65
Comprehensive income attributable to Visteon Corporation					$ 136	$ 724	$ 5	$ 113				$ 278	$ (8,007)	$ 419	$ 928				$ 381	$ 1,714	$ 116	$ 66				$ (659)	$ 6,293	$ (535)	$ (994)				$ 136		$ 5							$ 724	$ 113

Summary Quarterly Financial Data Summary Quarterly Financial Data (Unaudited) (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended				4 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 01, 2010	Oct. 01, 2010	Dec. 31, 2011	Sep. 30, 2010	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Mar. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net sales					$ 1,909,000,000	$ 2,046,000,000	$ 1,850,000,000	$ 1,778,000,000	$ 1,727,000,000	$ 7,532,000,000	$ 0	$ 1,632,000,000	$ 1,834,000,000	$ 1,778,000,000	$ 5,244,000,000	$ 6,328,000,000
Gross margin					139,000,000	192,000,000	143,000,000	244,000,000	144,000,000	618,000,000	3,000,000	36,000,000	102,000,000	408,000,000	549,000,000	618,000,000
Income (loss) from continuing operations before income taxes					81,000,000	78,000,000	80,000,000	129,000,000	98,000,000	337,000,000	1,090,000,000	(101,000,000)	(125,000,000)	266,000,000	1,130,000,000	299,000,000
Income (loss) from continuing operations					56,000,000	44,000,000	52,000,000	105,000,000	58,000,000	210,000,000	1,063,000,000	(147,000,000)	(174,000,000)	240,000,000	982,000,000	227,000,000
Net income (loss) attributable to Visteon Corporation					37,000,000	26,000,000	35,000,000	86,000,000	38,000,000	136,000,000	1,063,000,000	(164,000,000)	(198,000,000)	225,000,000	926,000,000	171,000,000
Basic earnings attributable to Visteon Corporation					$ 0.72	$ 0.51	$ 0.69	$ 1.71	$ 0.75	$ 2.65		$ (1.27)	$ (1.53)	$ 1.73	$ 7.1	$ 1.31
Diluted earnings attributable to Visteon Corporation					$ 0.71	$ 0.5	$ 0.67	$ 1.66	$ 0.75	$ 2.62		$ (1.27)	$ (1.53)	$ 1.73	$ 7.1	$ 1.31
Gain for Reorganization Items, Pre-tax											1,100,000,000				1,100,000,000
Gain on settlement of Liabilities subject to compromise		(956,000,000)													956,000,000
Liabilities subject to compromise				3,121,000,000
Plan of Reorganization, Date Plan is Effective			Oct 1, 2010
Gain on adoption of fresh-start accounting	$ (106,000,000)														$ 106,000,000

Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances			$ 1,700
Valuation allowance for deferred taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances	1,485	2,238	1,463	2,079
(Benefits)/Charges to Income	(6)	(753)	202	521
Deductions	0	0	0	0
Other	(16)	0	(8)	(362)
Valuation Allowances	1,463	1,485	1,657	2,238
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances	0	23	0	37
(Benefits)/Charges to Income	(4)	3	8	5
Deductions	4	(2)	0	(19)
Other	0	(24)	0	0
Valuation Allowances	$ 0	$ 0	$ 8	$ 23